Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.6%
Australia - 8.1%
Accent Group Ltd.(a)	20,685	$34,154
AGL Energy Ltd.	15,789	129,581
ALS Ltd.	13,331	133,362
Ampol Ltd.	7,569	160,313
Ansell Ltd.	1,638	36,148
ANZ Group Holdings Ltd.	63,307	1,338,659
APA Group	11,641	62,669
Aristocrat Leisure Ltd.	5,236	212,863
Aurizon Holdings Ltd.	27,251	66,736
Australian Clinical Labs Ltd.(a)(b)	18,300	46,593
Bank of Queensland Ltd.(a)	19,287	82,691
Bendigo & Adelaide Bank Ltd.	20,081	162,298
BlueScope Steel Ltd.	8,179	125,967
Brambles Ltd.	24,247	320,111
Brickworks Ltd.(a)	3,582	72,538
CAR Group Ltd.	4,338	112,735
Centuria Capital Group	25,652	37,194
Challenger Ltd.	10,054	45,337
Charter Hall Group	13,536	149,968
Cleanaway Waste Management Ltd.	42,655	87,000
Cochlear Ltd.	679	132,880
Coles Group Ltd.	32,553	407,861
Commonwealth Bank of Australia	25,761	2,419,649
Computershare Ltd.	6,152	107,851
CSL Ltd.	2,794	554,907
Dexus(a)	26,428	138,975
Dicker Data Ltd.(a)	4,543	29,626
Eagers Automotive Ltd.(a)	7,983	60,477
Endeavour Group Ltd.	17,081	59,487
First Resources Ltd.	102,500	117,531
Goodman Group	11,921	305,915
GPT Group	60,275	208,243
Harvey Norman Holdings Ltd.(a)	30,669	105,319
Helia Group Ltd.	24,905	70,148
IDP Education Ltd.(a)	522	5,758
IGO Ltd.(a)	2,722	11,066
Iluka Resources Ltd.	12,863	62,198
Incitec Pivot Ltd.	68,716	148,259
Inghams Group Ltd.(a)	14,417	29,505
Insignia Financial Ltd.(a)	37,302	68,060
Insurance Australia Group Ltd.	17,870	91,244
IPH Ltd.	13,157	55,496
IVE Group Ltd.(a)	36,043	51,010
JB Hi-Fi Ltd.	5,036	279,288
Lottery Corp. Ltd.	46,301	164,461
Lovisa Holdings Ltd.(a)	2,838	70,879
Macquarie Group Ltd.	5,987	965,145
McMillan Shakespeare Ltd.	4,648	49,432
Medibank Pvt Ltd.	46,474	117,681
Metcash Ltd.	39,150	97,234
Mineral Resources Ltd.(a)	1,885	68,054
Mirvac Group(a)	65,535	97,750
MyState Ltd.(a)	7,740	19,707
National Australia Bank Ltd.	58,350	1,511,940
New Hope Corp. Ltd.(a)	33,421	120,798
nib holdings Ltd.	118	486
Nick Scali Ltd.	4,386	50,510
Nine Entertainment Co. Holdings Ltd.(a)	69,871	60,834
Northern Star Resources Ltd.	8,552	94,749
NRW Holdings Ltd.	11,107	27,586
Orica Ltd.	3,931	50,588
Origin Energy Ltd.	30,784	213,778
Orora Ltd.	5,105	9,669
Premier Investments Ltd.	4,256	90,940
QBE Insurance Group Ltd.	22,066	253,199
Qube Holdings Ltd.	27,537	75,460
Ramsay Health Care Ltd.	1,402	40,481
REA Group Ltd.(a)	982	136,934
Reece Ltd.(a)	4,610	91,148
Rio Tinto Ltd.	7,548	676,180
Rio Tinto PLC	27,516	1,955,785
Santos Ltd.	58,308	283,967
Scentre Group	155,987	394,988
SEEK Ltd.(a)	4,581	78,975
Seven Group Holdings Ltd.	3,405	101,292
Sigma Healthcare Ltd.(a)	12,494	12,482
Sonic Healthcare Ltd.	6,930	130,913
Steadfast Group Ltd.	17,095	67,244
Stockland(a)	63,344	230,271
Suncorp Group Ltd.	20,545	257,839
Super Retail Group Ltd.	9,236	116,424
Telstra Group Ltd.	273,425	735,992
Terracom Ltd.*(a)	48,289	6,868
TPG Telecom Ltd.(a)	28,760	98,165
Transurban Group	52,865	481,544
Treasury Wine Estates Ltd.	6,986	58,159
Ventia Services Group Pty. Ltd.	38,563	121,727
Vicinity Ltd.	96,648	148,180
Viva Energy Group Ltd.(c)	53,619	108,991
Waypoint REIT Ltd.(a)	25,185	46,126
Wesfarmers Ltd.	23,518	1,149,109
Westpac Banking Corp.	77,898	1,714,204
Whitehaven Coal Ltd.	20,169	101,024
Woodside Energy Group Ltd.(a)	65,429	1,143,863
Woolworths Group Ltd.	13,328	307,902
Worley Ltd.	8,844	90,990
Yancoal Australia Ltd.(a)	62,165	264,368
Total Australia		24,300,685
Austria - 0.8%
ANDRITZ AG	2,066	146,762
BAWAG Group AG(c)	2,502	194,208
CA Immobilien Anlagen AG	850	25,481
Erste Group Bank AG	12,201	670,634
Mondi PLC	7,162	136,512
Oesterreichische Post AG	1,288	43,124
OMV AG	8,270	354,053
Telekom Austria AG	16,489	161,942
UNIQA Insurance Group AG	14,524	119,950
Verbund AG	2,680	222,831
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,894	96,411
voestalpine AG	4,132	107,817
Wienerberger AG	2,116	70,138
Total Austria		2,349,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Belgium - 0.9%
Ackermans & van Haaren NV	295	$62,785
Aedifica SA	1,625	114,074
Ageas SA	5,617	300,404
Anheuser-Busch InBev SA	8,722	578,016
Azelis Group NV(a)	1,494	32,831
Bekaert SA	2,698	111,170
bpost SA	7,846	22,461
Cofinimmo SA	196	14,437
D'ieteren Group	601	127,375
KBC Group NV	10,808	861,487
Melexis NV(a)	842	69,680
Solvay SA(a)	2,345	92,123
Tessenderlo Group SA(a)	1,975	56,317
UCB SA	1,302	235,402
Warehouses De Pauw CVA	3,510	93,781
Xior Student Housing NV(b)	1,687	63,732
Total Belgium		2,836,075
China - 0.5%
BOC Aviation Ltd.(c)	11,800	97,681
BOC Hong Kong Holdings Ltd.	224,500	719,672
CITIC Telecom International Holdings Ltd.	274,000	84,661
Prosus NV	4,377	191,783
Qingdao Port International Co. Ltd., Class H(a)(c)	128,000	98,214
Wilmar International Ltd.	84,300	220,285
Total China		1,412,296
Denmark - 1.4%
Alm Brand AS	34,075	68,410
Carlsberg AS, Class B	1,859	221,983
Coloplast AS, Class B	2,180	285,575
D/S Norden AS	2,129	88,736
Danske Bank AS	12,154	366,649
Dfds AS	1,756	45,139
DSV AS	685	141,779
Novo Nordisk AS, Class B	17,835	2,100,843
Novonesis (Novozymes) B, Class B	2,879	207,838
Pandora AS	1,224	202,030
Royal Unibrew AS	709	59,707
Scandinavian Tobacco Group AS(c)	3,037	46,741
Spar Nord Bank AS	3,815	72,993
Sydbank AS	2,067	102,120
Tryg AS	8,849	210,378
Total Denmark		4,220,921
Finland - 1.5%
Aktia Bank OYJ	3,623	37,604
Citycon OYJ	900	4,181
Elisa OYJ	3,925	208,599
Huhtamaki OYJ(a)	1,393	54,226
Kemira OYJ	3,806	95,233
Kesko OYJ, Class A	2,867	60,923
Kesko OYJ, Class B(a)	7,161	153,167
Kone OYJ, Class B	7,194	431,150
Konecranes OYJ	2,077	156,236
Metsa Board OYJ, Class B(a)	8,173	57,374
Metso OYJ	10,571	113,259
Nokia OYJ	62,259	272,656
Nordea Bank Abp	139,732	1,648,674
Orion OYJ, Class B	1,614	88,660
Outokumpu OYJ(a)	14,390	58,330
Sampo OYJ, Class A	7,877	368,348
Sampo OYJ, Class A*	2,187	102,012
TietoEVRY OYJ(a)	3,221	66,684
UPM-Kymmene OYJ	9,263	310,863
Valmet OYJ(a)	3,810	122,292
Wartsila OYJ Abp	6,082	136,435
Total Finland		4,546,906
France - 11.7%
Accor SA	2,958	128,750
Aeroports de Paris SA	1,323	170,244
Air Liquide SA	5,262	1,017,496
Airbus SE	4,008	586,964
Alten SA	505	56,417
Amundi SA(c)	6,043	452,205
Antin Infrastructure Partners SA(a)	4,899	65,392
Arkema SA	1,068	101,911
AXA SA	66,435	2,560,220
BioMerieux	399	47,915
BNP Paribas SA	30,074	2,065,870
Bollore SE	18,560	123,973
Bouygues SA	7,589	254,599
Bureau Veritas SA	7,789	258,875
Capgemini SE	1,330	287,889
Carrefour SA	7,995	136,608
Cie de Saint-Gobain SA	7,487	682,842
Cie Generale des Etablissements Michelin SCA	17,178	698,993
Coface SA	13,320	218,378
Credit Agricole SA	96,212	1,473,755
Danone SA	12,772	931,369
Dassault Aviation SA	528	109,016
Dassault Systemes SE	2,361	93,885
Edenred SE	886	33,640
Eiffage SA	2,336	225,879
Elis SA	4,065	85,019
Eramet SA	882	69,692
EssilorLuxottica SA	2,983	707,783
Eurazeo SE	1,289	106,096
Gaztransport & Technigaz SA	606	85,691
Gecina SA	1,550	178,869
Getlink SE	10,458	186,980
Hermes International SCA	429	1,056,201
Imerys SA	2,279	75,745
Interparfums SA	1,552	78,551
Ipsen SA	550	67,828
IPSOS SA	660	41,581
Kering SA	776	222,446
Klepierre SA	7,992	262,589
L'Oreal SA	4,206	1,887,266
La Francaise des Jeux SAEM(c)	5,038	207,701
Legrand SA	3,317	382,410
LVMH Moet Hennessy Louis Vuitton SE	3,165	2,431,988
Metropole Television SA	5,046	68,593
Nexans SA	731	107,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Orange SA	57,473	$659,708
Pernod Ricard SA	2,050	310,240
Publicis Groupe SA	5,525	605,519
Remy Cointreau SA	255	19,879
Rexel SA	10,859	314,735
Rubis SCA	5,198	142,246
Safran SA	2,078	489,573
Sanofi SA	18,831	2,162,582
Schneider Electric SE	6,720	1,771,466
SCOR SE	1,512	33,851
SEB SA	601	68,751
Societe BIC SA	684	46,108
Societe Generale SA	22,854	570,064
Sodexo SA	1,289	105,952
Sopra Steria Group	365	76,746
SPIE SA	3,823	146,346
Teleperformance SE	854	88,639
Thales SA	1,681	267,435
TotalEnergies SE(a)	61,685	4,027,348
Valeo SE	3,502	42,289
Veolia Environnement SA	16,923	557,542
Verallia SA(c)	3,165	92,829
Vicat SACA	1,123	44,242
Vinci SA	11,602	1,358,936
Vivendi SE	11,418	132,273
Wendel SE	601	61,575
Total France		35,290,352
Georgia - 0.0%
Bank of Georgia Group PLC	1,986	97,899
Germany - 9.0%
Allianz SE, Registered Shares	10,580	3,483,304
Bayer AG, Registered Shares	20,375	689,576
Bayerische Motoren Werke AG	30,072	2,657,428
Bechtle AG	1,155	51,716
Beiersdorf AG	1,053	158,828
Brenntag SE	1,719	128,501
Carl Zeiss Meditec AG, Bearer Shares	513	40,736
Commerzbank AG	8,796	162,222
Continental AG	2,120	137,561
CTS Eventim AG & Co. KGaA	1,212	126,270
Daimler Truck Holding AG	13,267	497,947
Dermapharm Holding SE	1,218	47,509
Deutsche Bank AG, Registered Shares	20,279	350,757
Deutsche Boerse AG	1,538	361,663
Deutsche Post AG, Registered Shares	22,332	997,693
Deutsche Telekom AG, Registered Shares	88,348	2,602,075
DWS Group GmbH & Co. KGaA(c)	5,432	224,066
E.ON SE	64,927	967,727
Evonik Industries AG	11,942	279,885
Fielmann Group AG	1,303	67,476
Freenet AG	4,501	134,224
Fresenius Medical Care AG	3,841	163,711
GEA Group AG	1,793	87,967
Hannover Rueck SE	1,746	499,043
Heidelberg Materials AG	4,289	467,186
Henkel AG & Co. KGaA	3,043	259,295
HochTief AG	1,823	225,022
Hugo Boss AG	879	40,310
Infineon Technologies AG	6,003	210,771
K & S AG, Registered Shares	4,753	61,056
Kloeckner & Co. SE	5,587	32,175
Knorr-Bremse AG	1,910	170,213
Krones AG	218	31,386
Lanxess AG	2,320	73,483
Mercedes-Benz Group AG	35,430	2,294,998
Merck KGaA	682	120,261
MTU Aero Engines AG	361	112,810
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,076	1,145,254
Puma SE	883	36,955
Rheinmetall AG	238	129,198
RWE AG	6,522	237,874
SAP SE	6,981	1,592,510
Siemens AG, Registered Shares	14,376	2,909,480
Siemens Healthineers AG(c)	8,610	517,551
Siltronic AG	493	37,607
Sixt SE	844	61,792
Stroeer SE & Co. KGaA	1,554	99,638
Suedzucker AG	576	7,251
Symrise AG	456	63,157
Talanx AG	4,629	390,565
thyssenkrupp AG	17	66
Traton SE	6,882	225,811
United Internet AG, Registered Shares	2,383	49,122
Vonovia SE	11,855	433,043
Wacker Neuson SE	5,401	89,573
Total Germany		27,043,298
Hong Kong - 1.6%
AIA Group Ltd.	78,600	704,794
Bank of East Asia Ltd.	82,749	106,532
CLP Holdings Ltd.	50,500	447,625
Dah Sing Banking Group Ltd.	110,800	99,424
Hang Lung Group Ltd.	50,000	67,589
Hang Seng Bank Ltd.	33,100	416,546
Hong Kong & China Gas Co. Ltd.	429,816	354,145
Hong Kong Exchanges & Clearing Ltd.	11,759	493,825
Link REIT	39,731	200,765
MTR Corp. Ltd.	72,643	274,486
Power Assets Holdings Ltd.	59,500	381,474
Sun Hung Kai Properties Ltd.	55,500	611,268
Swire Pacific Ltd., Class A	19,500	166,695
Swire Pacific Ltd., Class B	115,000	155,752
Swire Properties Ltd.	51,800	106,568
Techtronic Industries Co. Ltd.	15,500	235,668
Total Hong Kong		4,823,156
Ireland - 0.4%
AIB Group PLC	19,040	109,329
Bank of Ireland Group PLC	10,762	120,470
Cairn Homes PLC	13,951	30,611
CRH PLC	9,388	858,562
Glanbia PLC	4,188	73,896
Kerry Group PLC, Class A	632	65,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Kingspan Group PLC	737	$69,380
Total Ireland		1,327,951
Israel - 0.8%
Amot Investments Ltd.	18,997	82,174
Ashtrom Group Ltd.*	2,568	35,734
Azrieli Group Ltd.	1,608	112,137
Bank Hapoalim BM	32,108	321,883
Bank Leumi Le-Israel BM	25,629	251,074
Bezeq The Israeli Telecommunication Corp. Ltd.	7,282	8,391
Delek Group Ltd.	847	99,247
Energean PLC	8,863	107,233
FIBI Holdings Ltd.	2,113	92,991
First International Bank of Israel Ltd.	3,993	165,422
Gav-Yam Lands Corp. Ltd.	9,570	79,370
Harel Insurance Investments & Financial Services Ltd.	5,564	54,134
ICL Group Ltd.	26,430	112,834
Israel Discount Bank Ltd., Class A	36,926	206,981
Matrix IT Ltd.	2,614	50,070
Mega Or Holdings Ltd.	4,297	110,322
Mivne Real Estate KD Ltd.	15,018	38,517
Mizrahi Tefahot Bank Ltd.	4,975	194,602
Newmed Energy LP	22,303	61,458
Phoenix Financial Ltd.	6,478	73,145
Plus500 Ltd.	1,782	59,853
Total Israel		2,317,572
Italy - 4.7%
A2A SpA	88,137	204,010
ACEA SpA	5,691	111,658
Amplifon SpA	907	26,126
Anima Holding SpA(c)	9,212	56,032
Azimut Holding SpA	4,521	116,958
Banca Generali SpA	3,118	140,029
Banca Mediolanum SpA	25,113	317,270
Banca Popolare di Sondrio SpA	15,634	119,957
Banco BPM SpA	41,470	280,380
BPER Banca SpA	20,641	116,334
Brembo NV(a)	6,395	70,180
Brunello Cucinelli SpA	309	33,365
Buzzi SpA	2,035	81,308
Credito Emiliano SpA	12,400	140,604
Davide Campari-Milano NV(a)	4,630	39,272
De' Longhi SpA	2,142	66,028
DiaSorin SpA	281	32,898
Enav SpA(c)	23,976	106,606
Enel SpA	364,826	2,921,403
Eni SpA(a)	66,575	1,016,587
ERG SpA	2,785	76,524
Ferrari NV	658	308,211
FinecoBank Banca Fineco SpA	10,425	178,885
Generali	46,844	1,356,673
Hera SpA	27,035	108,078
Infrastrutture Wireless Italiane SpA(c)	12,900	159,087
Intesa Sanpaolo SpA	429,268	1,838,487
Iren SpA	30,129	68,394
Italgas SpA	30,389	184,162
Leonardo SpA	4,295	95,965
Mediobanca Banca di Credito Finanziario SpA	23,816	407,336
Moncler SpA	1,724	109,710
Piaggio & C SpA(a)	15,157	44,523
Poste Italiane SpA(c)	46,177	648,836
PRADA SpA	19,900	153,717
Prysmian SpA	2,881	209,640
Recordati Industria Chimica & Farmaceutica SpA	2,447	138,734
Snam SpA	75,352	384,406
Technogym SpA(c)	9,541	99,827
Terna - Rete Elettrica Nazionale(a)	21,670	195,607
UniCredit SpA	26,674	1,171,877
Unieuro SpA(c)	1,652	21,424
Unipol Gruppo SpA	18,638	221,946
Zignago Vetro SpA(a)	4,326	52,915
Total Italy		14,231,969
Japan - 18.1%
ABC-Mart, Inc.	3,700	78,894
ADEKA Corp.	3,400	69,324
Advantest Corp.	2,500	117,817
Aeon Co. Ltd.(a)	3,500	95,403
Aeon Mall Co. Ltd.(a)	3,200	46,779
AGC, Inc.	3,800	123,452
Aica Kogyo Co. Ltd.(a)	2,200	52,247
Air Water, Inc.	3,000	42,187
Aisin Corp.(a)	11,100	122,376
Ajinomoto Co., Inc.	2,900	112,440
Akita Bank Ltd.(a)	3,000	45,554
Alfresa Holdings Corp.	3,600	56,779
Alps Alpine Co. Ltd.(a)	3,000	32,383
Amada Co. Ltd.	11,800	120,236
Amano Corp.	3,300	99,341
ARE Holdings, Inc.	5,300	67,250
Asahi Group Holdings Ltd.	12,900	169,412
Asahi Kasei Corp.	22,292	168,624
Asics Corp.	5,600	117,489
Astellas Pharma, Inc.(a)	24,500	282,099
Autobacs Seven Co. Ltd.(a)	13,800	142,785
Azbil Corp.	4,800	38,943
Bandai Namco Holdings, Inc.	5,000	114,513
BayCurrent, Inc.	1,000	37,081
Bridgestone Corp.	14,000	538,311
Canon Marketing Japan, Inc.	3,000	97,441
Canon, Inc.(a)	18,900	621,411
Capcom Co. Ltd.	3,200	74,452
Casio Computer Co. Ltd.(a)	4,100	34,066
Central Japan Railway Co.	3,000	69,568
Chiba Bank Ltd.	13,100	105,549
Chubu Electric Power Co., Inc.(a)	13,700	161,002
Chugai Pharmaceutical Co. Ltd.	11,900	576,697
Citizen Watch Co. Ltd.(a)	4,500	28,660
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	73,883
COMSYS Holdings Corp.	3,300	72,095
Concordia Financial Group Ltd.	16,800	93,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Cosmo Energy Holdings Co. Ltd.(a)	1,700	$92,868
Dai-ichi Life Holdings, Inc.	10,200	262,559
Daicel Corp.	6,100	56,825
Daifuku Co. Ltd.	2,100	40,542
Daiichi Sankyo Co. Ltd.	6,600	217,278
Daikin Industries Ltd.	1,400	196,483
Daito Trust Construction Co. Ltd.(a)	800	97,371
Daiwa House Industry Co. Ltd.	12,100	381,086
Daiwa Securities Group, Inc.(a)	19,900	139,818
Denka Co. Ltd.(a)	1,600	25,196
Denso Corp.	38,900	578,034
Dentsu Group, Inc.	4,600	141,724
DIC Corp.	3,100	70,283
Disco Corp.	600	157,257
DMG Mori Co. Ltd.	3,300	69,581
Earth Corp.	1,300	48,441
East Japan Railway Co.	5,700	113,510
Ebara Corp.	9,100	148,072
Ehime Bank Ltd.(a)	5,300	38,498
Electric Power Development Co. Ltd.	5,500	92,090
ENEOS Holdings, Inc.	49,600	270,019
Exedy Corp.	6,400	142,953
EXEO Group, Inc.	7,600	82,647
FANUC Corp.	9,600	281,208
Fast Retailing Co. Ltd.	1,000	331,516
FIDEA Holdings Co. Ltd.(a)	5,700	56,625
Fuji Electric Co. Ltd.(a)	1,200	72,315
FUJIFILM Holdings Corp.	8,500	219,155
Fujikura Ltd.	5,900	198,729
Fujimi, Inc.(a)	900	14,912
Fujitsu Ltd.	11,400	233,953
Fukuoka Financial Group, Inc.	3,200	82,125
Gunma Bank Ltd.(a)	13,700	84,073
Hachijuni Bank Ltd.	10,100	59,347
Hakuhodo DY Holdings, Inc.(a)	4,100	33,507
Hamamatsu Photonics KK(a)	1,800	23,601
Hankyu Hanshin Holdings, Inc.	1,800	55,646
Haseko Corp.(a)	4,700	61,526
Hazama Ando Corp.(a)	5,700	44,591
Heiwa Corp.	4,200	62,307
Hirogin Holdings, Inc.(a)	15,800	122,167
Hirose Electric Co. Ltd.	500	63,654
Hitachi Construction Machinery Co. Ltd.(a)	2,800	67,945
Hitachi Ltd.	45,300	1,197,422
Hokkaido Gas Co. Ltd.(a)	14,500	60,417
Honda Motor Co. Ltd.	60,000	632,341
Horiba Ltd.	700	45,727
Hoshizaki Corp.	1,400	48,781
Hoya Corp.	1,200	165,982
Hulic Co. Ltd.	14,100	143,376
Hyakujushi Bank Ltd.	1,500	25,954
Idemitsu Kosan Co. Ltd.	20,800	149,485
IHI Corp.(a)	3,700	192,527
Iida Group Holdings Co. Ltd.(a)	5,400	83,469
Inaba Denki Sangyo Co. Ltd.	6,300	168,687
INFRONEER Holdings, Inc.	10,400	85,249
Inpex Corp.	20,100	272,328
Internet Initiative Japan, Inc.	1,600	33,781
Isetan Mitsukoshi Holdings Ltd.(a)	1,500	23,343
Isuzu Motors Ltd.	15,300	206,546
ITOCHU Corp.(a)	17,100	917,882
Itoham Yonekyu Holdings, Inc.	3,760	101,597
Izumi Co. Ltd.	1,900	47,115
J Front Retailing Co. Ltd.	2,500	27,029
Japan Airlines Co. Ltd.	4,400	77,440
Japan Exchange Group, Inc.	7,800	101,181
Japan Post Holdings Co. Ltd.	68,800	657,025
Japan Post Insurance Co. Ltd.	4,900	89,203
Japan Tobacco, Inc.	59,800	1,747,093
JFE Holdings, Inc.(a)	10,400	139,488
JTEKT Corp.	7,100	50,704
K's Holdings Corp.	5,700	61,467
Kaga Electronics Co. Ltd.	2,200	43,065
Kajima Corp.(a)	6,900	129,061
Kakaku.com, Inc.	4,600	80,124
Kamigumi Co. Ltd.	3,300	75,187
Kansai Electric Power Co., Inc.	9,755	161,629
Kao Corp.	4,600	228,617
Kawasaki Heavy Industries Ltd.(a)	2,100	85,224
KDDI Corp.	26,600	854,309
Keyence Corp.	530	253,291
Ki-Star Real Estate Co. Ltd.(a)	500	13,668
Kikkoman Corp.	4,000	45,526
Kintetsu Group Holdings Co. Ltd.(a)	2,000	49,860
Kirin Holdings Co. Ltd.	11,300	172,692
Kobayashi Pharmaceutical Co. Ltd.	500	19,935
Kobe Steel Ltd.(a)	11,300	135,207
Koei Tecmo Holdings Co. Ltd.(a)	3,300	38,170
Kokuyo Co. Ltd.	4,800	84,933
Komatsu Ltd.	23,100	640,482
Konami Group Corp.	1,000	101,685
Kubota Corp.	11,200	159,027
Kuraray Co. Ltd.	4,900	72,606
Kurita Water Industries Ltd.	1,000	43,107
KYB Corp.	1,800	60,591
Kyowa Kirin Co. Ltd.	5,900	104,232
Kyushu Railway Co.	2,800	80,942
LIKE, Inc.(a)	2,100	21,229
Lintec Corp.	4,400	101,664
M3, Inc.	1,900	19,101
Macnica Holdings, Inc.	3,000	41,653
Marubeni Corp.	35,400	579,111
Marui Group Co. Ltd.(a)	2,600	43,451
Matsui Securities Co. Ltd.(a)	5,300	28,975
MatsukiyoCocokara & Co.(a)	1,900	31,255
Max Co. Ltd.	2,400	60,403
Mazda Motor Corp.(a)	11,700	87,521
Mebuki Financial Group, Inc.	9,100	36,549
Medipal Holdings Corp.	3,100	53,975
MEIJI Holdings Co. Ltd.	2,300	57,725
MEITEC Group Holdings, Inc.	3,300	73,156
Minebea Mitsumi, Inc.	3,400	66,983
MISUMI Group, Inc.	1,200	21,728
Mitsubishi Chemical Group Corp.	33,800	217,134
Mitsubishi Corp.	66,800	1,378,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Mitsubishi Electric Corp.	22,100	$355,896
Mitsubishi Estate Co. Ltd.	10,800	170,524
Mitsubishi Gas Chemical Co., Inc.	3,200	61,957
Mitsubishi Heavy Industries Ltd.(a)	21,800	322,717
Mitsubishi Logistics Corp.(a)	2,300	83,967
Mitsubishi Shokuhin Co. Ltd.	1,500	55,159
Mitsubishi UFJ Financial Group, Inc.	188,900	1,919,506
Mitsuboshi Belting Ltd.(a)	2,200	61,137
Mitsui Chemicals, Inc.(a)	2,800	74,483
Mitsui Fudosan Co. Ltd.	22,400	209,530
Miura Co. Ltd.	2,500	61,381
Miyazaki Bank Ltd.	2,200	41,142
Mizuho Financial Group, Inc.	47,450	973,946
Mizuho Medy Co. Ltd.(a)	3,400	38,554
MS&AD Insurance Group Holdings, Inc.	23,900	556,397
Murata Manufacturing Co. Ltd.	14,400	282,534
Nabtesco Corp.	2,500	43,152
Nagase & Co. Ltd.	3,000	67,135
NEC Corp.	1,800	173,029
NGK Insulators Ltd.	4,400	57,553
NH Foods Ltd.	1,300	48,468
NHK Spring Co. Ltd.	9,600	122,013
Nichias Corp.(a)	5,100	202,873
Nikkon Holdings Co. Ltd.(a)	9,600	127,081
Nikon Corp.(a)	4,500	46,733
Nintendo Co. Ltd.	13,300	710,003
Nippn Corp.	7,000	108,592
Nippon Carbon Co. Ltd.	2,000	63,129
Nippon Electric Glass Co. Ltd.	3,700	86,964
Nippon Express Holdings, Inc.(a)	1,900	100,167
Nippon Gas Co. Ltd.	2,800	44,964
Nippon Kayaku Co. Ltd.	6,700	58,503
Nippon Paint Holdings Co. Ltd.	12,300	94,374
Nippon Sanso Holdings Corp.(a)	2,300	83,822
Nippon Shinyaku Co. Ltd.	600	15,629
Nippon Shokubai Co. Ltd.	4,400	53,339
Nippon Steel Corp.(a)	29,200	652,836
Nippon Telegraph & Telephone Corp.	851,200	873,575
Nishimatsu Construction Co. Ltd.(a)	1,400	49,789
Nissan Chemical Corp.	1,400	50,171
Nissan Motor Co. Ltd.(a)	31,000	87,231
Nisshin Seifun Group, Inc.	3,900	49,582
Nisshinbo Holdings, Inc.	6,500	43,570
Nissin Foods Holdings Co. Ltd.	2,400	67,232
Niterra Co. Ltd.(a)	5,600	156,404
Nitto Denko Corp.	10,500	175,330
Noevir Holdings Co. Ltd.	4,100	148,189
NOF Corp.	4,500	77,391
Nomura Holdings, Inc.	42,300	219,721
Nomura Real Estate Holdings, Inc.(a)	3,300	88,383
Nomura Research Institute Ltd.	3,200	118,568
NSD Co. Ltd.	3,000	66,380
NSK Ltd.(a)	13,100	66,022
Obayashi Corp.	9,200	116,608
Obic Co. Ltd.	2,500	88,192
Oji Holdings Corp.(a)	9,400	37,721
Okinawa Cellular Telephone Co.	5,400	149,308
OKUMA Corp.(a)	2,200	47,110
Okumura Corp.	3,000	91,023
Olympus Corp.	4,300	81,722
Omron Corp.	1,600	73,233
Ono Pharmaceutical Co. Ltd.	4,500	60,135
Open House Group Co. Ltd.	1,300	49,123
Oracle Corp.	1,300	134,008
Oriental Land Co. Ltd.	1,700	43,950
Osaka Gas Co. Ltd.	3,600	81,141
OSG Corp.	5,500	77,844
Otsuka Corp.	4,000	99,105
Otsuka Holdings Co. Ltd.	4,600	259,940
Panasonic Holdings Corp.	20,000	173,798
Persol Holdings Co. Ltd.	48,400	86,893
Pigeon Corp.	4,600	54,091
Pola Orbis Holdings, Inc.	3,100	32,053
Prima Meat Packers Ltd.(a)	3,600	59,748
Recruit Holdings Co. Ltd.	3,900	237,343
Resona Holdings, Inc.(a)	22,500	156,921
Resonac Holdings Corp.(a)	2,200	56,600
Ricoh Co. Ltd.(a)	6,000	64,702
Rohm Co. Ltd.(a)	6,200	69,611
Rorze Corp.	2,000	27,545
Ryohin Keikaku Co. Ltd.	2,200	40,512
Sangetsu Corp.	2,700	53,098
Sanki Engineering Co. Ltd.	5,400	90,566
Sankyo Co. Ltd.	11,000	161,955
Sanshin Electronics Co. Ltd.(a)	2,300	31,950
Santen Pharmaceutical Co. Ltd.	7,000	84,882
Sanwa Holdings Corp.(a)	5,200	137,234
SBI Holdings, Inc.(a)	5,400	124,392
SCREEN Holdings Co. Ltd.(a)	1,400	97,610
Scroll Corp.	3,800	25,636
SCSK Corp.	4,400	91,036
Secom Co. Ltd.	3,000	111,032
Sega Sammy Holdings, Inc.	5,300	105,970
Seiko Epson Corp.(a)	7,000	129,170
Sekisui Chemical Co. Ltd.	9,500	148,205
Sekisui House Ltd.	11,200	311,163
Senshu Ikeda Holdings, Inc.(a)	18,900	42,943
Seven & i Holdings Co. Ltd.	18,100	271,677
Seven Bank Ltd.(a)	33,400	66,851
SG Holdings Co. Ltd.	2,900	31,242
Shimadzu Corp.(a)	2,100	70,088
Shimano, Inc.(a)	400	75,979
Shin-Etsu Chemical Co. Ltd.	24,300	1,015,388
Shionogi & Co. Ltd.	10,800	155,046
Shiseido Co. Ltd.	1,100	29,799
SKY Perfect JSAT Holdings, Inc.	11,200	69,843
SMC Corp.	300	133,494
SoftBank Corp.(a)	899,000	1,176,544
Sojitz Corp.(a)	6,780	159,499
Sompo Holdings, Inc.	16,100	360,292
Sony Group Corp.	15,000	291,265
Starts Corp., Inc.	2,400	58,305
Subaru Corp.	12,900	223,838
SUMCO Corp.(a)	2,600	28,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Sumitomo Bakelite Co. Ltd.	1,800	$50,549
Sumitomo Corp.	25,800	576,099
Sumitomo Electric Industries Ltd.	10,300	165,294
Sumitomo Forestry Co. Ltd.	2,800	138,884
Sumitomo Heavy Industries Ltd.	1,700	40,884
Sumitomo Mitsui Financial Group, Inc.(a)	48,600	1,034,585
Sumitomo Mitsui Trust Holdings, Inc.(a)	12,600	298,704
Sumitomo Realty & Development Co. Ltd.	3,000	100,797
Sumitomo Rubber Industries Ltd.	2,900	31,780
Sundrug Co. Ltd.	1,700	50,320
Suzuki Motor Corp.	13,400	149,186
Sysmex Corp.(a)	3,300	65,220
T&D Holdings, Inc.	5,400	94,190
Taiheiyo Cement Corp.	1,800	42,395
Taisei Corp.	2,000	87,528
Taiyo Yuden Co. Ltd.(a)	1,300	26,497
Takara Holdings, Inc.	9,600	81,678
Takeda Pharmaceutical Co. Ltd.	24,300	697,028
Tama Home Co. Ltd.(a)	2,600	72,889
TDK Corp.	15,000	191,170
Teijin Ltd.(a)	3,200	31,678
Terumo Corp.	6,300	118,918
THK Co. Ltd.	2,000	35,151
TIS, Inc.	700	17,867
Tobu Railway Co. Ltd.	200	3,500
Toho Co. Ltd.	1,000	40,639
Toho Gas Co. Ltd.	2,200	61,044
TOKAI Holdings Corp.	9,400	63,810
Tokai Tokyo Financial Holdings, Inc.(a)	17,700	59,767
Tokio Marine Holdings, Inc.	23,600	863,056
Tokyo Electron Device Ltd.(a)	200	5,034
Tokyo Electron Ltd.	3,300	583,452
Tokyo Gas Co. Ltd.(a)	5,100	118,979
Tokyo Ohka Kogyo Co. Ltd.	2,100	51,223
Tokyo Seimitsu Co. Ltd.	800	42,226
Tokyo Tatemono Co. Ltd.	4,100	65,825
Tokyu Fudosan Holdings Corp.	13,700	94,437
Toray Industries, Inc.	15,300	90,191
Tosoh Corp.	5,500	73,556
Toyo Seikan Group Holdings Ltd.	3,900	61,374
Toyo Tire Corp.	4,000	58,361
Toyota Boshoku Corp.(a)	3,200	41,790
Toyota Motor Corp.	140,970	2,505,706
Toyota Tsusho Corp.	16,600	299,993
Transcosmos, Inc.	2,000	49,567
Trend Micro, Inc.	1,800	106,787
Tsubakimoto Chain Co.(a)	11,700	153,693
UBE Corp.	2,800	52,255
Unicharm Corp.	2,000	72,469
USS Co. Ltd.	11,600	110,007
West Japan Railway Co.	4,500	85,696
Yakult Honsha Co. Ltd.(a)	2,000	46,407
YAMABIKO Corp.	5,500	97,703
Yamada Holdings Co. Ltd.	16,200	50,818
Yamaha Motor Co. Ltd.	19,200	171,812
Yamanashi Chuo Bank Ltd.(a)	3,400	38,031
Yamato Holdings Co. Ltd.(a)	2,900	33,128
Yaskawa Electric Corp.	1,900	66,388
Yokogawa Electric Corp.	2,900	74,102
Yokohama Rubber Co. Ltd.	2,300	51,647
Yokorei Co. Ltd.(a)	4,100	27,201
ZOZO, Inc.(a)	3,700	134,870
Total Japan		54,624,409
Jersey - 0.0%
Ithaca Energy PLC(a)	71,885	104,908
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,930	100,738
Netherlands - 2.5%
Aalberts NV	2,062	83,859
Aegon Ltd.	37,608	242,097
Akzo Nobel NV	2,052	144,966
Arcadis NV	1,031	71,570
ASM International NV	158	103,932
ASML Holding NV	1,422	1,183,285
BE Semiconductor Industries NV	1,171	148,398
CTP NV(c)	6,817	124,773
Euronext NV(c)	1,286	139,864
Ferrovial SE(a)	6,364	274,016
Heineken Holding NV	2,436	184,328
Heineken NV(a)	4,285	380,861
IMCD NV	685	119,185
ING Groep NV	112,760	2,048,015
JDE Peet's NV	2,940	61,555
Koninklijke Ahold Delhaize NV	19,881	688,500
Koninklijke KPN NV	89,831	367,839
Koninklijke Vopak NV	2,790	129,782
Randstad NV(a)	3,996	198,904
SBM Offshore NV	7,270	132,983
Signify NV(c)	1,382	32,637
Universal Music Group NV(a)	14,065	368,885
Wolters Kluwer NV	1,827	308,504
Total Netherlands		7,538,738
Norway - 1.7%
ABG Sundal Collier Holding ASA	150,810	94,501
Aker ASA, Class A	1,934	100,624
Aker BP ASA	13,694	294,093
Atea ASA	2,287	29,617
Austevoll Seafood ASA	9,169	84,180
Bouvet ASA	11,726	77,597
DNB Bank ASA	44,635	917,055
DNO ASA	55,421	60,037
Equinor ASA	35,278	893,284
Europris ASA(c)	3,768	24,076
Gjensidige Forsikring ASA	6,265	117,417
Hoegh Autoliners ASA	11,918	154,001
Kongsberg Gruppen ASA	2,643	258,964
Leroy Seafood Group ASA	19,844	91,150
Mowi ASA	7,725	139,169
MPC Container Ships ASA	35,210	81,401
Orkla ASA	17,959	169,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Protector Forsikring ASA	3,323	$76,350
Rana Gruber ASA	8,061	56,635
SpareBank 1 SMN	8,577	124,966
SpareBank 1 SR-Bank ASA	8,251	106,696
Sparebanken Vest	6,497	77,463
Storebrand ASA	7,618	83,828
Telenor ASA	41,287	529,187
TGS ASA	2,513	23,680
Var Energi ASA	95,201	295,564
Wallenius Wilhelmsen ASA	23,737	279,904
Total Norway		5,241,009
Portugal - 0.4%
EDP SA	68,989	315,834
Galp Energia SGPS SA	10,961	205,515
Jeronimo Martins SGPS SA	5,694	112,098
Navigator Co. SA	44,163	181,775
NOS SGPS SA	35,485	144,749
REN - Redes Energeticas Nacionais SGPS SA	23,785	64,107
Semapa-Sociedade de Investimento & Gestao	6,055	97,581
Sonae SGPS SA	83,083	87,996
Total Portugal		1,209,655
Singapore - 2.7%
CapitaLand Investment Ltd.	82,600	201,023
City Developments Ltd.	14,700	61,919
ComfortDelGro Corp. Ltd.	61,900	72,909
DBS Group Holdings Ltd.	71,869	2,133,085
Genting Singapore Ltd.	207,700	141,761
Hour Glass Ltd.	21,800	27,208
Keppel Infrastructure Trust	295,135	107,050
Keppel Ltd.	52,900	273,578
Netlink NBN Trust(b)	197,500	140,961
Oversea-Chinese Banking Corp. Ltd.	134,701	1,586,572
Propnex Ltd.(b)	68,800	42,396
Raffles Medical Group Ltd.	53,100	38,106
Sembcorp Industries Ltd.	23,500	101,552
Sheng Siong Group Ltd.	68,100	81,274
Singapore Airlines Ltd.(a)	102,000	541,030
Singapore Exchange Ltd.	18,500	164,797
Singapore Technologies Engineering Ltd.	53,577	194,749
Singapore Telecommunications Ltd.	362,800	916,905
StarHub Ltd.	41,100	39,433
United Overseas Bank Ltd.	47,128	1,182,611
UOL Group Ltd.	10,000	43,370
Venture Corp. Ltd.	8,300	90,899
Total Singapore		8,183,188
Spain - 5.4%
Acciona SA	429	61,045
Acerinox SA	7,387	79,681
ACS Actividades de Construccion y Servicios SA	6,636	307,205
Aena SME SA(c)	2,871	633,146
Amadeus IT Group SA	3,719	269,456
Atresmedia Corp. de Medios de Comunicacion SA	23,064	122,268
Banco Bilbao Vizcaya Argentaria SA	180,331	1,953,817
Banco de Sabadell SA	61,488	131,003
Banco Santander SA	159,813	820,542
Bankinter SA	19,403	171,679
CaixaBank SA	147,929	885,576
CIE Automotive SA	1,845	53,228
Corp. ACCIONA Energias Renovables SA(a)	1,315	30,996
Enagas SA(a)	4,253	65,408
Endesa SA	50,675	1,110,191
Faes Farma SA	16,244	67,350
Fluidra SA	4,740	124,317
Fomento de Construcciones y Contratas SA(a)	7,594	113,230
Gestamp Automocion SA(a)(c)	15,015	46,334
Grupo Catalana Occidente SA	3,052	136,588
Iberdrola SA	158,541	2,457,693
Industria de Diseno Textil SA	59,548	3,531,608
Inmobiliaria Colonial Socimi SA(a)	14,547	101,145
Logista Integral SA	5,715	172,595
Mapfre SA(a)	69,481	185,486
Merlin Properties Socimi SA	23,022	292,137
Naturgy Energy Group SA	27,049	700,966
Prosegur Cash SA(a)(c)	94,618	61,775
Redeia Corp. SA	12,001	233,988
Repsol SA	25,666	339,295
Sacyr SA	20,874	75,667
Telefonica SA(a)	165,845	813,662
Unicaja Banco SA(c)	50,778	64,888
Vidrala SA	289	32,770
Viscofan SA(a)	1,244	88,439
Total Spain		16,335,174
Sweden - 2.5%
AAK AB	2,808	92,246
AFRY AB	4,149	75,722
Alfa Laval AB	2,835	136,372
Assa Abloy AB, Class B	7,004	236,033
Atlas Copco AB, Class A	20,183	391,152
Atlas Copco AB, Class B	11,363	194,828
Atrium Ljungberg AB, Class B(a)	2,479	60,162
Avanza Bank Holding AB(a)	2,832	70,265
Axfood AB(a)	3,215	90,773
Billerud Aktiebolag	4,720	54,247
Clas Ohlson AB, Class B	1,671	27,793
Dometic Group AB(c)	4,472	26,647
Elekta AB, Class B(a)	6,385	45,604
Epiroc AB, Class A	9,730	210,695
Essity AB, Class B	6,589	205,992
Evolution AB(c)	1,785	175,742
FastPartner AB, Class A	8,087	66,058
H & M Hennes & Mauritz AB, Class B(a)	23,233	396,056
Hexpol AB	6,678	69,174
Holmen AB, Class B(a)	1,028	44,562
Hufvudstaden AB, Class A(a)	2,350	32,155
Husqvarna AB, Class B(a)	11,865	83,106
Indutrade AB	2,622	81,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Investment AB Latour, Class B	5,234	$163,527
L E Lundbergforetagen AB, Class B	546	31,295
Lagercrantz Group AB, Class B	1,734	32,742
Lifco AB, Class B	4,631	152,682
Loomis AB	1,388	45,707
Nibe Industrier AB, Class B(a)	10,007	54,948
Nordic Paper Holding AB	6,932	36,860
Nordnet AB publ(a)	4,656	111,892
Peab AB, Class B	15,635	125,554
Saab AB, Class B(a)	2,822	60,106
Sagax AB, Class B	2,749	78,430
Sandvik AB	9,814	219,679
Securitas AB, Class B	7,991	101,616
Skandinaviska Enskilda Banken AB, Class A	53,797	823,943
Skandinaviska Enskilda Banken AB, Class C(a)	3,854	59,312
Skanska AB, Class B	6,934	144,883
SKF AB, Class B	5,977	119,108
Svenska Cellulosa AB SCA, Class B	2,056	30,009
Svenska Handelsbanken AB, Class A	32,930	338,669
Sweco AB, Class B	4,976	84,483
Swedbank AB, Class A	32,582	692,037
Thule Group AB(a)(c)	1,549	47,311
Trelleborg AB, Class B(a)	2,542	97,852
Volvo AB, Class A	8,759	233,997
Volvo AB, Class B	26,025	688,585
Wihlborgs Fastigheter AB	8,054	93,121
Total Sweden		7,535,367
Switzerland - 9.9%
ABB Ltd., Registered Shares	28,244	1,640,298
Accelleron Industries AG	2,466	128,160
Adecco Group AG, Registered Shares	3,702	126,304
Alcon, Inc.	705	70,471
Allreal Holding AG, Registered Shares	61	11,483
Baloise Holding AG, Registered Shares	929	189,974
Banque Cantonale Vaudoise, Registered Shares	1,668	172,722
BKW AG	574	104,382
Cembra Money Bank AG	643	60,180
Cie Financiere Richemont SA, Class A, Registered Shares	4,391	696,480
Clariant AG, Registered Shares	2,824	42,851
Coca-Cola HBC AG	6,327	226,086
DKSH Holding AG	1,326	105,634
DSM-Firmenich AG	1,719	237,221
EFG International AG	7,496	100,948
Flughafen Zurich AG, Registered Shares	492	118,633
Galenica AG(c)	1,178	103,968
Geberit AG, Registered Shares	415	271,272
Georg Fischer AG, Registered Shares	1,662	125,800
Givaudan SA, Registered Shares	72	396,041
Helvetia Holding AG, Registered Shares	1,443	249,752
Holcim AG, Registered Shares	13,829	1,353,473
Julius Baer Group Ltd.	4,680	282,392
Kuehne & Nagel International AG, Registered Shares	3,730	1,020,549
Logitech International SA, Registered Shares	1,103	98,800
Mobilezone Holding AG, Registered Shares	2,872	46,780
Nestle SA, Registered Shares	40,195	4,048,328
Novartis AG, Registered Shares	44,779	5,157,110
OC Oerlikon Corp. AG, Registered Shares	16,075	87,240
Partners Group Holding AG	342	514,895
PSP Swiss Property AG, Registered Shares	728	106,928
Roche Holding AG	9,226	2,959,582
Roche Holding AG, Bearer Shares(a)	1,647	565,043
Schindler Holding AG, Participation Certificate	398	117,010
Schindler Holding AG, Registered Shares	481	137,135
SFS Group AG	689	107,816
SGS SA, Registered Shares	4,197	469,379
SIG Group AG	3,331	74,474
Sika AG, Registered Shares	863	286,558
Sonova Holding AG, Registered Shares	392	141,177
Stadler Rail AG	1,153	36,221
STMicroelectronics NV(a)	2,527	75,160
Straumann Holding AG, Registered Shares	638	104,562
Sulzer AG, Registered Shares	970	159,147
Swatch Group AG, Bearer Shares(a)	265	56,940
Swatch Group AG, Registered Shares(a)	1,123	48,259
Swiss Life Holding AG, Registered Shares	784	656,160
Swiss Prime Site AG, Registered Shares	1,137	127,846
Swiss Re AG	9,546	1,320,631
Swisscom AG, Registered Shares	1,058	692,958
UBS Group AG, Registered Shares	40,804	1,260,568
VAT Group AG(c)	308	157,295
Vontobel Holding AG, Registered Shares	1,011	66,278
Zurich Insurance Group AG	3,873	2,340,650
Total Switzerland		29,856,004
United Kingdom - 13.8%
4imprint Group PLC	1,069	71,408
Admiral Group PLC	4,379	163,526
Airtel Africa PLC(c)	66,619	101,870
Antofagasta PLC	14,045	379,234
Ashmore Group PLC	35,084	96,473
Ashtead Group PLC	2,627	203,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
Associated British Foods PLC	6,707	$209,887
Assura PLC	65,074	37,097
AstraZeneca PLC	18,826	2,926,230
Auto Trader Group PLC(c)	8,423	98,046
BAE Systems PLC	38,538	639,700
Balfour Beatty PLC	14,421	83,332
Barclays PLC	309,678	932,750
Beazley PLC	8,331	85,040
Bellway PLC	3,563	148,825
Berkeley Group Holdings PLC	1,662	105,224
Big Yellow Group PLC	5,000	85,041
Bodycote PLC	10,266	82,897
BP PLC	263,446	1,384,162
Bridgepoint Group PLC(c)	11,810	54,589
British American Tobacco PLC	81,065	2,961,982
British Land Co. PLC	26,296	153,575
Britvic PLC	8,144	139,280
BT Group PLC(a)	246,699	489,415
Bunzl PLC	3,339	158,280
Burberry Group PLC	4,130	38,834
Centrica PLC	66,764	104,465
Clarkson PLC	1,614	79,670
CMC Markets PLC(c)	7,328	30,717
Compass Group PLC	15,038	482,899
Computacenter PLC	1,515	50,275
ConvaTec Group PLC(c)	20,276	61,738
Cranswick PLC	1,582	106,525
DCC PLC	1,746	119,325
Derwent London PLC	2,418	77,906
Diageo PLC	18,835	657,630
Diploma PLC	1,876	111,576
Domino's Pizza Group PLC	6,923	27,933
Drax Group PLC	8,415	72,748
DS Smith PLC	51,897	321,468
Dunelm Group PLC	5,177	80,136
FDM Group Holdings PLC	2,376	12,270
Games Workshop Group PLC	882	127,180
Grainger PLC	14,510	47,782
Greggs PLC	1,880	78,779
H&T Group PLC	3,717	19,145
Haleon PLC	48,824	257,310
Halma PLC	1,544	54,013
Harbour Energy PLC	24,191	86,378
Hargreaves Lansdown PLC	10,299	153,963
Hays PLC	64,921	80,812
Howden Joinery Group PLC	16,000	194,657
HSBC Holdings PLC	598,355	5,371,019
Hunting PLC	5,258	26,448
IMI PLC	3,373	81,982
Imperial Brands PLC	28,539	831,841
Inchcape PLC	9,663	103,238
Informa PLC	17,148	188,658
InterContinental Hotels Group PLC	2,291	250,022
Intertek Group PLC	1,686	116,694
Investec PLC	16,078	122,712
ITV PLC	115,356	123,863
J Sainsbury PLC	47,506	188,235
Johnson Matthey PLC	4,331	88,361
Land Securities Group PLC	18,606	162,471
Lloyds Banking Group PLC	1,475,049	1,163,391
London Stock Exchange Group PLC	2,279	312,419
LondonMetric Property PLC	42,597	117,017
Morgan Sindall Group PLC	2,523	104,234
National Grid PLC	125,056	1,727,761
NatWest Group PLC	271,058	1,250,363
Next PLC	2,155	282,759
PageGroup PLC	14,107	73,192
Pan African Resources PLC	121,660	51,731
Pearson PLC	6,816	92,661
Pennon Group PLC	2,423	19,240
Polar Capital Holdings PLC	3,846	27,651
Primary Health Properties PLC	40,956	56,035
Prudential PLC	19,921	185,604
PZ Cussons PLC	36,719	47,480
QinetiQ Group PLC	4,795	28,904
Reckitt Benckiser Group PLC	10,476	643,159
RELX PLC	19,009	894,714
Renishaw PLC	1,545	77,611
Rentokil Initial PLC	18,284	89,370
Rightmove PLC	7,176	59,428
Rotork PLC	16,739	74,858
RS Group PLC	5,726	62,213
Safestore Holdings PLC	4,745	57,091
Sage Group PLC	9,697	133,257
Savills PLC	4,759	75,708
Schroders PLC	20,428	95,685
Serco Group PLC	16,106	38,455
Serica Energy PLC	16,608	29,740
Severn Trent PLC	3,799	134,631
Shell PLC	85,022	2,765,572
Smith & Nephew PLC	10,843	168,422
Smiths Group PLC	4,603	103,542
Softcat PLC	1,436	29,894
Spectris PLC	1,758	64,329
Spirax Group PLC	391	39,414
SSE PLC	35,467	895,811
St. James's Place PLC	14,161	139,422
Standard Chartered PLC	27,400	291,451
Tate & Lyle PLC	8,114	74,281
TBC Bank Group PLC	2,391	84,990
Tesco PLC	152,339	732,967
TORM PLC, Class A	3,477	118,477
Travis Perkins PLC	10,175	126,383
Unilever PLC	50,350	3,268,112
Unite Group PLC	8,186	103,215
United Utilities Group PLC	9,906	138,920
Vesuvius PLC	17,657	92,487
Victrex PLC	1,641	21,395
Virgin Money U.K. PLC	41,782	122,176
Vodafone Group PLC	1,007,615	1,014,213
Weir Group PLC	3,140	91,228
WH Smith PLC	5,043	98,625
Whitbread PLC	2,865	120,438
Zigup PLC	14,195	73,306
Total United Kingdom		41,768,856
United States - 1.2%
GSK PLC	85,702	1,743,312
Stellantis NV	122,956	1,702,689
Total United States		3,446,001
TOTAL COMMON STOCKS (Cost: $236,322,987)		300,742,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $11,649,787)	11,649,787	$11,649,787
TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $247,972,774)		312,392,777
Other Assets less Liabilities - (3.5)%		(10,620,863)
NET ASSETS - 100.0%		$301,771,914
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $23,198,156 and the total market value of the collateral held by the Fund was $24,646,532. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,996,745.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	10/3/2024	2,331,907	AUD	1,617,793	USD	$—		$(5)
Bank of America NA	10/3/2024	1,251,452	CHF	1,483,744	USD	—		(20)
Bank of America NA	10/3/2024	1,623,384	DKK	243,056	USD	—		(4)
Bank of America NA	10/3/2024	4,939,223	EUR	5,512,588	USD	48		—
Bank of America NA	10/3/2024	392,854,298	JPY	2,746,841	USD	—		(0)^
Bank of America NA	10/3/2024	4,298,363	NOK	408,103	USD	0	^	—
Bank of America NA	10/3/2024	6,855,106	SEK	676,266	USD	39		—
Bank of America NA	10/3/2024	1,007,726	SGD	786,112	USD	—		(18)
Bank of America NA	10/3/2024	1,636,516	USD	2,410,242	AUD	—		(35,618)
Bank of America NA	10/3/2024	1,500,916	USD	1,268,991	CHF	—		(3,603)
Bank of America NA	10/3/2024	245,868	USD	1,653,995	DKK	—		(1,767)
Bank of America NA	10/3/2024	5,576,392	USD	5,030,965	EUR	—		(38,636)
Bank of America NA	10/3/2024	2,391,525	USD	1,819,172	GBP	—		(48,618)
Bank of America NA	10/3/2024	2,778,634	USD	402,822,461	JPY	—		(37,904)
Bank of America NA	10/3/2024	412,823	USD	4,369,969	NOK	—		(2,079)
Bank of America NA	10/3/2024	684,090	USD	6,994,657	SEK	—		(5,983)
Bank of America NA	10/3/2024	795,207	USD	1,034,622	SGD	—		(11,868)
Bank of America NA	10/7/2024	843,757	ILS	226,851	USD	—		(2)
Bank of America NA	10/7/2024	229,475	USD	831,387	ILS	5,952		—
Bank of America NA	11/5/2024	1,479,603	USD	2,131,652	AUD	4		—
Bank of America NA	11/5/2024	984,322	USD	827,108	CHF	12		—
Bank of America NA	11/5/2024	149,359	USD	995,868	DKK	—		(0)^
Bank of America NA	11/5/2024	3,809,098	USD	3,408,241	EUR	—		(33)
Bank of America NA	11/5/2024	226,502	USD	841,908	ILS	—		(11)
Bank of America NA	11/5/2024	356,167	USD	3,750,056	NOK	2		—
Bank of America NA	11/5/2024	621,869	USD	6,293,719	SEK	—		(33)
Bank of America NA	11/5/2024	844,406	USD	1,080,647	SGD	13		—
Bank of America NA	11/6/2024	3,773,316	USD	537,178,321	JPY	—		(19)
Citibank NA	10/3/2024	2,331,937	AUD	1,617,793	USD	16		—
Citibank NA	10/3/2024	1,251,455	CHF	1,483,744	USD	—		(16)
Citibank NA	10/3/2024	1,623,394	DKK	243,056	USD	—		(3)
Citibank NA	10/3/2024	4,939,228	EUR	5,512,588	USD	53		—
Citibank NA	10/3/2024	392,857,045	JPY	2,746,841	USD	19		—
Citibank NA	10/3/2024	4,298,305	NOK	408,103	USD	—		(5)
Citibank NA	10/3/2024	6,854,774	SEK	676,266	USD	6		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/3/2024	1,007,757	SGD	786,112	USD	6	—
Citibank NA	10/3/2024	1,636,518	USD	2,410,213	AUD	—	(35,596)
Citibank NA	10/3/2024	1,500,917	USD	1,268,992	CHF	—	(3,603)
Citibank NA	10/3/2024	245,869	USD	1,654,014	DKK	—	(1,769)
Citibank NA	10/3/2024	5,576,393	USD	5,031,011	EUR	—	(38,687)
Citibank NA	10/3/2024	2,391,529	USD	1,819,175	GBP	—	(48,618)
Citibank NA	10/3/2024	2,778,634	USD	402,770,222	JPY	—	(37,539)
Citibank NA	10/3/2024	82,208	USD	11,695,452	JPY	433	—
Citibank NA	10/3/2024	412,827	USD	4,370,012	NOK	—	(2,079)
Citibank NA	10/3/2024	12,214	USD	132,418	NOK	—	(358)
Citibank NA	10/3/2024	684,094	USD	6,994,712	SEK	—	(5,984)
Citibank NA	10/3/2024	20,240	USD	210,222	SEK	—	(500)
Citibank NA	10/3/2024	795,211	USD	1,034,723	SGD	—	(11,942)
Citibank NA	10/3/2024	23,527	USD	30,695	SGD	—	(417)
Citibank NA	10/7/2024	843,771	ILS	226,851	USD	2	—
Citibank NA	10/7/2024	229,477	USD	831,426	ILS	5,943	—
Citibank NA	11/5/2024	1,479,603	USD	2,131,692	AUD	—	(23)
Citibank NA	11/5/2024	984,322	USD	827,110	CHF	9	—
Citibank NA	11/5/2024	149,359	USD	995,886	DKK	—	(3)
Citibank NA	11/5/2024	3,809,098	USD	3,408,235	EUR	—	(26)
Citibank NA	11/5/2024	226,502	USD	841,922	ILS	—	(14)
Citibank NA	11/5/2024	356,167	USD	3,750,077	NOK	—	(0)^
Citibank NA	11/5/2024	621,869	USD	6,293,523	SEK	—	(14)
Citibank NA	11/5/2024	844,406	USD	1,080,693	SGD	—	(22)
Citibank NA	11/6/2024	3,773,316	USD	537,182,095	JPY	—	(45)
Goldman Sachs	10/3/2024	65,867	AUD	45,207	USD	489	—
Goldman Sachs	10/3/2024	35,171	CHF	41,461	USD	237	—
Goldman Sachs	10/3/2024	45,322	DKK	6,792	USD	—	(6)
Goldman Sachs	10/3/2024	137,848	EUR	154,042	USD	—	(190)
Goldman Sachs	10/3/2024	49,399	GBP	66,064	USD	198	—
Goldman Sachs	10/3/2024	11,071,402	JPY	76,757	USD	654	—
Goldman Sachs	10/3/2024	119,905	NOK	11,404	USD	—	(20)
Goldman Sachs	10/3/2024	191,549	SEK	18,897	USD	1	—
Goldman Sachs	10/3/2024	28,248	SGD	21,967	USD	68	—
Goldman Sachs	10/3/2024	48,418	USD	72,790	AUD	—	(2,081)
Goldman Sachs	10/3/2024	44,406	USD	37,553	CHF	—	(117)
Goldman Sachs	10/3/2024	7,274	USD	49,205	DKK	—	(93)
Goldman Sachs	10/3/2024	164,982	USD	149,592	EUR	—	(1,977)
Goldman Sachs	10/3/2024	70,755	USD	54,187	GBP	—	(1,928)
Goldman Sachs	10/7/2024	23,718	ILS	6,339	USD	38	—
Goldman Sachs	10/7/2024	6,789	USD	25,494	ILS	—	(65)
HSBC Holdings PLC	10/3/2024	281,958	AUD	193,671	USD	1,941	—
HSBC Holdings PLC	10/3/2024	2,331,944	AUD	1,617,793	USD	20	—
HSBC Holdings PLC	10/3/2024	150,121	CHF	177,623	USD	361	—
HSBC Holdings PLC	10/3/2024	1,251,455	CHF	1,483,744	USD	—	(16)
HSBC Holdings PLC	10/3/2024	194,485	DKK	29,097	USD	21	—
HSBC Holdings PLC	10/3/2024	1,623,392	DKK	243,056	USD	—	(3)
HSBC Holdings PLC	10/3/2024	591,635	EUR	659,928	USD	392	—
HSBC Holdings PLC	10/3/2024	4,939,223	EUR	5,512,588	USD	48	—
HSBC Holdings PLC	10/3/2024	211,418	GBP	283,021	USD	565	—
HSBC Holdings PLC	10/3/2024	8,812,538	GBP	11,820,821	USD	—	(138)
HSBC Holdings PLC	10/3/2024	47,195,645	JPY	328,832	USD	1,160	—
HSBC Holdings PLC	10/3/2024	392,857,045	JPY	2,746,841	USD	19	—
HSBC Holdings PLC	10/3/2024	509,446	NOK	48,855	USD	—	(486)
HSBC Holdings PLC	10/3/2024	4,298,312	NOK	408,103	USD	—	(5)
HSBC Holdings PLC	10/3/2024	819,386	SEK	80,958	USD	—	(120)
HSBC Holdings PLC	10/3/2024	6,854,774	SEK	676,266	USD	6	—
HSBC Holdings PLC	10/3/2024	120,971	SGD	94,108	USD	257	—
HSBC Holdings PLC	10/3/2024	1,007,756	SGD	786,112	USD	6	—
HSBC Holdings PLC	10/3/2024	1,636,518	USD	2,410,213	AUD	—	(35,596)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/3/2024	1,500,917	USD	1,269,007	CHF	—	(3,621)
HSBC Holdings PLC	10/3/2024	245,869	USD	1,654,015	DKK	—	(1,769)
HSBC Holdings PLC	10/3/2024	5,576,393	USD	5,031,007	EUR	—	(38,682)
HSBC Holdings PLC	10/3/2024	2,391,529	USD	1,819,204	GBP	—	(48,657)
HSBC Holdings PLC	10/3/2024	2,778,634	USD	402,821,349	JPY	—	(37,897)
HSBC Holdings PLC	10/3/2024	412,827	USD	4,369,955	NOK	—	(2,073)
HSBC Holdings PLC	10/3/2024	684,094	USD	6,994,717	SEK	—	(5,985)
HSBC Holdings PLC	10/3/2024	795,211	USD	1,034,633	SGD	—	(11,872)
HSBC Holdings PLC	10/7/2024	101,956	ILS	27,157	USD	254	—
HSBC Holdings PLC	10/7/2024	843,774	ILS	226,851	USD	2	—
HSBC Holdings PLC	10/7/2024	229,477	USD	831,380	ILS	5,956	—
HSBC Holdings PLC	11/5/2024	1,479,603	USD	2,131,630	AUD	19	—
HSBC Holdings PLC	11/5/2024	984,322	USD	827,118	CHF	—	(0)^
HSBC Holdings PLC	11/5/2024	149,359	USD	995,871	DKK	—	(1)
HSBC Holdings PLC	11/5/2024	3,809,098	USD	3,408,247	EUR	—	(40)
HSBC Holdings PLC	11/5/2024	226,502	USD	841,900	ILS	—	(8)
HSBC Holdings PLC	11/5/2024	356,167	USD	3,750,061	NOK	1	—
HSBC Holdings PLC	11/5/2024	621,869	USD	6,293,538	SEK	—	(15)
HSBC Holdings PLC	11/5/2024	844,406	USD	1,080,679	SGD	—	(12)
HSBC Holdings PLC	11/6/2024	3,773,316	USD	537,180,208	JPY	—	(32)
JPMorgan Chase Bank NA	10/3/2024	2,331,930	AUD	1,617,792	USD	12	—
JPMorgan Chase Bank NA	10/3/2024	1,251,450	CHF	1,483,742	USD	—	(20)
JPMorgan Chase Bank NA	10/3/2024	1,623,374	DKK	243,053	USD	—	(3)
JPMorgan Chase Bank NA	10/3/2024	4,939,228	EUR	5,512,588	USD	53	—
JPMorgan Chase Bank NA	10/3/2024	392,857,045	JPY	2,746,841	USD	19	—
JPMorgan Chase Bank NA	10/3/2024	4,298,277	NOK	408,102	USD	—	(7)
JPMorgan Chase Bank NA	10/3/2024	6,854,776	SEK	676,266	USD	6	—
JPMorgan Chase Bank NA	10/3/2024	1,007,753	SGD	786,109	USD	6	—
JPMorgan Chase Bank NA	10/7/2024	843,733	ILS	226,850	USD	—	(8)
JPMorgan Chase Bank NA	11/5/2024	1,479,600	USD	2,131,691	AUD	—	(26)
JPMorgan Chase Bank NA	11/5/2024	984,321	USD	827,107	CHF	12	—
JPMorgan Chase Bank NA	11/5/2024	149,356	USD	995,867	DKK	—	(3)
JPMorgan Chase Bank NA	11/5/2024	3,809,094	USD	3,408,225	EUR	—	(19)
JPMorgan Chase Bank NA	11/5/2024	226,498	USD	841,890	ILS	—	(10)
JPMorgan Chase Bank NA	11/5/2024	356,164	USD	3,749,989	NOK	5	—
JPMorgan Chase Bank NA	11/5/2024	621,865	USD	6,293,556	SEK	—	(21)
JPMorgan Chase Bank NA	11/5/2024	844,404	USD	1,080,708	SGD	—	(36)
JPMorgan Chase Bank NA	11/6/2024	3,773,313	USD	537,181,667	JPY	—	(45)
Morgan Stanley & Co. International	10/3/2024	1,636,518	USD	2,410,217	AUD	—	(35,598)
Morgan Stanley & Co. International	10/3/2024	96,836	USD	144,663	AUD	—	(3,525)
Morgan Stanley & Co. International	10/3/2024	1,500,917	USD	1,269,007	CHF	—	(3,621)
Morgan Stanley & Co. International	10/3/2024	88,812	USD	75,692	CHF	—	(929)
Morgan Stanley & Co. International	10/3/2024	245,869	USD	1,654,029	DKK	—	(1,771)
Morgan Stanley & Co. International	10/3/2024	14,548	USD	98,243	DKK	—	(161)
Morgan Stanley & Co. International	10/3/2024	5,576,393	USD	5,031,002	EUR	—	(38,677)
Morgan Stanley & Co. International	10/3/2024	329,964	USD	298,646	EUR	—	(3,353)
Morgan Stanley & Co. International	10/3/2024	2,391,529	USD	1,819,171	GBP	—	(48,613)
Morgan Stanley & Co. International	10/3/2024	141,510	USD	108,172	GBP	—	(3,587)
Morgan Stanley & Co. International	10/3/2024	2,778,634	USD	402,821,194	JPY	—	(37,895)
Morgan Stanley & Co. International	10/3/2024	164,416	USD	23,377,386	JPY	961	—
Morgan Stanley & Co. International	10/3/2024	412,827	USD	4,369,983	NOK	—	(2,076)
Morgan Stanley & Co. International	10/3/2024	24,428	USD	263,166	NOK	—	(558)
Morgan Stanley & Co. International	10/3/2024	684,094	USD	6,994,712	SEK	—	(5,984)
Morgan Stanley & Co. International	10/3/2024	40,479	USD	417,174	SEK	—	(678)
Morgan Stanley & Co. International	10/3/2024	795,211	USD	1,034,671	SGD	—	(11,902)
Morgan Stanley & Co. International	10/3/2024	47,054	USD	61,325	SGD	—	(783)
Morgan Stanley & Co. International	10/7/2024	229,477	USD	831,403	ILS	5,949	—
Morgan Stanley & Co. International	10/7/2024	13,578	USD	50,536	ILS	—	(9)
Royal Bank of Canada	10/3/2024	2,331,930	AUD	1,617,793	USD	11	—
Royal Bank of Canada	10/3/2024	1,251,453	CHF	1,483,744	USD	—	(18)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	10/3/2024	1,623,367	DKK	243,056	USD	—		(7)
Royal Bank of Canada	10/3/2024	4,939,236	EUR	5,512,588	USD	63		—
Royal Bank of Canada	10/3/2024	392,857,127	JPY	2,746,841	USD	20		—
Royal Bank of Canada	10/3/2024	4,298,290	NOK	408,103	USD	—		(7)
Royal Bank of Canada	10/3/2024	6,854,714	SEK	676,266	USD	0	^	—
Royal Bank of Canada	10/3/2024	1,007,759	SGD	786,112	USD	8		—
Royal Bank of Canada	10/3/2024	1,636,518	USD	2,410,206	AUD	—		(35,591)
Royal Bank of Canada	10/3/2024	1,500,917	USD	1,268,988	CHF	—		(3,598)
Royal Bank of Canada	10/3/2024	245,869	USD	1,653,977	DKK	—		(1,763)
Royal Bank of Canada	10/3/2024	5,576,393	USD	5,031,007	EUR	—		(38,682)
Royal Bank of Canada	10/3/2024	2,391,529	USD	1,819,208	GBP	—		(48,663)
Royal Bank of Canada	10/3/2024	2,778,634	USD	402,817,581	JPY	—		(37,870)
Royal Bank of Canada	10/3/2024	412,827	USD	4,369,983	NOK	—		(2,076)
Royal Bank of Canada	10/3/2024	684,094	USD	6,994,673	SEK	—		(5,980)
Royal Bank of Canada	10/3/2024	795,211	USD	1,034,656	SGD	—		(11,890)
Royal Bank of Canada	10/7/2024	843,759	ILS	226,851	USD	—		(1)
Royal Bank of Canada	10/7/2024	229,477	USD	831,472	ILS	5,931		—
Royal Bank of Canada	11/5/2024	1,479,603	USD	2,131,673	AUD	—		(10)
Royal Bank of Canada	11/5/2024	984,322	USD	827,109	CHF	11		—
Royal Bank of Canada	11/5/2024	149,359	USD	995,870	DKK	—		(1)
Royal Bank of Canada	11/5/2024	3,809,098	USD	3,408,238	EUR	—		(29)
Royal Bank of Canada	11/5/2024	226,502	USD	841,910	ILS	—		(11)
Royal Bank of Canada	11/5/2024	356,167	USD	3,750,041	NOK	3		—
Royal Bank of Canada	11/5/2024	621,869	USD	6,293,483	SEK	—		(10)
Royal Bank of Canada	11/5/2024	844,406	USD	1,080,680	SGD	—		(13)
Royal Bank of Canada	11/6/2024	3,773,316	USD	537,181,453	JPY	—		(41)
						$38,340		$(953,168)
^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$300,742,990	$—	$—	$300,742,990
Investment of Cash Collateral for Securities Loaned	—	11,649,787	—	11,649,787
Total Investments in Securities	$300,742,990	$11,649,787	$—	$312,392,777
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$38,340	$—	38,340
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(953,168)	$—	$(953,168)
Total - Net	$300,742,990	$10,734,959	$—	$311,477,949
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%
Australia - 12.2%
Accent Group Ltd.(a)	461,088	$761,314
Acrow Ltd.	169,116	127,883
Amotiv Ltd.(a)	69,522	504,013
AMP Ltd.	1,182,941	1,091,485
Ansell Ltd.(a)	36,840	812,992
ARB Corp. Ltd.(a)	15,541	512,125
AUB Group Ltd.	22,564	481,823
Australian Clinical Labs Ltd.(a)(b)	85,176	216,864
Baby Bunting Group Ltd.(a)(b)	68,113	85,292
Bapcor Ltd.(a)	121,653	448,147
Breville Group Ltd.(a)	18,617	440,937
Capitol Health Ltd.	649,336	164,424
Cedar Woods Properties Ltd.(a)	61,196	238,596
Centuria Capital Group	699,437	1,014,140
Champion Iron Ltd.(a)	139,859	713,150
Codan Ltd.	36,344	406,444
Collins Foods Ltd.(a)	31,846	193,094
Corporate Travel Management Ltd.(a)	22,442	200,842
Dalrymple Bay Infrastructure Ltd.	216,308	484,706
Data#3 Ltd.	42,494	223,460
Dicker Data Ltd.(a)	54,104	352,826
Domain Holdings Australia Ltd.(a)	91,995	204,229
Eagers Automotive Ltd.(a)	120,438	912,408
EVT Ltd.(a)	46,853	350,396
First Resources Ltd.	797,027	913,908
G8 Education Ltd.(a)	263,019	258,194
Gold Road Resources Ltd.	87,419	103,706
GR Engineering Services Ltd.	108,189	151,613
GrainCorp Ltd., Class A	82,337	525,516
GWA Group Ltd.	256,943	429,593
Hansen Technologies Ltd.	47,339	156,325
Helia Group Ltd.	224,816	633,223
Helloworld Travel Ltd.	68,636	93,566
HMC Capital Ltd.	89,469	508,967
HUB24 Ltd.	7,161	289,979
Iluka Resources Ltd.	115,170	556,898
Imdex Ltd.(a)	99,449	162,823
Infomedia Ltd.	115,778	127,710
Ingenia Communities Group(a)	102,735	358,500
Inghams Group Ltd.(a)	206,190	421,981
Insignia Financial Ltd.(a)	504,685	920,830
Integral Diagnostics Ltd.(a)	49,126	101,221
IPH Ltd.	90,611	382,197
IVE Group Ltd.(a)	132,501	187,522
Johns Lyng Group Ltd.(a)	31,896	82,537
Jumbo Interactive Ltd.	20,166	191,945
Kelsian Group Ltd.(a)	59,119	169,387
Lindsay Australia Ltd.(a)	216,503	136,681
Lovisa Holdings Ltd.(a)	38,347	957,717
Lycopodium Ltd.(a)	28,431	242,605
MA Financial Group Ltd.(a)	74,269	272,563
Macmahon Holdings Ltd.(a)	911,801	205,583
Magellan Financial Group Ltd.	210,748	1,464,989
McMillan Shakespeare Ltd.	64,552	686,523
Metcash Ltd.	761,695	1,891,765
Monadelphous Group Ltd.	28,697	257,019
Monash IVF Group Ltd.(a)	149,618	127,152
Myer Holdings Ltd.(a)	720,260	414,735
MyState Ltd.(a)	117,559	299,313
Netwealth Group Ltd.	41,207	710,682
nib holdings Ltd.	164,768	678,989
Nick Scali Ltd.	50,929	586,511
Nine Entertainment Co. Holdings Ltd.(a)	945,406	823,124
NRW Holdings Ltd.	235,540	584,993
Nufarm Ltd.(a)	83,593	230,231
oOh!media Ltd.(a)	200,692	183,088
Orora Ltd.	807,420	1,529,204
PeopleIN Ltd.(a)	143,734	84,758
Perenti Ltd.	422,844	319,749
Perseus Mining Ltd.	236,435	428,110
Pinnacle Investment Management Group Ltd.(a)	79,506	995,589
PointsBet Holdings Ltd.(a)	429,915	208,778
PSC Insurance Group Ltd.	64,877	277,702
PWR Holdings Ltd.(a)	13,438	84,370
Ramelius Resources Ltd.	122,354	186,743
Regis Healthcare Ltd.(a)	102,020	438,106
Reliance Worldwide Corp. Ltd.	263,529	1,073,173
Ridley Corp. Ltd.(a)	144,930	263,428
SG Fleet Group Ltd.	150,288	260,656
Sigma Healthcare Ltd.(a)	166,925	166,758
SmartGroup Corp. Ltd.	62,261	361,962
Southern Cross Electrical Engineering Ltd.	168,684	214,740
SRG Global Ltd.	439,419	338,380
Super Retail Group Ltd.(a)	177,749	2,240,605
Tabcorp Holdings Ltd.	640,753	224,484
Terracom Ltd.*(a)	1,187,904	168,942
Universal Store Holdings Ltd.	47,866	249,053
Ventia Services Group Pty. Ltd.	642,700	2,028,723
Waypoint REIT Ltd.	457,156	837,282
Total Australia		42,405,289
Austria - 0.4%
Kontron AG	28,301	507,260
Oesterreichische Post AG	13,534	453,139
Porr AG	12,666	191,965
Schoeller-Bleckmann Oilfield Equipment AG	5,568	179,279
Total Austria		1,331,643
Belgium - 1.4%
Barco NV(a)	26,610	354,298
bpost SA	120,464	344,849
Cofinimmo SA(a)	30,760	2,265,761
Deceuninck NV	62,983	184,868
Econocom Group SA NV	85,753	191,409
Exmar NV	30,796	303,142
Fagron	10,241	212,588
Recticel SA(a)	17,342	255,867
Xior Student Housing NV(b)	22,808	861,648
Total Belgium		4,974,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
China - 0.2%
CITIC Telecom International Holdings Ltd.(a)	2,186,678	$675,639
Denmark - 1.6%
Alm Brand AS	384,754	772,446
Cementir Holding NV	39,630	433,002
Chemometec AS	3,099	189,202
D/S Norden AS	49,271	2,053,604
Dfds AS	11,733	301,603
Matas AS	7,169	133,731
Scandinavian Tobacco Group AS(c)	41,073	632,129
Spar Nord Bank AS	58,955	1,127,996
Total Denmark		5,643,713
Finland - 1.3%
Aktia Bank OYJ	13,986	145,165
Citycon OYJ(a)	141,409	656,845
F-Secure OYJ(a)	72,649	175,133
Harvia OYJ(b)	7,154	375,658
Marimekko OYJ	12,196	177,764
Musti Group OYJ(a)	7,687	220,053
Outokumpu OYJ(a)	256,332	1,039,040
Puuilo OYJ	47,235	508,979
Revenio Group OYJ	4,109	160,138
Sanoma OYJ	31,893	240,617
Scanfil OYJ	17,119	138,516
Talenom OYJ(a)	23,483	131,565
Terveystalo OYJ(c)	29,566	321,392
Tokmanni Group Corp.(a)	18,095	223,558
Total Finland		4,514,423
France - 3.7%
Beneteau SACA(a)	31,670	343,556
Bonduelle SCA(a)	8,159	65,562
Chargeurs SA*	20,923	268,071
Cie des Alpes	23,366	370,302
Coface SA	117,371	1,924,272
Derichebourg SA	93,947	553,081
Eramet SA(a)	12,961	1,024,131
Etablissements Maurel & Prom SA	71,391	375,911
Fnac Darty SA(a)	15,876	549,271
IPSOS SA	10,701	674,174
Lectra	7,243	236,444
Mersen SA	12,246	388,147
Metropole Television SA	47,893	651,033
Opmobility	45,538	455,880
Quadient SA	10,319	193,708
Rubis SCA	109,373	2,993,092
Television Francaise 1 SA	131,975	1,174,644
Vicat SACA	14,652	577,239
Total France		12,818,518
Georgia - 0.7%
Bank of Georgia Group PLC	47,344	2,333,803
Germany - 2.2%
7C Solarparken AG	35,550	89,270
Bilfinger SE	11,380	614,712
CompuGroup Medical SE & Co. KGaA	6,614	104,966
Dermapharm Holding SE	13,131	512,187
Deutz AG	59,637	299,377
Duerr AG	20,808	512,294
Eckert & Ziegler SE	2,876	143,926
Elmos Semiconductor SE	2,422	178,673
ElringKlinger AG	22,840	109,482
GFT Technologies SE	3,926	102,530
Hamborner REIT AG	40,801	301,448
Hamburger Hafen und Logistik AG	11,775	212,892
Instone Real Estate Group SE(c)	27,171	289,899
Jenoptik AG	7,863	242,204
Kloeckner & Co. SE	58,157	334,916
Lanxess AG	36,855	1,167,327
MLP SE	35,684	230,986
Mutares SE & Co. KGaA	9,420	220,777
Norma Group SE	8,137	135,856
ProSiebenSat.1 Media SE	19,047	123,718
SAF-Holland SE	29,120	542,740
Salzgitter AG	24,348	445,919
Stabilus SE	8,519	348,930
Wacker Neuson SE	23,411	388,260
Total Germany		7,653,289
Hong Kong - 0.3%
Dah Sing Banking Group Ltd.	215,200	193,105
Dah Sing Financial Holdings Ltd.	86,400	275,301
Guotai Junan International Holdings Ltd.	2,408,000	409,213
Nissin Foods Co. Ltd.	236,000	138,546
Total Hong Kong		1,016,165
Indonesia - 0.1%
Bumitama Agri Ltd.	506,200	296,139
Ireland - 0.4%
C&C Group PLC	77,643	169,550
Cairn Homes PLC	390,908	857,713
Kenmare Resources PLC	63,007	284,814
Origin Enterprises PLC	53,541	200,177
Total Ireland		1,512,254
Israel - 4.2%
Altshuler Shaham Finance Ltd.	291,023	438,917
Amot Investments Ltd.	339,081	1,466,735
Ashdod Refinery Ltd.	1	13
Ashtrom Group Ltd.*	63,665	885,905
AudioCodes Ltd.	15,134	147,894
Electra Consumer Products 1970 Ltd.*	11,126	217,752
Electra Real Estate Ltd.	25,696	296,219
Energix-Renewable Energies Ltd.	76,659	277,808
FIBI Holdings Ltd.	23,747	1,045,080
Gav-Yam Lands Corp. Ltd.	36,856	305,672
Harel Insurance Investments & Financial Services Ltd.	133,390	1,297,788
Hilan Ltd.	2,041	107,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
Inrom Construction Industries Ltd.	46,112	$157,562
Israel Canada TR Ltd.	38,937	143,723
Israel Land Development Co. Ltd.*	18,546	161,293
Isramco Negev 2 LP	1,148,775	500,004
Kardan Real Estate Enterprise & Development Ltd.	148,143	185,034
Kvutzat Acro Ltd.	14,555	176,083
Lapidoth Capital Ltd.	10,403	163,665
Matrix IT Ltd.	26,195	501,759
Max Stock Ltd.	101,164	285,295
Maytronics Ltd.	25,480	57,389
Mediterranean Towers Ltd.	70,593	145,828
Mega Or Holdings Ltd.	19,152	491,711
Menora Mivtachim Holdings Ltd.	19,199	561,564
Migdal Insurance & Financial Holdings Ltd.	102,021	139,385
Mivne Real Estate KD Ltd.	287,634	737,701
Next Vision Stabilized Systems Ltd.	9,744	103,473
Novolog Ltd.	232,216	93,830
Oil Refineries Ltd.	5,359,681	1,384,696
One Software Technologies Ltd.	25,823	349,125
Paz Oil Co. Ltd.	1	91
Plus500 Ltd.	43,063	1,446,373
Ratio Energies Finance LP	190,596	155,256
Retailors Ltd.	13,963	247,788
Sisram Medical Ltd.(c)	129,600	67,407
Total Israel		14,743,144
Italy - 5.2%
ACEA SpA(a)	134,382	2,636,597
Anima Holding SpA(c)	160,496	976,213
Aquafil SpA*(a)	39,360	86,801
Ariston Holding NV	25,507	124,629
Arnoldo Mondadori Editore SpA(a)	187,231	508,816
Ascopiave SpA	102,639	330,478
Banca IFIS SpA	59,725	1,459,769
Banca Popolare di Sondrio SpA	220,895	1,694,893
Biesse SpA	14,059	136,115
Cairo Communication SpA	97,015	232,788
Danieli & C Officine Meccaniche SpA(a)	5,315	165,794
Danieli & C Officine Meccaniche SpA, RSP	9,106	219,007
Datalogic SpA(a)	26,546	180,723
El.En. SpA(a)	16,821	206,692
Enav SpA(c)	274,449	1,220,295
Fila SpA(a)	6,507	68,191
IMMSI SpA(a)	241,115	152,578
Intercos SpA	14,624	258,526
Italian Sea Group SpA(a)	28,477	271,416
Maire SpA	111,220	921,023
MARR SpA(a)	18,545	248,366
Orsero SpA	4,965	70,373
OVS SpA(c)	91,342	295,225
Piaggio & C SpA(a)	386,839	1,136,318
RAI Way SpA(c)	136,650	812,869
Salcef Group SpA	16,489	473,866
Salvatore Ferragamo SpA(a)	33,453	258,733
Sanlorenzo SpA	5,792	235,942
Spaxs SpA(a)	25,146	131,621
Technogym SpA(a)(c)	90,403	945,884
Tinexta SpA(a)	15,643	207,231
Unieuro SpA(a)(c)	13,275	172,157
Webuild SpA	281,902	798,497
Zignago Vetro SpA(a)	49,008	599,461
Total Italy		18,237,887
Japan - 27.8%
77 Bank Ltd.	15,235	416,981
Adastria Co. Ltd.	6,000	139,891
ADEKA Corp.	18,700	381,282
Advan Group Co. Ltd.	14,900	93,646
Aeon Delight Co. Ltd.(a)	14,100	399,717
Ai Holdings Corp.	16,300	271,439
Aica Kogyo Co. Ltd.(a)	16,700	396,602
Aisan Industry Co. Ltd.	20,000	195,190
AIT Corp.	16,500	196,791
Alleanza Holdings Co. Ltd.(a)	15,600	119,966
Alps Alpine Co. Ltd.(a)	33,700	363,764
Alps Logistics Co. Ltd.(a)	5,500	221,861
Amano Corp.	18,500	556,914
Anritsu Corp.(a)	23,100	175,543
Arcs Co. Ltd.	13,500	241,705
ARE Holdings, Inc.	18,400	233,473
Ariake Japan Co. Ltd.(a)	2,700	99,853
Artience Co. Ltd.	12,728	344,361
As One Corp.	8,600	174,116
Asanuma Corp.(a)	25,200	120,151
ASKUL Corp.	6,000	90,730
Autobacs Seven Co. Ltd.(a)	34,900	361,102
Awa Bank Ltd.	4,670	79,923
AZ-COM MARUWA Holdings, Inc.	6,600	52,924
Bando Chemical Industries Ltd.(a)	17,300	213,952
Bank of Nagoya Ltd.	2,049	88,813
Bank of Saga Ltd.	8,800	128,272
Bell System24 Holdings, Inc.	20,901	219,911
Bic Camera, Inc.(a)	13,700	151,616
Bunka Shutter Co. Ltd.	18,900	238,496
C Uyemura & Co. Ltd.	2,500	199,944
Canon Electronics, Inc.(a)	11,000	176,181
Casio Computer Co. Ltd.(a)	40,600	337,340
Central Glass Co. Ltd.(a)	4,300	102,209
Chori Co. Ltd.(a)	14,800	388,521
Chugin Financial Group, Inc.(a)	21,700	216,788
Citizen Watch Co. Ltd.(a)	56,000	356,655
CKD Corp.	16,900	347,948
Computer Engineering & Consulting Ltd.	15,800	206,558
Create SD Holdings Co. Ltd.	3,900	87,385
Dai-Dan Co. Ltd.	9,000	184,983
Daido Steel Co. Ltd.	61,700	605,828
Daiei Kankyo Co. Ltd.	6,700	145,673
Daihen Corp.(a)	3,737	170,339
Daiho Corp.	4,600	111,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
Daiichikosho Co. Ltd.	23,700	$288,628
Daiki Aluminium Industry Co. Ltd.	12,200	92,114
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	71,428
Daio Paper Corp.(a)	17,900	113,402
Daiseki Co. Ltd.	3,000	78,544
Daishi Hokuetsu Financial Group, Inc.(a)	24,600	404,325
Daiwabo Holdings Co. Ltd.	18,500	351,466
DCM Holdings Co. Ltd.	21,700	239,543
Denka Co. Ltd.(a)	15,600	245,659
Dexerials Corp.	15,900	225,150
DIC Corp.	17,900	405,828
Dip Corp.	4,541	90,160
DMG Mori Co. Ltd.	23,800	501,823
Dowa Holdings Co. Ltd.	5,200	191,037
DTS Corp.	12,900	365,247
Eagle Industry Co. Ltd.	26,000	372,078
EDION Corp.(a)	22,500	288,958
Eiken Chemical Co. Ltd.(a)	18,000	292,450
Elecom Co. Ltd.	17,200	174,477
Elematec Corp.	20,200	244,027
en Japan, Inc.	6,300	107,114
ES-Con Japan Ltd.	37,700	271,997
ESPEC Corp.	6,700	120,192
Exedy Corp.(a)	21,130	471,968
EXEO Group, Inc.	42,000	456,732
Ezaki Glico Co. Ltd.	4,700	144,214
Fancl Corp.	10,400	202,998
Ferrotec Holdings Corp.(a)	12,600	203,834
Financial Partners Group Co. Ltd.	21,600	335,235
FP Corp.	5,700	114,108
FP Partner, Inc.(a)	3,600	67,576
France Bed Holdings Co. Ltd.	13,400	114,009
Fuji Co. Ltd.(a)	4,600	68,016
Fuji Oil Holdings, Inc.	15,300	339,180
Fuji Soft, Inc.	3,700	233,319
Fujikura Ltd.	63,700	2,145,600
Fujimi, Inc.(a)	13,000	215,394
Fujitec Co. Ltd.	15,400	534,650
Fukuyama Transporting Co. Ltd.(a)	6,200	164,709
FULLCAST Holdings Co. Ltd.	12,900	144,656
Funai Soken Holdings, Inc.(a)	15,800	266,426
Furukawa Electric Co. Ltd.(a)	12,100	305,207
Furuno Electric Co. Ltd.	5,500	62,290
Future Corp.(a)	15,500	197,218
G-7 Holdings, Inc.	6,400	74,676
Glory Ltd.(a)	13,700	244,999
Godo Steel Ltd.(a)	6,800	196,099
GS Yuasa Corp.	6,451	128,420
Gunma Bank Ltd.(a)	90,487	555,296
H2O Retailing Corp.(a)	18,000	258,977
Hakuto Co. Ltd.(a)	11,700	382,393
Hanwa Co. Ltd.	12,439	432,200
Hazama Ando Corp.(a)	48,900	382,544
Heiwa Corp.	36,149	536,271
Heiwa Real Estate Co. Ltd.	7,500	213,926
Hiday Hidaka Corp.(a)	3,100	58,428
Hirogin Holdings, Inc.(a)	69,300	535,835
Hogy Medical Co. Ltd.(a)	3,000	97,840
Hokuetsu Corp.(a)	19,400	212,662
Hokuhoku Financial Group, Inc.(a)	19,006	207,612
Hokuto Corp.	3,100	39,465
Horiba Ltd.	12,400	810,022
HU Group Holdings, Inc.(a)	17,300	320,686
Hyakugo Bank Ltd.(a)	46,000	175,266
Hyakujushi Bank Ltd.	5,900	102,087
Ichibanya Co. Ltd.(a)	17,600	128,087
Ichigo, Inc.	58,600	150,351
Ichiyoshi Securities Co. Ltd.	55,400	261,043
Idec Corp.(a)	6,000	107,005
IDOM, Inc.	20,600	154,817
Iino Kaiun Kaisha Ltd.(a)	39,100	343,054
Inaba Denki Sangyo Co. Ltd.	18,000	481,963
Inabata & Co. Ltd.	16,400	381,795
Inui Global Logistics Co. Ltd.(a)	21,100	169,785
Itochu Enex Co. Ltd.	29,600	322,405
Itoham Yonekyu Holdings, Inc.	14,280	385,852
IwaiCosmo Holdings, Inc.	8,900	124,130
Iyogin Holdings, Inc.	24,200	229,920
Izumi Co. Ltd.	15,400	381,878
JAC Recruitment Co. Ltd.	61,900	330,618
Japan Aviation Electronics Industry Ltd.(a)	16,900	300,452
Japan Lifeline Co. Ltd.	19,700	168,712
Japan Securities Finance Co. Ltd.	15,800	211,528
Japan Steel Works Ltd.	6,200	217,763
Jeol Ltd.(a)	3,800	147,680
Joyful Honda Co. Ltd.	18,600	270,860
Juroku Financial Group, Inc.	5,700	157,404
JVCKenwood Corp.	22,200	208,746
K's Holdings Corp.	32,500	350,470
Kaga Electronics Co. Ltd.	13,800	270,134
Kagome Co. Ltd.	14,000	313,982
Kakaku.com, Inc.	32,400	564,350
Kamei Corp.	6,300	85,533
Kamigumi Co. Ltd.	20,900	476,182
Kanamoto Co. Ltd.	16,400	341,093
Kandenko Co. Ltd.(a)	33,278	517,875
Kaneka Corp.	14,900	406,458
Kanematsu Corp.	21,900	370,359
Kanto Denka Kogyo Co. Ltd.	15,300	101,401
Katitas Co. Ltd.(a)	7,700	107,178
Kato Sangyo Co. Ltd.	5,048	149,633
Keiyo Bank Ltd.	33,900	165,898
Kewpie Corp.	12,600	315,352
KH Neochem Co. Ltd.	8,700	127,727
Ki-Star Real Estate Co. Ltd.(a)	2,800	76,538
Kitz Corp.	36,500	265,636
Kokuyo Co. Ltd.	21,000	371,581
KOMEDA Holdings Co. Ltd.	12,500	241,716
Komeri Co. Ltd.(a)	5,000	129,334
Krosaki Harima Corp.(a)	7,700	119,882
Kumagai Gumi Co. Ltd.	5,200	130,872
Kumiai Chemical Industry Co. Ltd.(a)	23,500	138,332
Kurabo Industries Ltd.	5,863	198,794
Kureha Corp.(a)	6,700	133,166
KYB Corp.	7,700	259,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
Kyoei Steel Ltd.(a)	14,800	$178,999
Kyokuyo Co. Ltd.	1,800	54,929
Kyorin Pharmaceutical Co. Ltd.(a)	10,473	111,290
Kyudenko Corp.	12,600	595,734
Kyushu Financial Group, Inc.(a)	56,700	276,325
Life Corp.	4,000	101,510
Lintec Corp.	14,400	332,718
Mabuchi Motor Co. Ltd.	19,200	298,524
Makino Milling Machine Co. Ltd.(a)	3,000	123,112
Mani, Inc.	6,300	80,203
Marubun Corp.	21,700	158,836
Maruha Nichiro Corp.	16,700	370,216
Marvelous, Inc.	32,000	131,320
Matsui Securities Co. Ltd.(a)	58,100	317,633
Max Co. Ltd.	8,800	221,477
MCJ Co. Ltd.	19,600	208,551
Megmilk Snow Brand Co. Ltd.	13,300	251,607
MEITEC Group Holdings, Inc.	19,800	438,939
Micronics Japan Co. Ltd.	4,600	126,545
Mie Kotsu Group Holdings, Inc.(a)	14,900	51,979
Mirait One Corp.	17,200	255,403
Mirarth Holdings, Inc.	72,600	255,298
Miroku Jyoho Service Co. Ltd.	6,900	89,482
Mitsubishi Logistics Corp.(a)	13,100	478,245
Mitsubishi Materials Corp.(a)	18,500	333,036
Mitsubishi Shokuhin Co. Ltd.	13,700	503,789
Mitsuboshi Belting Ltd.(a)	17,300	480,757
Mitsui DM Sugar Holdings Co. Ltd.	13,900	326,996
Mitsui High-Tec, Inc.	12,700	79,961
Mitsui Matsushima Holdings Co. Ltd.(a)	8,500	286,721
Mitsui Mining & Smelting Co. Ltd.(a)	16,100	549,273
Mitsui-Soko Holdings Co. Ltd.	6,100	264,828
Mizuho Medy Co. Ltd.(a)	13,500	153,083
Mizuno Corp.	2,900	184,494
Mochida Pharmaceutical Co. Ltd.	4,300	100,856
Morinaga & Co. Ltd.	12,800	256,779
Morinaga Milk Industry Co. Ltd.(a)	12,100	297,171
Morita Holdings Corp.	5,500	84,707
Musashi Seimitsu Industry Co. Ltd.(a)	14,800	202,176
Musashino Bank Ltd.	7,800	145,323
Nabtesco Corp.	16,000	276,175
Nachi-Fujikoshi Corp.(a)	3,300	71,865
Nafco Co. Ltd.	3,400	58,758
Nagase & Co. Ltd.	19,100	427,427
Nakanishi, Inc.	5,617	104,573
Nakayama Steel Works Ltd.(a)	22,800	123,691
NEC Networks & System Integration Corp.	18,600	360,063
NET One Systems Co. Ltd.	15,100	377,817
NHK Spring Co. Ltd.	39,700	504,576
Nichias Corp.(a)	17,774	707,033
Nichicon Corp.(a)	17,400	115,805
Nichiden Corp.(a)	5,000	117,100
Nihon Chouzai Co. Ltd.	7,000	66,212
Nihon Kohden Corp.(a)	14,100	209,667
Nihon M&A Center Holdings, Inc.(a)	52,600	240,752
Nikkon Holdings Co. Ltd.(a)	35,000	463,314
Nippn Corp.	20,000	310,263
Nippon Carbon Co. Ltd.	3,200	101,007
Nippon Denko Co. Ltd.	55,800	119,371
Nippon Electric Glass Co. Ltd.	24,900	585,247
Nippon Gas Co. Ltd.	25,200	404,673
Nippon Kanzai Holdings Co. Ltd.	14,700	275,419
Nippon Kayaku Co. Ltd.	40,200	351,019
Nippon Light Metal Holdings Co. Ltd.	6,300	71,703
Nippon Parking Development Co. Ltd.	53,900	87,422
Nippon Shokubai Co. Ltd.	21,500	260,633
Nippon Signal Co. Ltd.	11,700	78,196
Nippon Soda Co. Ltd.(a)	12,000	209,228
Nippon Yakin Kogyo Co. Ltd.(a)	5,400	171,015
Nipro Corp.	17,200	171,170
Nishi-Nippon Financial Holdings, Inc.	23,000	262,416
Nishi-Nippon Railroad Co. Ltd.(a)	15,000	239,933
Nishimatsu Construction Co. Ltd.(a)	11,250	400,089
Nishio Holdings Co. Ltd.(a)	14,000	392,967
Nisshin Oillio Group Ltd.	6,400	235,794
Nisshinbo Holdings, Inc.	33,950	227,568
Nissin Corp.	4,100	118,666
Nissui Corp.	39,100	250,799
Nitto Kogyo Corp.(a)	5,800	122,050
Nittoc Construction Co. Ltd.	24,900	178,603
Noevir Holdings Co. Ltd.(a)	8,073	291,788
Nomura Co. Ltd.	19,258	110,130
Nomura Micro Science Co. Ltd.(a)	5,600	94,978
Noritake Co. Ltd.	6,700	182,910
North Pacific Bank Ltd.	59,100	159,484
NS United Kaiun Kaisha Ltd.(a)	5,800	182,872
NSD Co. Ltd.	18,600	411,556
NTN Corp.(a)	62,900	112,705
Obara Group, Inc.(a)	3,900	110,151
Ogaki Kyoritsu Bank Ltd.(a)	6,000	76,426
Ohsho Food Service Corp.(a)	8,316	165,634
Okamura Corp.(a)	19,500	269,516
Okasan Securities Group, Inc.	43,300	187,682
Okinawa Cellular Telephone Co.	17,400	481,103
Okinawa Financial Group, Inc.(a)	3,642	58,001
OKUMA Corp.(a)	11,200	239,832
Okumura Corp.	12,490	378,961
Okuwa Co. Ltd.	6,600	40,927
Onoken Co. Ltd.(a)	5,400	56,175
Onward Holdings Co. Ltd.	31,200	114,950
Open Up Group, Inc.	17,300	247,212
Optorun Co. Ltd.(a)	5,200	64,636
Organo Corp.	2,800	137,025
Osaka Soda Co. Ltd.(a)	6,000	80,495
Osaki Electric Co. Ltd.	36,400	187,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
OSG Corp.	22,400	$317,036
PAL GROUP Holdings Co. Ltd.	14,680	260,471
PALTAC Corp.	4,600	141,820
Paramount Bed Holdings Co. Ltd.	16,000	289,709
Penta-Ocean Construction Co. Ltd.	38,200	170,704
PHC Holdings Corp.(a)	31,600	232,847
Pigeon Corp.	23,600	277,511
PILLAR Corp.	6,400	185,682
Pilot Corp.	3,000	93,016
Press Kogyo Co. Ltd.	74,500	300,000
Pressance Corp.	6,786	91,182
Prima Meat Packers Ltd.(a)	5,257	87,249
Raito Kogyo Co. Ltd.(a)	16,800	254,279
Raiznext Corp.(a)	14,900	172,188
Relo Group, Inc.	19,300	253,393
Rengo Co. Ltd.(a)	45,750	319,489
Resorttrust, Inc.	12,600	253,339
Restar Corp.	15,354	290,893
Roland Corp.	4,300	112,580
Rorze Corp.	8,000	110,179
Round One Corp.	21,600	165,352
Ryobi Ltd.	4,600	62,613
RYODEN Corp.(a)	4,600	79,368
S Foods, Inc.	3,600	69,539
Saibu Gas Holdings Co. Ltd.	14,100	179,897
Sakata Seed Corp.	2,700	66,632
Sala Corp.	12,800	73,736
Samty Holdings Co. Ltd.	17,100	333,775
San ju San Financial Group, Inc.(a)	13,200	151,988
San-Ai Obbli Co. Ltd.	19,000	258,354
San-In Godo Bank Ltd.(a)	24,800	211,521
Sangetsu Corp.	19,900	391,350
Sanki Engineering Co. Ltd.	19,200	322,013
Sankyu, Inc.	8,100	272,605
Santec Holdings Corp.	2,800	116,471
Sanyo Special Steel Co. Ltd.(a)	13,400	179,304
Sawai Group Holdings Co. Ltd.	13,200	188,024
SBI Global Asset Management Co. Ltd.(a)	55,597	228,545
Scroll Corp.	31,700	213,860
Seikitokyu Kogyo Co. Ltd.(a)	6,800	72,878
Seiko Group Corp.(a)	11,400	310,025
Seiren Co. Ltd.	13,100	247,457
Senko Group Holdings Co. Ltd.(a)	35,980	313,668
Senshu Ikeda Holdings, Inc.(a)	35,600	80,886
Seria Co. Ltd.	15,400	377,894
Shibaura Machine Co. Ltd.(a)	4,000	110,459
Shibaura Mechatronics Corp.	2,600	142,506
Shiga Bank Ltd.(a)	5,700	129,310
Shin Nippon Air Technologies Co. Ltd.	5,100	123,542
Shin-Etsu Polymer Co. Ltd.	19,800	214,555
Shinagawa Refractories Co. Ltd.(a)	11,100	131,844
Shinmaywa Industries Ltd.	20,100	186,049
Shinsho Corp.	2,600	117,240
Ship Healthcare Holdings, Inc.	15,300	250,133
Shoei Co. Ltd.(a)	11,500	179,527
Sinfonia Technology Co. Ltd.	11,300	398,944
SKY Perfect JSAT Holdings, Inc.	43,900	273,761
Sotetsu Holdings, Inc.(a)	14,200	236,766
ST Corp.(a)	10,600	109,527
St. Marc Holdings Co. Ltd.	5,700	86,472
Star Micronics Co. Ltd.	17,200	231,233
Starts Corp., Inc.	17,100	415,426
Stella Chemifa Corp.	2,500	72,095
Sumida Corp.	21,600	138,322
Sumitomo Bakelite Co. Ltd.	13,800	387,546
Sumitomo Mitsui Construction Co. Ltd.(a)	58,100	162,472
Sumitomo Osaka Cement Co. Ltd.(a)	4,000	114,262
Sun Frontier Fudousan Co. Ltd.	22,400	275,302
Suruga Bank Ltd.(a)	21,300	166,034
Suzuden Corp.(a)	16,300	201,927
Systena Corp.	73,200	189,857
T Hasegawa Co. Ltd.(a)	4,000	91,583
T-Gaia Corp.	17,500	449,000
Tachi-S Co. Ltd.	12,700	161,946
Tachibana Eletech Co. Ltd.	5,800	103,600
Taihei Dengyo Kaisha Ltd.	3,200	115,884
Taiheiyo Cement Corp.	19,300	454,570
Taikisha Ltd.	4,700	160,840
Taiyo Holdings Co. Ltd.	16,000	413,870
Takamatsu Construction Group Co. Ltd.	3,200	65,705
Takara Bio, Inc.	16,000	112,528
Takara Holdings, Inc.	40,000	340,324
Takara Standard Co. Ltd.(a)	13,100	146,166
Takasago International Corp.	2,000	77,041
Takasago Thermal Engineering Co. Ltd.(a)	16,000	574,944
Takeuchi Manufacturing Co. Ltd.(a)	7,300	225,573
Takuma Co. Ltd.	18,200	203,961
Tama Home Co. Ltd.(a)	13,200	370,050
Tamron Co. Ltd.	13,100	409,375
TechnoPro Holdings, Inc.	14,300	277,822
Teijin Ltd.(a)	17,200	170,268
THK Co. Ltd.	15,900	279,451
TKC Corp.(a)	7,100	189,859
Tocalo Co. Ltd.(a)	21,700	290,668
Toda Corp.(a)	53,204	350,342
Toho Gas Co. Ltd.	16,000	443,960
Tokai Carbon Co. Ltd.(a)	31,400	202,177
TOKAI Holdings Corp.	36,700	249,131
Tokai Rika Co. Ltd.	20,000	274,049
Tokai Tokyo Financial Holdings, Inc.(a)	75,918	256,351
Tokuyama Corp.	17,100	344,714
Tokyo Electron Device Ltd.(a)	6,400	161,074
Tokyo Kiraboshi Financial Group, Inc.(a)	5,900	170,557
Tokyo Sangyo Co. Ltd.(a)	21,600	104,195
Tokyo Seimitsu Co. Ltd.	7,400	390,590
Tokyo Steel Manufacturing Co. Ltd.	23,500	325,951
Tokyu Construction Co. Ltd.	31,700	156,461
Tomy Co. Ltd.	16,000	437,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
Topcon Corp.	18,400	$198,806
Tosei Corp.	10,500	168,834
Totetsu Kogyo Co. Ltd.	14,245	339,593
Towa Pharmaceutical Co. Ltd.(a)	4,500	94,694
Toyo Construction Co. Ltd.	18,800	175,330
Toyo Tire Corp.	35,700	520,875
Toyobo Co. Ltd.(a)	18,700	129,556
Transcosmos, Inc.	13,200	327,139
Trusco Nakayama Corp.	12,700	219,480
Tsubakimoto Chain Co.(a)	49,968	656,389
Tsumura & Co.	14,013	442,021
UACJ Corp.	13,500	483,221
UBE Corp.	21,000	391,915
Ulvac, Inc.	4,400	234,365
Universal Entertainment Corp.(a)	12,600	123,322
Valor Holdings Co. Ltd.	17,900	275,683
Valqua Ltd.(a)	5,700	131,302
VT Holdings Co. Ltd.	44,700	146,875
Wacoal Holdings Corp.	6,200	194,227
West Holdings Corp.	11,300	219,064
YAMABIKO Corp.	17,800	316,204
Yamaguchi Financial Group, Inc.(a)	35,900	388,892
Yamaichi Electronics Co. Ltd.	14,500	254,845
Yamazen Corp.	34,700	329,679
Yaoko Co. Ltd.	2,500	169,918
Yellow Hat Ltd.(a)	18,600	338,087
Yokogawa Bridge Holdings Corp.	16,500	306,722
Yokorei Co. Ltd.(a)	5,700	37,817
Yuasa Trading Co. Ltd.	5,000	174,077
Yurtec Corp.	20,900	223,845
Zenrin Co. Ltd.	7,000	42,771
Total Japan		96,945,978
Malaysia - 0.0%
Frencken Group Ltd.	147,600	157,732
Netherlands - 2.0%
AMG Critical Materials NV(a)	8,379	160,002
Brunel International NV(a)	18,676	182,796
Corbion NV	18,613	532,205
ForFarmers NV(a)	67,143	245,412
Koninklijke BAM Groep NV	173,335	813,266
Koninklijke Heijmans NV	27,822	804,215
RHI Magnesita NV	18,564	854,098
SBM Offshore NV	138,106	2,526,244
Wereldhave NV	41,534	689,748
Total Netherlands		6,807,986
Norway - 4.2%
ABG Sundal Collier Holding ASA	193,064	120,978
Aker Solutions ASA	93,519	360,308
Atea ASA	31,323	405,639
Austevoll Seafood ASA	129,440	1,188,385
Belships ASA	260,492	492,164
Borregaard ASA	28,569	538,145
Bouvet ASA	25,634	169,633
DNO ASA	828,106	897,086
Elmera Group ASA(c)	63,382	205,203
Europris ASA(c)	84,343	538,923
Grieg Seafood ASA	63,126	349,713
Hoegh Autoliners ASA	228,734	2,955,638
Kitron ASA	44,632	121,192
MPC Container Ships ASA	740,884	1,712,819
Panoro Energy ASA	67,116	170,137
Protector Forsikring ASA	50,576	1,162,043
Rana Gruber ASA	50,271	353,193
SpareBank 1 Nord Norge	51,588	530,248
SpareBank 1 Oestlandet	13,899	191,608
SpareBank 1 SMN	59,412	865,629
Sparebanken Vest	36,413	434,149
TGS ASA	43,030	405,475
Veidekke ASA	37,962	445,482
Total Norway		14,613,790
Portugal - 1.4%
Altri SGPS SA	145,622	815,858
Corticeira Amorim SGPS SA(a)	25,054	247,459
CTT-Correios de Portugal SA	46,709	228,849
Mota-Engil SGPS SA(a)	122,652	351,249
NOS SGPS SA	290,770	1,186,098
REN - Redes Energeticas Nacionais SGPS SA	331,633	893,838
Sonae SGPS SA	1,036,792	1,098,099
Total Portugal		4,821,450
Singapore - 2.7%
Aztech Global Ltd.(b)	363,300	294,721
Centurion Corp. Ltd.	357,700	221,819
China Aviation Oil Singapore Corp. Ltd.	212,300	149,869
ComfortDelGro Corp. Ltd.	612,800	721,785
CSE Global Ltd.(a)	375,058	125,800
Delfi Ltd.	354,500	240,573
Digital Core REIT Management Pte. Ltd.	757,200	465,678
Food Empire Holdings Ltd.	303,400	235,478
Geo Energy Resources Ltd.(a)	1,193,900	251,445
Hour Glass Ltd.	69,000	86,115
iFAST Corp. Ltd.	23,500	133,814
Keppel Infrastructure Trust	4,133,450	1,499,262
Netlink NBN Trust(b)	2,890,200	2,062,818
Propnex Ltd.(b)	492,200	303,306
Raffles Medical Group Ltd.	783,900	562,549
Sheng Siong Group Ltd.	763,700	911,436
SIA Engineering Co. Ltd.	152,400	287,682
StarHub Ltd.	695,300	667,098
UMS Integration Ltd.	267,025	222,868
Wing Tai Holdings Ltd.	93,400	98,354
Total Singapore		9,542,470
Spain - 1.2%
Almirall SA	36,097	352,100
Atresmedia Corp. de Medios de Comunicacion SA	144,595	766,532
Construcciones y Auxiliar de Ferrocarriles SA	8,533	339,980
Ercros SA	43,231	168,627
Faes Farma SA(a)	152,810	633,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
Global Dominion Access SA(a)(c)	44,462	$145,640
Pharma Mar SA	4,172	231,411
Prosegur Cash SA(a)(c)	312,616	204,104
Sacyr SA	281,426	1,020,150
Talgo SA*(c)	24,540	95,310
Tubacex SA(a)	41,424	153,488
Total Spain		4,110,912
Sweden - 6.7%
AcadeMedia AB(c)	33,274	221,573
Addnode Group AB	18,046	197,433
AFRY AB	42,643	778,264
Alimak Group AB(c)	25,674	287,220
Alleima AB	45,532	320,718
Alligo AB, Class B	15,527	222,720
Ambea AB(c)	23,513	208,765
Arjo AB, Class B	51,361	226,591
Atrium Ljungberg AB, Class B(a)	35,318	857,115
Bahnhof AB, Class B	30,361	161,441
Beijer Alma AB	9,801	178,488
Bilia AB, Class A	51,026	604,564
Billerud Aktiebolag	113,908	1,309,145
BioGaia AB, Class B	11,206	124,148
Bravida Holding AB(c)	74,673	563,182
Bufab AB	6,076	218,426
Catena AB	9,838	562,915
Clas Ohlson AB, Class B	10,246	170,420
Cloetta AB, Class B	139,573	336,795
Dometic Group AB(c)	50,625	301,654
Duni AB	17,513	182,791
Electrolux Professional AB, Class B	34,394	227,334
Fagerhult Group AB	40,246	258,074
Fasadgruppen Group AB(a)	13,480	54,789
FastPartner AB, Class A	47,514	388,114
Granges AB	22,594	271,486
HMS Networks AB(a)	4,726	188,357
Hufvudstaden AB, Class A(a)	39,617	542,083
Instalco AB(b)	42,261	174,270
Inwido AB	28,209	522,904
Lagercrantz Group AB, Class B	46,609	880,074
Lindab International AB	20,549	574,916
Loomis AB	25,108	826,811
Medicover AB, Class B	8,341	156,673
MEKO AB	18,226	253,524
MIPS AB(b)	4,963	264,880
Munters Group AB(a)(c)	11,667	266,797
Mycronic AB	12,176	474,471
NCAB Group AB	36,981	246,075
NCC AB, Class B	34,525	577,994
New Wave Group AB, Class B(a)	35,867	404,081
Nordic Paper Holding AB	56,163	298,639
Nordic Waterproofing Holding AB	7,708	127,141
NP3 Fastigheter AB	13,663	358,538
OEM International AB, Class B	25,045	292,043
Paradox Interactive AB	8,231	145,999
Peab AB, Class B	208,178	1,671,733
Platzer Fastigheter Holding AB, Class B	33,331	363,016
Prevas AB, Class B	12,962	167,514
Ratos AB, Class B	54,297	185,657
Rvrc Holding AB	24,953	116,486
Sectra AB, Class B	15,126	423,491
SkiStar AB(a)	18,727	304,647
Storskogen Group AB, Class B	154,335	148,205
Synsam AB	35,673	176,313
Systemair AB	37,974	337,910
Troax Group AB	11,130	233,874
VBG Group AB, Class B	7,284	279,170
Volati AB(b)	16,209	177,495
Wallenstam AB, Class B(a)	82,000	476,876
Wihlborgs Fastigheter AB	116,990	1,352,646
Total Sweden		23,225,468
Switzerland - 1.7%
Ascom Holding AG, Registered Shares(a)	13,275	87,026
Cembra Money Bank AG	16,035	1,500,757
Comet Holding AG, Registered Shares	1,437	568,122
Huber & Suhner AG, Registered Shares	5,409	561,708
Landis & Gyr Group AG	7,940	739,830
Medmix AG(c)	11,057	135,534
Mobilezone Holding AG, Registered Shares	25,581	416,671
OC Oerlikon Corp. AG, Registered Shares	261,319	1,418,195
u-blox Holding AG(a)	1,537	141,756
Zehnder Group AG	3,680	241,683
Total Switzerland		5,811,282
United Kingdom - 18.0%
4imprint Group PLC	23,209	1,550,342
AG Barr PLC	26,956	225,622
AJ Bell PLC	127,684	769,853
Alfa Financial Software Holdings PLC(c)	140,458	376,430
Alpha Group International PLC(b)	3,430	101,678
Ashmore Group PLC	559,358	1,538,104
Assura PLC	1,993,943	1,136,694
Avon Technologies PLC	12,875	210,692
Balfour Beatty PLC	241,576	1,395,955
Begbies Traynor Group PLC	96,154	126,397
Big Yellow Group PLC	75,106	1,277,426
Bloomsbury Publishing PLC	34,757	314,227
Bodycote PLC	85,682	691,875
Brickability Group PLC	177,447	151,142
Bridgepoint Group PLC(c)	317,245	1,466,398
Bytes Technology Group PLC	33,715	232,901
Chemring Group PLC	51,008	251,442
Chesnara PLC	81,449	278,591
Clarkson PLC	13,823	682,326
CMC Markets PLC(c)	186,280	780,833
Coats Group PLC	402,090	541,500
Concentric AB(a)	8,331	179,990
Craneware PLC	4,865	130,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Investments	Shares	Value
Cranswick PLC	10,418	$701,504
CVS Group PLC	3,752	56,971
DFS Furniture PLC	69,678	113,090
DiscoverIE Group PLC	13,818	112,691
Domino's Pizza Group PLC	158,992	641,498
Dowlais Group PLC	177,116	138,625
Dr. Martens PLC(a)	463,243	349,832
Drax Group PLC	182,511	1,577,807
Empiric Student Property PLC	215,633	281,719
Essentra PLC	43,806	89,784
FDM Group Holdings PLC	80,071	413,502
Fevertree Drinks PLC	16,846	186,420
Firstgroup PLC	148,311	290,647
FRP Advisory Group PLC	79,951	152,284
Fuller Smith & Turner PLC, Class A	14,283	142,922
Galliford Try Holdings PLC	66,206	273,521
Gamma Communications PLC	13,432	300,524
Gateley Holdings PLC	65,437	122,006
Genuit Group PLC	91,626	589,317
Genus PLC	8,659	232,876
Grainger PLC	173,221	570,419
H&T Group PLC	21,446	110,464
Halfords Group PLC	96,863	195,410
Hammerson PLC	134,876	575,221
Hargreaves Services PLC	15,027	114,892
Hays PLC	690,688	859,749
Helical PLC	71,619	216,149
Hill & Smith PLC	23,553	647,652
Hilton Food Group PLC	36,787	443,111
Hollywood Bowl Group PLC	127,040	528,256
Hunting PLC	35,118	176,646
Ibstock PLC(c)	249,565	622,642
Impax Asset Management Group PLC(a)	81,881	415,161
IntegraFin Holdings PLC(b)	135,885	674,396
iomart Group PLC	65,047	100,338
James Halstead PLC(a)	101,357	240,641
Johnson Service Group PLC	69,406	145,046
Jupiter Fund Management PLC	410,163	476,999
Just Group PLC	219,104	409,102
Kainos Group PLC	22,856	270,709
Keller Group PLC	30,037	651,088
Kitwave Group PLC	37,900	177,930
Learning Technologies Group PLC	178,111	226,964
LondonMetric Property PLC	543,651	1,493,455
Luceco PLC(c)	64,279	134,332
Macfarlane Group PLC	70,862	105,031
Marshalls PLC	125,679	561,370
Me Group International PLC	203,836	531,519
Mears Group PLC	56,548	286,715
Midwich Group PLC	31,848	137,556
Mitie Group PLC	488,523	774,541
MJ Gleeson PLC	18,606	157,230
MONY Group PLC	222,248	629,613
Morgan Advanced Materials PLC	127,710	473,655
Morgan Sindall Group PLC	21,637	893,901
Mortgage Advice Bureau Holdings Ltd.	24,546	210,718
MP Evans Group PLC	25,574	330,001
Next 15 Group PLC	19,919	121,301
Nichols PLC(a)	11,055	145,320
Odfjell Technology Ltd.	22,862	105,273
Oxford Instruments PLC	8,981	255,991
PageGroup PLC	326,167	1,692,265
Pan African Resources PLC	924,286	393,014
PayPoint PLC	66,183	600,116
Pennon Group PLC	136,990	1,087,808
Pets at Home Group PLC	182,553	747,825
Polar Capital Holdings PLC	99,407	714,700
Premier Foods PLC	133,945	329,509
Primary Health Properties PLC	855,125	1,169,962
PZ Cussons PLC	176,073	227,673
QinetiQ Group PLC	109,218	658,369
Reach PLC	277,632	347,078
Renew Holdings PLC	22,508	317,610
Restore PLC(a)	39,424	125,858
Ricardo PLC	12,086	71,817
Robert Walters PLC	32,039	141,389
RWS Holdings PLC	184,232	400,334
Safestore Holdings PLC	82,836	996,675
Savills PLC	56,716	902,261
Secure Trust Bank PLC	13,114	144,594
Senior PLC	47,203	96,746
Serco Group PLC	210,315	502,148
Serica Energy PLC	317,620	568,763
Severfield PLC	215,127	227,963
Speedy Hire PLC	314,284	152,606
Spirent Communications PLC*	317,583	726,738
SThree PLC	73,790	372,158
Tatton Asset Management PLC	20,243	183,011
TBC Bank Group PLC	24,965	887,400
Telecom Plus PLC	35,066	869,221
TORM PLC, Class A	80,336	2,737,402
Travis Perkins PLC	89,833	1,115,806
TT Electronics PLC	62,469	80,106
Vertu Motors PLC	111,290	89,866
Vesuvius PLC	170,977	895,572
Victrex PLC	32,512	423,889
Volution Group PLC	35,660	293,213
Warpaint London PLC	29,176	223,853
WH Smith PLC	24,044	470,225
Wickes Group PLC	287,786	676,310
Workspace Group PLC	92,887	809,860
XPS Pensions Group PLC(b)	106,764	413,871
YouGov PLC(a)	9,521	55,809
Young & Co.'s Brewery PLC, Class A	6,241	76,179
Zigup PLC	216,712	1,119,143
Total United Kingdom		62,511,693
United States - 0.1%
Noram Drilling AS*	66,188	238,795
TOTAL COMMON STOCKS (Cost: $293,627,239)		346,943,892
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $13,664,731)	13,664,731	13,664,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $307,291,970)	$360,608,623
Other Assets less Liabilities - (3.6)%	(12,423,860)
NET ASSETS - 100.0%	$348,184,763
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $50,490,236 and the total market value of the collateral held by the Fund was $53,518,287. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,853,556.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	4,154,772	AUD	2,882,431	USD	$—	$(10)
Bank of America NA	10/3/2024	243,861	CHF	289,126	USD	—	(4)
Bank of America NA	10/3/2024	2,672,617	DKK	400,149	USD	—	(7)
Bank of America NA	10/3/2024	2,920,372	EUR	3,259,380	USD	28	—
Bank of America NA	10/3/2024	685,438,996	JPY	4,792,596	USD	—	(0)^
Bank of America NA	10/3/2024	11,371,294	NOK	1,079,634	USD	1	—
Bank of America NA	10/3/2024	17,338,006	SEK	1,710,419	USD	98	—
Bank of America NA	10/3/2024	1,276,133	SGD	995,492	USD	—	(23)
Bank of America NA	10/3/2024	2,806,574	USD	4,133,491	AUD	—	(61,083)
Bank of America NA	10/3/2024	281,514	USD	238,014	CHF	—	(676)
Bank of America NA	10/3/2024	389,615	USD	2,621,005	DKK	—	(2,800)
Bank of America NA	10/3/2024	3,173,605	USD	2,863,195	EUR	—	(21,988)
Bank of America NA	10/3/2024	3,149,697	USD	2,395,894	GBP	—	(64,031)
Bank of America NA	10/3/2024	4,666,471	USD	676,504,833	JPY	—	(63,657)
Bank of America NA	10/3/2024	1,051,220	USD	11,127,768	NOK	—	(5,293)
Bank of America NA	10/3/2024	1,665,406	USD	17,028,380	SEK	—	(14,565)
Bank of America NA	10/3/2024	969,294	USD	1,261,122	SGD	—	(14,466)
Bank of America NA	10/7/2024	4,911,556	ILS	1,320,512	USD	—	(12)
Bank of America NA	10/7/2024	1,285,758	USD	4,658,296	ILS	33,349	—
Bank of America NA	11/5/2024	2,771,054	USD	3,992,235	AUD	8	—
Bank of America NA	11/5/2024	195,054	USD	163,900	CHF	2	—
Bank of America NA	11/5/2024	266,147	USD	1,774,565	DKK	—	(1)
Bank of America NA	11/5/2024	2,223,625	USD	1,989,618	EUR	—	(19)
Bank of America NA	11/5/2024	1,310,529	USD	4,871,238	ILS	—	(61)
Bank of America NA	11/5/2024	1,000,250	USD	10,531,557	NOK	5	—
Bank of America NA	11/5/2024	1,582,006	USD	16,010,931	SEK	—	(84)
Bank of America NA	11/5/2024	1,049,630	USD	1,343,287	SGD	16	—
Bank of America NA	11/6/2024	6,647,797	USD	946,396,335	JPY	—	(33)
Citibank NA	10/3/2024	4,154,826	AUD	2,882,431	USD	28	—
Citibank NA	10/3/2024	243,862	CHF	289,126	USD	—	(3)
Citibank NA	10/3/2024	2,672,632	DKK	400,149	USD	—	(5)
Citibank NA	10/3/2024	2,920,374	EUR	3,259,380	USD	31	—
Citibank NA	10/3/2024	685,443,789	JPY	4,792,596	USD	33	—
Citibank NA	10/3/2024	11,371,139	NOK	1,079,634	USD	—	(14)
Citibank NA	10/3/2024	17,337,166	SEK	1,710,419	USD	16	—
Citibank NA	10/3/2024	1,276,172	SGD	995,492	USD	8	—
Citibank NA	10/3/2024	2,806,578	USD	4,133,442	AUD	—	(61,045)
Citibank NA	10/3/2024	281,518	USD	238,017	CHF	—	(676)
Citibank NA	10/3/2024	389,619	USD	2,621,052	DKK	—	(2,803)
Citibank NA	10/3/2024	3,173,607	USD	2,863,222	EUR	—	(22,017)
Citibank NA	10/3/2024	3,149,697	USD	2,395,894	GBP	—	(64,031)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/3/2024	4,666,475	USD	676,417,684	JPY	—	(63,044)
Citibank NA	10/3/2024	378,363	USD	53,828,417	JPY	1,994	—
Citibank NA	10/3/2024	1,051,223	USD	11,127,801	NOK	—	(5,293)
Citibank NA	10/3/2024	85,234	USD	924,066	NOK	—	(2,500)
Citibank NA	10/3/2024	1,665,408	USD	17,028,434	SEK	—	(14,568)
Citibank NA	10/3/2024	135,033	USD	1,402,514	SEK	—	(3,335)
Citibank NA	10/3/2024	969,294	USD	1,261,239	SGD	—	(14,557)
Citibank NA	10/3/2024	78,592	USD	102,537	SGD	—	(1,394)
Citibank NA	10/7/2024	4,911,638	ILS	1,320,512	USD	10	—
Citibank NA	10/7/2024	1,285,762	USD	4,658,491	ILS	33,300	—
Citibank NA	11/5/2024	2,771,054	USD	3,992,309	AUD	—	(44)
Citibank NA	11/5/2024	195,054	USD	163,901	CHF	2	—
Citibank NA	11/5/2024	266,147	USD	1,774,597	DKK	—	(5)
Citibank NA	11/5/2024	2,223,625	USD	1,989,615	EUR	—	(15)
Citibank NA	11/5/2024	1,310,529	USD	4,871,319	ILS	—	(83)
Citibank NA	11/5/2024	1,000,250	USD	10,531,617	NOK	—	(1)
Citibank NA	11/5/2024	1,582,006	USD	16,010,432	SEK	—	(35)
Citibank NA	11/5/2024	1,049,630	USD	1,343,344	SGD	—	(28)
Citibank NA	11/6/2024	6,647,797	USD	946,402,983	JPY	—	(80)
Goldman Sachs	10/3/2024	227,560	USD	342,106	AUD	—	(9,780)
Goldman Sachs	10/3/2024	22,826	USD	19,303	CHF	—	(60)
Goldman Sachs	10/3/2024	31,591	USD	213,696	DKK	—	(403)
Goldman Sachs	10/3/2024	257,320	USD	233,317	EUR	—	(3,084)
Goldman Sachs	10/3/2024	255,381	USD	195,580	GBP	—	(6,959)
Goldman Sachs	10/7/2024	104,251	USD	391,485	ILS	—	(1,002)
HSBC Holdings PLC	10/3/2024	4,154,838	AUD	2,882,431	USD	36	—
HSBC Holdings PLC	10/3/2024	243,862	CHF	289,126	USD	—	(3)
HSBC Holdings PLC	10/3/2024	2,672,629	DKK	400,149	USD	—	(5)
HSBC Holdings PLC	10/3/2024	2,920,372	EUR	3,259,380	USD	28	—
HSBC Holdings PLC	10/3/2024	12,057,965	GBP	16,174,120	USD	—	(188)
HSBC Holdings PLC	10/3/2024	685,443,789	JPY	4,792,596	USD	33	—
HSBC Holdings PLC	10/3/2024	11,371,159	NOK	1,079,634	USD	—	(12)
HSBC Holdings PLC	10/3/2024	17,337,166	SEK	1,710,419	USD	16	—
HSBC Holdings PLC	10/3/2024	1,276,171	SGD	995,492	USD	7	—
HSBC Holdings PLC	10/3/2024	2,806,578	USD	4,133,442	AUD	—	(61,045)
HSBC Holdings PLC	10/3/2024	281,518	USD	238,020	CHF	—	(679)
HSBC Holdings PLC	10/3/2024	389,619	USD	2,621,053	DKK	—	(2,803)
HSBC Holdings PLC	10/3/2024	3,173,607	USD	2,863,220	EUR	—	(22,014)
HSBC Holdings PLC	10/3/2024	3,149,697	USD	2,395,932	GBP	—	(64,083)
HSBC Holdings PLC	10/3/2024	4,666,475	USD	676,503,547	JPY	—	(63,644)
HSBC Holdings PLC	10/3/2024	1,051,223	USD	11,127,658	NOK	—	(5,280)
HSBC Holdings PLC	10/3/2024	1,665,408	USD	17,028,447	SEK	—	(14,569)
HSBC Holdings PLC	10/3/2024	969,294	USD	1,261,129	SGD	—	(14,471)
HSBC Holdings PLC	10/7/2024	4,911,655	ILS	1,320,512	USD	14	—
HSBC Holdings PLC	10/7/2024	1,285,762	USD	4,658,233	ILS	33,370	—
HSBC Holdings PLC	11/5/2024	2,771,054	USD	3,992,194	AUD	36	—
HSBC Holdings PLC	11/5/2024	195,054	USD	163,902	CHF	—	(0)^
HSBC Holdings PLC	11/5/2024	266,147	USD	1,774,570	DKK	—	(1)
HSBC Holdings PLC	11/5/2024	2,223,625	USD	1,989,622	EUR	—	(23)
HSBC Holdings PLC	11/5/2024	1,310,529	USD	4,871,188	ILS	—	(48)
HSBC Holdings PLC	11/5/2024	1,000,250	USD	10,531,572	NOK	4	—
HSBC Holdings PLC	11/5/2024	1,582,006	USD	16,010,470	SEK	—	(39)
HSBC Holdings PLC	11/5/2024	1,049,630	USD	1,343,327	SGD	—	(15)
HSBC Holdings PLC	11/6/2024	6,647,797	USD	946,399,659	JPY	—	(57)
JPMorgan Chase Bank NA	10/3/2024	4,154,813	AUD	2,882,429	USD	21	—
JPMorgan Chase Bank NA	10/3/2024	243,860	CHF	289,125	USD	—	(4)
JPMorgan Chase Bank NA	10/3/2024	2,672,614	DKK	400,146	USD	—	(4)
JPMorgan Chase Bank NA	10/3/2024	2,920,373	EUR	3,259,379	USD	31	—
JPMorgan Chase Bank NA	10/3/2024	685,443,217	JPY	4,792,592	USD	33	—
JPMorgan Chase Bank NA	10/3/2024	11,371,084	NOK	1,079,633	USD	—	(18)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	10/3/2024	17,337,150	SEK	1,710,417	USD	16	—
JPMorgan Chase Bank NA	10/3/2024	1,276,166	SGD	995,488	USD	7	—
JPMorgan Chase Bank NA	10/3/2024	151,707	USD	223,289	AUD	—	(3,203)
JPMorgan Chase Bank NA	10/3/2024	15,217	USD	12,927	CHF	—	(110)
JPMorgan Chase Bank NA	10/3/2024	21,060	USD	140,901	DKK	—	(35)
JPMorgan Chase Bank NA	10/3/2024	171,546	USD	153,895	EUR	—	(215)
JPMorgan Chase Bank NA	10/3/2024	170,254	USD	128,201	GBP	—	(1,708)
JPMorgan Chase Bank NA	10/3/2024	252,242	USD	36,390,958	JPY	—	(2,204)
JPMorgan Chase Bank NA	10/3/2024	56,823	USD	598,212	NOK	26	—
JPMorgan Chase Bank NA	10/3/2024	90,022	USD	917,957	SEK	—	(541)
JPMorgan Chase Bank NA	10/3/2024	52,394	USD	67,730	SGD	—	(440)
JPMorgan Chase Bank NA	10/7/2024	4,911,423	ILS	1,320,509	USD	—	(45)
JPMorgan Chase Bank NA	10/7/2024	69,500	USD	262,723	ILS	—	(1,135)
JPMorgan Chase Bank NA	11/5/2024	2,771,052	USD	3,992,313	AUD	—	(48)
JPMorgan Chase Bank NA	11/5/2024	195,054	USD	163,900	CHF	2	—
JPMorgan Chase Bank NA	11/5/2024	266,145	USD	1,774,586	DKK	—	(6)
JPMorgan Chase Bank NA	11/5/2024	2,223,625	USD	1,989,611	EUR	—	(11)
JPMorgan Chase Bank NA	11/5/2024	1,310,528	USD	4,871,216	ILS	—	(56)
JPMorgan Chase Bank NA	11/5/2024	1,000,248	USD	10,531,438	NOK	14	—
JPMorgan Chase Bank NA	11/5/2024	1,582,005	USD	16,010,608	SEK	—	(53)
JPMorgan Chase Bank NA	11/5/2024	1,049,630	USD	1,343,366	SGD	—	(45)
JPMorgan Chase Bank NA	11/6/2024	6,647,797	USD	946,402,983	JPY	—	(80)
Morgan Stanley & Co. International	10/3/2024	2,806,578	USD	4,133,448	AUD	—	(61,050)
Morgan Stanley & Co. International	10/3/2024	281,518	USD	238,020	CHF	—	(679)
Morgan Stanley & Co. International	10/3/2024	389,619	USD	2,621,075	DKK	—	(2,806)
Morgan Stanley & Co. International	10/3/2024	3,173,607	USD	2,863,217	EUR	—	(22,011)
Morgan Stanley & Co. International	10/3/2024	3,149,697	USD	2,395,888	GBP	—	(64,024)
Morgan Stanley & Co. International	10/3/2024	4,666,475	USD	676,503,285	JPY	—	(63,642)
Morgan Stanley & Co. International	10/3/2024	1,051,223	USD	11,127,727	NOK	—	(5,286)
Morgan Stanley & Co. International	10/3/2024	1,665,408	USD	17,028,434	SEK	—	(14,568)
Morgan Stanley & Co. International	10/3/2024	969,294	USD	1,261,176	SGD	—	(14,508)
Morgan Stanley & Co. International	10/7/2024	1,285,762	USD	4,658,362	ILS	33,335	—
Royal Bank of Canada	10/3/2024	4,154,814	AUD	2,882,431	USD	19	—
Royal Bank of Canada	10/3/2024	243,861	CHF	289,126	USD	—	(4)
Royal Bank of Canada	10/3/2024	2,672,588	DKK	400,149	USD	—	(11)
Royal Bank of Canada	10/3/2024	2,920,379	EUR	3,259,380	USD	37	—
Royal Bank of Canada	10/3/2024	685,443,933	JPY	4,792,596	USD	34	—
Royal Bank of Canada	10/3/2024	11,371,099	NOK	1,079,634	USD	—	(18)
Royal Bank of Canada	10/3/2024	17,337,014	SEK	1,710,419	USD	1	—
Royal Bank of Canada	10/3/2024	1,276,175	SGD	995,492	USD	10	—
Royal Bank of Canada	10/3/2024	2,806,578	USD	4,133,430	AUD	—	(61,037)
Royal Bank of Canada	10/3/2024	281,518	USD	238,016	CHF	—	(675)
Royal Bank of Canada	10/3/2024	389,619	USD	2,620,993	DKK	—	(2,794)
Royal Bank of Canada	10/3/2024	3,173,607	USD	2,863,220	EUR	—	(22,014)
Royal Bank of Canada	10/3/2024	3,149,697	USD	2,395,937	GBP	—	(64,090)
Royal Bank of Canada	10/3/2024	4,666,475	USD	676,497,219	JPY	—	(63,600)
Royal Bank of Canada	10/3/2024	1,051,223	USD	11,127,727	NOK	—	(5,286)
Royal Bank of Canada	10/3/2024	1,665,408	USD	17,028,339	SEK	—	(14,559)
Royal Bank of Canada	10/3/2024	969,294	USD	1,261,157	SGD	—	(14,493)
Royal Bank of Canada	10/7/2024	4,911,569	ILS	1,320,512	USD	—	(9)
Royal Bank of Canada	10/7/2024	1,285,762	USD	4,658,748	ILS	33,231	—
Royal Bank of Canada	11/5/2024	2,771,054	USD	3,992,275	AUD	—	(20)
Royal Bank of Canada	11/5/2024	195,054	USD	163,901	CHF	2	—
Royal Bank of Canada	11/5/2024	266,147	USD	1,774,568	DKK	—	(1)
Royal Bank of Canada	11/5/2024	2,223,625	USD	1,989,616	EUR	—	(17)
Royal Bank of Canada	11/5/2024	1,310,529	USD	4,871,251	ILS	—	(65)
Royal Bank of Canada	11/5/2024	1,000,250	USD	10,531,517	NOK	9	—
Royal Bank of Canada	11/5/2024	1,582,006	USD	16,010,329	SEK	—	(25)
Royal Bank of Canada	11/5/2024	1,049,630	USD	1,343,328	SGD	—	(16)
Royal Bank of Canada	11/6/2024	6,647,797	USD	946,401,853	JPY	—	(72)
						$169,301	$(1,281,997)
^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	346,943,892	—	—	346,943,892
Investment of Cash Collateral for Securities Loaned	—	13,664,731	—	13,664,731
Total Investments in Securities	$346,943,892	$13,664,731	$—	$360,608,623
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$169,301	$—	$169,301
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,281,997)	$—	$(1,281,997)
Total - Net	$346,943,892	$12,552,035	$—	$359,495,927

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 101.2%
Argentina - 0.1%
Banks - 0.1%
Grupo Financiero Galicia SA, ADR*	1,286	$54,128
Brazil - 6.4%
Aerospace & Defense - 0.2%
Embraer SA*	10,135	89,275
Banks - 0.3%
Banco Bradesco SA	24,869	59,777
Banco Santander Brasil SA	6,674	34,793
Itau Unibanco Holding SA	7,903	45,612
Itausa SA	17,752	36,118
Total Banks		176,300
Beverages - 0.3%
Ambev SA	73,000	175,335
Broadline Retail - 1.8%
MercadoLibre, Inc.*	488	1,001,356
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	92,516	181,947
Commercial Services & Supplies - 0.0%
GPS Participacoes & Empreendimentos SA(a)	6,697	22,923
Consumer Staples Distribution & Retail - 0.2%
Atacadao SA*	8,764	14,886
Raia Drogasil SA	18,289	85,605
Sendas Distribuidora SA*	17,224	23,626
Total Consumer Staples Distribution & Retail		124,117
Containers & Packaging - 0.1%
Klabin SA	15,542	59,619
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	6,125	62,782
Electric Utilities - 0.3%
CPFL Energia SA	3,308	20,610
Energisa SA	3,492	28,721
Equatorial Energia SA	14,227	84,905
Transmissora Alianca de Energia Eletrica SA	3,695	23,232
Total Electric Utilities		157,468
Electrical Equipment - 0.4%
WEG SA	23,479	234,497
Food Products - 0.1%
BRF SA*	13,260	57,585
Ground Transportation - 0.3%
Localiza Rent a Car SA	13,315	100,245
Rumo SA	20,072	73,716
Total Ground Transportation		173,961
Health Care Providers & Services - 0.3%
Hapvida Participacoes & Investimentos SA*(a)	75,976	55,805
Rede D'Or Sao Luiz SA(a)	16,775	95,276
Total Health Care Providers & Services		151,081
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	3,911	15,398
Household Durables - 0.0%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	4,825	18,181
Independent Power & Renewable Electricity Producers - 0.2%
Eneva SA*	22,503	57,727
Engie Brasil Energia SA	4,452	34,703
Total Independent Power & Renewable Electricity Producers		92,430
Insurance - 0.0%
Porto Seguro SA	2,751	18,418
Metals & Mining - 0.0%
Cia Siderurgica Nacional SA	10,125	23,966
Oil, Gas & Consumable Fuels - 0.4%
Brava Energia	3,627	11,742
Cosan SA	20,033	48,116
PRIO SA	12,853	102,266
Ultrapar Participacoes SA	12,214	47,571
Total Oil, Gas & Consumable Fuels		209,695
Paper & Forest Products - 0.2%
Suzano SA	12,033	120,290
Personal Care Products - 0.1%
Natura & Co. Holding SA	13,178	33,999
Pharmaceuticals - 0.1%
Hypera SA	7,042	33,918
Real Estate Management & Development - 0.1%
Allos SA	6,832	27,412
Multiplan Empreendimentos Imobiliarios SA	5,223	24,600
Total Real Estate Management & Development		52,012
Software - 0.1%
TOTVS SA	7,158	37,539
Specialty Retail - 0.3%
Lojas Renner SA	15,151	50,245
Vibra Energia SA	20,169	86,664
Total Specialty Retail		136,909
Transportation Infrastructure - 0.1%
CCR SA	15,560	34,573
Santos Brasil Participacoes SA	11,886	32,215
Total Transportation Infrastructure		66,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Water Utilities - 0.0%
Cia de Sanena do Parana	3,866	$20,928
Wireless Telecommunication Services - 0.1%
TIM SA	13,677	47,040
Total Brazil		3,595,757
Chile - 0.5%
Banks - 0.2%
Banco de Chile	470,978	60,164
Banco de Credito & Inversiones SA	820	25,561
Banco Santander Chile	634,363	33,029
Total Banks		118,754
Broadline Retail - 0.1%
Falabella SA*	8,254	30,611
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	8,203	16,581
Electric Utilities - 0.0%
Enel Americas SA	193,937	19,826
Paper & Forest Products - 0.1%
Empresas CMPC SA	14,159	24,663
Passenger Airlines - 0.0%
Latam Airlines Group SA	1,710,978	22,047
Specialty Retail - 0.1%
Empresas Copec SA	4,019	26,946
Total Chile		259,428
Czech Republic - 0.2%
Banks - 0.2%
Komercni Banka AS	2,404	84,907
Hungary - 0.3%
Banks - 0.1%
OTP Bank Nyrt	2,232	117,040
Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC	4,294	32,194
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	1,180	36,443
Total Hungary		185,677
India - 31.1%
Air Freight & Logistics - 0.0%
Delhivery Ltd.*	4,630	23,481
Automobile Components - 0.8%
Apollo Tyres Ltd.	4,356	28,477
Balkrishna Industries Ltd.	1,054	38,363
Bharat Forge Ltd.	2,672	48,357
Bosch Ltd.	88	39,567
Exide Industries Ltd.	4,893	29,343
Motherson Sumi Wiring India Ltd.	21,193	18,011
MRF Ltd.	31	51,239
Samvardhana Motherson International Ltd.	26,204	66,100
Sona Blw Precision Forgings Ltd.(a)	4,955	43,956
Sundram Fasteners Ltd.	1,159	18,978
Tube Investments of India Ltd.	1,133	58,624
UNO Minda Ltd.	2,526	33,207
Total Automobile Components		474,222
Automobiles - 2.1%
Bajaj Auto Ltd.	783	115,355
Eicher Motors Ltd.	1,525	91,467
Hero MotoCorp Ltd.	1,330	90,661
Mahindra & Mahindra Ltd.	10,490	387,411
Maruti Suzuki India Ltd.	1,409	222,578
Tata Motors Ltd.	18,338	213,280
TVS Motor Co. Ltd.	2,335	79,128
Total Automobiles		1,199,880
Banks - 5.2%
AU Small Finance Bank Ltd.(a)	3,384	29,890
Axis Bank Ltd.	24,266	356,804
Bandhan Bank Ltd.(a)	7,873	18,671
Federal Bank Ltd.	20,527	48,189
HDFC Bank Ltd.	59,679	1,233,478
ICICI Bank Ltd.	54,209	823,473
IDFC First Bank Ltd.*	35,649	31,629
IndusInd Bank Ltd.	5,821	100,553
Kotak Mahindra Bank Ltd.	11,530	255,080
Total Banks		2,897,767
Beverages - 0.4%
Radico Khaitan Ltd.	1,104	26,947
United Breweries Ltd.	833	21,624
United Spirits Ltd.	3,149	59,744
Varun Beverages Ltd.	12,445	90,039
Total Beverages		198,354
Biotechnology - 0.0%
Biocon Ltd.	5,944	25,755
Building Products - 0.1%
Astral Ltd.	1,216	28,869
Blue Star Ltd.	1,297	31,940
Kajaria Ceramics Ltd.	830	14,519
Total Building Products		75,328
Capital Markets - 0.2%
360 ONE WAM Ltd.	1,931	23,955
Angel One Ltd.	556	16,996
CRISIL Ltd.	234	13,019
HDFC Asset Management Co. Ltd.(a)	1,105	56,691
Multi Commodity Exchange of India Ltd.	351	23,708
Total Capital Markets		134,369
Chemicals - 1.3%
Aarti Industries Ltd.	2,730	18,991
Asian Paints Ltd.	4,802	190,765
Atul Ltd.	177	16,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Berger Paints India Ltd.	3,144	$23,347
Carborundum Universal Ltd.	1,197	21,403
Castrol India Ltd.	4,379	12,844
Coromandel International Ltd.	1,522	30,415
Deepak Nitrite Ltd.	867	30,077
Gujarat Fluorochemicals Ltd.	509	25,954
Linde India Ltd.	200	20,250
Navin Fluorine International Ltd.	250	10,266
PI Industries Ltd.	845	46,946
Pidilite Industries Ltd.	1,692	67,828
Solar Industries India Ltd.	264	36,323
SRF Ltd.	1,471	43,846
Supreme Industries Ltd.	727	46,167
Tata Chemicals Ltd.	1,222	15,910
UPL Ltd.	6,665	48,766
Total Chemicals		706,341
Construction & Engineering - 0.8%
Kalpataru Projects International Ltd.	867	14,145
KEC International Ltd.	1,225	15,182
Larsen & Toubro Ltd.	7,275	319,084
NCC Ltd.	5,140	18,508
Voltas Ltd.	2,575	56,695
Total Construction & Engineering		423,614
Construction Materials - 0.9%
ACC Ltd.	1,007	30,203
Ambuja Cements Ltd.	7,761	58,582
Dalmia Bharat Ltd.	893	20,600
Grasim Industries Ltd.	4,029	134,405
JK Cement Ltd.	492	27,261
Ramco Cements Ltd.	1,502	15,540
Shree Cement Ltd.	119	37,359
UltraTech Cement Ltd.	1,283	180,689
Total Construction Materials		504,639
Consumer Staples Distribution & Retail - 0.2%
Avenue Supermarts Ltd.*(a)	1,581	96,147
Diversified Telecommunication Services - 0.2%
HFCL Ltd.	11,455	20,284
Indus Towers Ltd.*	9,520	44,594
Tata Communications Ltd.	1,170	29,805
Total Diversified Telecommunication Services		94,683
Electric Utilities - 0.3%
Adani Energy Solutions Ltd.*	4,134	49,807
Tata Power Co. Ltd.	15,790	90,932
Torrent Power Ltd.	1,806	40,473
Total Electric Utilities		181,212
Electrical Equipment - 0.6%
ABB India Ltd.	532	51,136
CG Power & Industrial Solutions Ltd.	6,371	57,707
Havells India Ltd.	2,686	64,518
KEI Industries Ltd.	584	29,947
Polycab India Ltd.	474	39,340
Suzlon Energy Ltd.*	115,464	110,295
Total Electrical Equipment		352,943
Electronic Equipment, Instruments & Components - 0.1%
Honeywell Automation India Ltd.	34	19,872
Redington Ltd.	5,969	13,154
Total Electronic Equipment, Instruments & Components		33,026
Entertainment - 0.0%
PVR Inox Ltd.*	966	19,177
Financial Services - 0.5%
Aditya Birla Capital Ltd.*	4,644	13,160
Bajaj Finserv Ltd.	4,450	104,791
Bajaj Holdings & Investment Ltd.	319	39,950
Jio Financial Services Ltd.*	32,809	137,263
Total Financial Services		295,164
Food Products - 0.7%
Britannia Industries Ltd.	1,277	96,584
Marico Ltd.	5,443	45,167
Nestle India Ltd.	3,846	123,453
Patanjali Foods Ltd.	1,040	20,892
Tata Consumer Products Ltd.	6,083	86,885
Total Food Products		372,981
Gas Utilities - 0.1%
Adani Total Gas Ltd.	3,570	33,505
Gujarat Gas Ltd.	1,750	12,914
Total Gas Utilities		46,419
Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	1,146	98,450
Dr. Lal PathLabs Ltd.(a)	429	16,907
Fortis Healthcare Ltd.	6,604	48,473
Global Health Ltd.*	1,008	12,300
Krishna Institute of Medical Sciences Ltd.*(a)	2,905	19,293
Max Healthcare Institute Ltd.	8,991	105,761
Narayana Hrudayalaya Ltd.(b)	789	11,779
Total Health Care Providers & Services		312,963
Hotels, Restaurants & Leisure - 0.6%
EIH Ltd.	1,990	8,986
Indian Hotels Co. Ltd.	9,188	75,071
Jubilant Foodworks Ltd.	4,348	35,380
Zomato Ltd.*	61,077	199,189
Total Hotels, Restaurants & Leisure		318,626
Household Durables - 0.2%
Crompton Greaves Consumer Electricals Ltd.	7,068	35,108
Dixon Technologies India Ltd.(b)	406	66,872
Total Household Durables		101,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.4%
Adani Green Energy Ltd.*	4,368	$99,175
Adani Power Ltd.*	8,081	63,273
Jaiprakash Power Ventures Ltd.*	52,127	11,346
JSW Energy Ltd.	4,258	37,247
Total Independent Power & Renewable Electricity Producers		211,041
Industrial Conglomerates - 0.2%
Apar Industries Ltd.	167	18,989
Siemens Ltd.	927	80,198
Total Industrial Conglomerates		99,187
Insurance - 0.5%
HDFC Life Insurance Co. Ltd.(a)	10,569	90,554
ICICI Lombard General Insurance Co. Ltd.(a)	2,794	72,496
ICICI Prudential Life Insurance Co. Ltd.(a)	3,726	34,688
Max Financial Services Ltd.*	2,414	34,308
PB Fintech Ltd.*	3,959	76,531
Total Insurance		308,577
Interactive Media & Services - 0.2%
Info Edge India Ltd.	886	85,646
IT Services - 4.0%
Coforge Ltd.	751	62,879
Cyient Ltd.	1,061	23,812
HCL Technologies Ltd.	11,693	250,614
Infosys Ltd.	40,427	904,818
LTIMindtree Ltd.(a)	1,048	78,090
Mphasis Ltd.	1,105	39,695
Persistent Systems Ltd.	1,088	70,763
Sonata Software Ltd.	1,772	13,344
Tata Consultancy Services Ltd.	11,252	573,132
Tech Mahindra Ltd.	6,739	126,833
Wipro Ltd.	15,466	99,928
Total IT Services		2,243,908
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.	1,327	86,196
Syngene International Ltd.(a)	2,198	23,564
Total Life Sciences Tools & Services		109,760
Machinery - 0.5%
AIA Engineering Ltd.	489	25,304
Ashok Leyland Ltd.	16,888	47,439
Cummins India Ltd.	1,445	65,628
Elgi Equipments Ltd.	2,951	23,935
Grindwell Norton Ltd.	545	15,644
Schaeffler India Ltd.	561	26,200
SKF India Ltd.	265	17,191
Thermax Ltd.	513	31,221
Timken India Ltd.	364	16,337
Total Machinery		268,899
Metals & Mining - 1.1%
APL Apollo Tubes Ltd.	2,190	41,399
Hindalco Industries Ltd.	15,054	135,843
Jindal Stainless Ltd.	3,378	31,865
Jindal Steel & Power Ltd.	3,539	43,905
JSW Steel Ltd.	9,819	120,691
Tata Steel Ltd.	81,244	163,407
Vedanta Ltd.	13,648	83,491
Total Metals & Mining		620,601
Oil, Gas & Consumable Fuels - 2.3%
Reliance Industries Ltd.	37,132	1,308,529
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd.*(a)	1,344	76,781
Personal Care Products - 1.0%
Colgate-Palmolive India Ltd.	1,413	64,149
Dabur India Ltd.	6,772	50,522
Emami Ltd.	2,467	22,556
Godrej Consumer Products Ltd.	4,029	66,992
Hindustan Unilever Ltd.	9,675	341,541
Procter & Gamble Hygiene & Health Care Ltd.	131	26,066
Total Personal Care Products		571,826
Pharmaceuticals - 1.5%
Ajanta Pharma Ltd.	539	20,592
Alkem Laboratories Ltd.	424	30,625
Aurobindo Pharma Ltd.	2,926	51,002
Cipla Ltd.	5,887	116,200
Dr. Reddy's Laboratories Ltd.	1,328	106,993
Gland Pharma Ltd.(a)	759	16,266
GlaxoSmithKline Pharmaceuticals Ltd.	455	14,934
Glenmark Pharmaceuticals Ltd.	1,568	31,313
Ipca Laboratories Ltd.	1,779	31,803
JB Chemicals & Pharmaceuticals Ltd.	785	17,564
Laurus Labs Ltd.(a)	5,086	28,136
Lupin Ltd.	2,467	64,503
Sun Pharmaceutical Industries Ltd.	11,461	263,503
Torrent Pharmaceuticals Ltd.	995	40,328
Zydus Lifesciences Ltd.	2,646	33,739
Total Pharmaceuticals		867,501
Professional Services - 0.1%
Computer Age Management Services Ltd.	530	27,885
L&T Technology Services Ltd.(a)	282	17,984
Total Professional Services		45,869
Real Estate Management & Development - 0.5%
Brigade Enterprises Ltd.	1,384	23,403
DLF Ltd.	6,595	70,447
Godrej Properties Ltd.*	1,311	49,450
Macrotech Developers Ltd.(a)	2,556	37,650
Oberoi Realty Ltd.	1,448	32,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Phoenix Mills Ltd.	2,416	$53,210
Prestige Estates Projects Ltd.	1,631	35,914
Total Real Estate Management & Development		302,769
Software - 0.2%
Birlasoft Ltd.	1,610	11,564
KPIT Technologies Ltd.	1,996	38,776
Oracle Financial Services Software Ltd.	275	37,603
Tata Elxsi Ltd.	422	38,898
Total Software		126,841
Specialty Retail - 0.4%
FSN E-Commerce Ventures Ltd.*	14,934	34,859
Trent Ltd.	1,972	178,246
Total Specialty Retail		213,105
Textiles, Apparel & Luxury Goods - 0.4%
Bata India Ltd.	544	9,346
Page Industries Ltd.	63	32,255
Titan Co. Ltd.	4,281	195,347
Total Textiles, Apparel & Luxury Goods		236,948
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	4,100	153,422
Transportation Infrastructure - 0.3%
Adani Ports & Special Economic Zone Ltd.	7,540	130,302
GMR Airports Infrastructure Ltd.*	26,837	30,122
Total Transportation Infrastructure		160,424
Wireless Telecommunication Services - 1.0%
Bharti Airtel Ltd.	26,189	534,257
Total India		17,434,962
Indonesia - 2.7%
Banks - 1.2%
Bank Central Asia Tbk. PT	979,200	667,783
Broadline Retail - 0.1%
GoTo Gojek Tokopedia Tbk. PT*	17,140,600	74,721
Chemicals - 0.2%
Barito Pacific Tbk. PT	459,888	31,894
Chandra Asri Pacific Tbk. PT	108,600	60,792
Total Chemicals		92,686
Construction Materials - 0.0%
Indocement Tunggal Prakarsa Tbk. PT	27,300	12,262
Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk. PT	352,000	73,469
Diversified Telecommunication Services - 0.0%
Sarana Menara Nusantara Tbk. PT	399,900	22,584
Food Products - 0.2%
Charoen Pokphand Indonesia Tbk. PT	140,500	43,616
Indofood CBP Sukses Makmur Tbk. PT	43,800	35,656
Indofood Sukses Makmur Tbk. PT	82,000	38,184
Total Food Products		117,456
Industrial Conglomerates - 0.2%
Astra International Tbk. PT	366,200	122,147
Metals & Mining - 0.2%
Amman Mineral Internasional PT*	116,000	71,063
Merdeka Copper Gold Tbk. PT*	168,600	30,290
Total Metals & Mining		101,353
Oil, Gas & Consumable Fuels - 0.2%
Adaro Energy Indonesia Tbk. PT	235,700	59,314
United Tractors Tbk. PT	28,700	51,467
Total Oil, Gas & Consumable Fuels		110,781
Paper & Forest Products - 0.1%
Indah Kiat Pulp & Paper Tbk. PT	45,500	25,996
Pharmaceuticals - 0.1%
Kalbe Farma Tbk. PT	347,500	39,593
Wireless Telecommunication Services - 0.1%
Indosat Tbk. PT	35,600	25,748
Total Indonesia		1,486,579
Malaysia - 1.5%
Banks - 0.3%
Hong Leong Bank Bhd.	25,300	132,283
Food Products - 0.2%
Nestle Malaysia Bhd.	2,100	52,965
QL Resources Bhd.	60,900	69,119
Total Food Products		122,084
Hotels, Restaurants & Leisure - 0.1%
Genting Malaysia Bhd.	102,300	60,038
Industrial Conglomerates - 0.1%
Sunway Bhd.	61,800	62,946
Metals & Mining - 0.3%
Press Metal Aluminium Holdings Bhd.	137,300	168,483
Multi-Utilities - 0.4%
YTL Corp. Bhd.	186,700	113,645
YTL Power International Bhd.	99,100	87,961
Total Multi-Utilities		201,606
Specialty Retail - 0.1%
Mr. DIY Group M Bhd.(a)	146,900	75,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Total Malaysia		$822,965
Mexico - 2.8%
Banks - 0.4%
Banco del Bajio SA(a)	8,516	19,993
Grupo Financiero Banorte SAB de CV, Class O	22,600	160,836
Grupo Financiero Inbursa SAB de CV, Class O*	17,499	39,815
Total Banks		220,644
Beverages - 0.5%
Arca Continental SAB de CV	4,500	42,263
Becle SAB de CV	4,130	6,538
Coca-Cola Femsa SAB de CV	5,615	49,928
Fomento Economico Mexicano SAB de CV	18,000	178,476
Total Beverages		277,205
Chemicals - 0.0%
Orbia Advance Corp. SAB de CV	8,700	8,837
Construction Materials - 0.2%
Cemex SAB de CV, Series CPO	139,204	85,644
GCC SAB de CV	1,458	10,962
Total Construction Materials		96,606
Consumer Finance - 0.0%
Gentera SAB de CV	11,196	12,566
Consumer Staples Distribution & Retail - 0.3%
Grupo Comercial Chedraui SA de CV	2,064	15,580
Wal-Mart de Mexico SAB de CV	44,700	134,930
Total Consumer Staples Distribution & Retail		150,510
Diversified REITs - 0.1%
Concentradora Fibra Danhos SA de CV	9,348	10,044
Fibra Uno Administracion SA de CV	27,000	31,570
Total Diversified REITs		41,614
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV	8,924	7,043
Food Products - 0.1%
Gruma SAB de CV, Class B	1,785	33,295
Grupo Bimbo SAB de CV, Series A	13,692	47,330
Total Food Products		80,625
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	4,158	11,484
Household Products - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	17,000	27,613
Industrial Conglomerates - 0.1%
Alfa SAB de CV, Class A	30,800	25,313
Grupo Carso SAB de CV, Series A1	5,200	32,338
Total Industrial Conglomerates		57,651
Industrial REITs - 0.1%
FIBRA Macquarie Mexico(a)	7,753	12,451
Prologis Property Mexico SA de CV	5,767	18,950
Total Industrial REITs		31,401
Insurance - 0.0%
Qualitas Controladora SAB de CV	1,700	13,353
Media - 0.0%
Grupo Televisa SAB, Series CPO	24,400	12,410
Metals & Mining - 0.3%
Grupo Mexico SAB de CV, Series B	28,886	161,760
Industrias Penoles SAB de CV*	1,905	25,398
Total Metals & Mining		187,158
Real Estate Management & Development - 0.0%
Corp. Inmobiliaria Vesta SAB de CV	8,500	23,047
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV	2,700	22,916
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,174	72,803
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,635	46,490
Promotora y Operadora de Infraestructura SAB de CV	2,083	19,693
Total Transportation Infrastructure		161,902
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Series B	195,997	161,481
Total Mexico		1,583,150
Philippines - 0.9%
Banks - 0.2%
Bank of the Philippine Islands	19,301	46,532
BDO Unibank, Inc.	19,588	55,229
Metropolitan Bank & Trust Co.	17,700	24,827
Total Banks		126,588
Electric Utilities - 0.0%
Manila Electric Co.	3,090	24,163
Food Products - 0.1%
Monde Nissin Corp.(a)	69,900	12,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Universal Robina Corp.	8,530	$15,785
Total Food Products		28,484
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp.	4,560	21,857
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures, Inc.	24,000	15,911
Ayala Corp.	2,880	34,511
GT Capital Holdings, Inc.	900	11,724
SM Investments Corp.	4,720	80,523
Total Industrial Conglomerates		142,669
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	67,100	43,825
SM Prime Holdings, Inc.	109,500	63,116
Total Real Estate Management & Development		106,941
Transportation Infrastructure - 0.1%
International Container Terminal Services, Inc.	8,210	59,190
Wireless Telecommunication Services - 0.0%
PLDT, Inc.	770	20,474
Total Philippines		530,366
Poland - 1.2%
Banks - 0.5%
Alior Bank SA	1,638	39,572
Bank Millennium SA*	11,916	26,464
Bank Polska Kasa Opieki SA	3,214	123,071
mBank SA*	253	40,717
Santander Bank Polska SA	643	76,145
Total Banks		305,969
Construction & Engineering - 0.1%
Budimex SA	210	32,707
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA*(a)	935	85,474
Diversified Telecommunication Services - 0.1%
Orange Polska SA	13,536	29,822
Entertainment - 0.1%
CD Projekt SA	1,301	59,059
Metals & Mining - 0.1%
Grupa Kety SA	191	41,050
Software - 0.0%
Asseco Poland SA	626	14,180
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	20	82,319
Total Poland		650,580
Saudi Arabia - 5.3%
Banks - 3.1%
Al Rajhi Bank	50,376	1,170,973
Alinma Bank	31,290	237,715
Arab National Bank	3,331	16,959
Bank Al-Jazira*	12,488	57,124
Bank AlBilad	16,023	168,285
Saudi Awwal Bank	9,417	86,981
Total Banks		1,738,037
Chemicals - 0.2%
Advanced Petrochemical Co.*	3,492	36,117
National Industrialization Co.*	9,675	29,143
Sahara International Petrochemical Co.	8,653	67,699
Total Chemicals		132,959
Consumer Staples Distribution & Retail - 0.1%
Abdullah Al Othaim Markets Co.	11,969	38,031
Nahdi Medical Co.	870	30,520
Total Consumer Staples Distribution & Retail		68,551
Electrical Equipment - 0.1%
Riyadh Cables Group Co.	830	21,926
Food Products - 0.2%
Saudia Dairy & Foodstuff Co.	429	43,135
Savola Group*	11,873	85,454
Total Food Products		128,589
Health Care Providers & Services - 0.6%
Al Hammadi Holding	2,038	23,197
Dallah Healthcare Co.	908	38,969
Dr. Sulaiman Al Habib Medical Services Group Co.	2,161	170,857
Middle East Healthcare Co.*	1,005	19,396
Mouwasat Medical Services Co.	2,377	63,300
National Medical Care Co.	523	28,803
Total Health Care Providers & Services		344,522
Hotels, Restaurants & Leisure - 0.1%
Leejam Sports Co. JSC	578	31,863
Seera Group Holding*	3,624	23,185
Total Hotels, Restaurants & Leisure		55,048
Industrial Conglomerates - 0.1%
Astra Industrial Group	938	42,007
Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co.	592	32,698
Media - 0.1%
Saudi Research & Media Group*	989	75,769
Real Estate Management & Development - 0.1%
Dar Al Arkan Real Estate Development Co.*	12,755	53,041
Specialty Retail - 0.2%
Aldrees Petroleum & Transport Services Co.	1,185	42,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Jarir Marketing Co.	14,175	$49,650
Total Specialty Retail		91,852
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co.	9,131	125,109
Mobile Telecommunications Co. Saudi Arabia	11,937	34,875
Total Wireless Telecommunication Services		159,984
Total Saudi Arabia		2,944,983
South Africa - 3.5%
Banks - 1.1%
Absa Group Ltd.	9,946	101,258
Capitec Bank Holdings Ltd.	1,133	200,170
Nedbank Group Ltd.	6,404	111,104
Standard Bank Group Ltd.	16,362	230,108
Total Banks		642,640
Broadline Retail - 0.1%
Woolworths Holdings Ltd.	10,257	40,540
Capital Markets - 0.0%
Investec Ltd.	3,206	24,407
Consumer Staples Distribution & Retail - 0.3%
Clicks Group Ltd.	3,084	71,044
Shoprite Holdings Ltd.	5,364	92,068
Total Consumer Staples Distribution & Retail		163,112
Financial Services - 0.5%
FirstRand Ltd.	63,718	307,118
Food Products - 0.1%
Tiger Brands Ltd.	2,424	32,775
Insurance - 0.4%
Discovery Ltd.	5,345	53,287
Momentum Group Ltd.	15,334	26,223
Old Mutual Ltd.	59,849	47,581
Sanlam Ltd.	22,739	116,120
Total Insurance		243,211
Media - 0.0%
MultiChoice Group*	3,803	24,055
Metals & Mining - 0.6%
Anglo American Platinum Ltd.	507	18,252
Gold Fields Ltd.	8,958	139,746
Harmony Gold Mining Co. Ltd.	5,341	55,212
Impala Platinum Holdings Ltd.*	10,668	59,901
Kumba Iron Ore Ltd.	833	19,384
Sibanye Stillwater Ltd.*	24,765	25,652
Total Metals & Mining		318,147
Oil, Gas & Consumable Fuels - 0.1%
Exxaro Resources Ltd.	3,445	34,397
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd.	4,222	47,775
Specialty Retail - 0.1%
Mr. Price Group Ltd.	3,665	57,470
Wireless Telecommunication Services - 0.1%
Vodacom Group Ltd.	8,288	52,650
Total South Africa		1,988,297
South Korea - 14.2%
Aerospace & Defense - 0.2%
Hanwha Aerospace Co. Ltd.	281	63,820
Hanwha Industrial Solutions Co. Ltd.*	312	7,948
LIG Nex1 Co. Ltd.	120	19,362
Total Aerospace & Defense		91,130
Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	480	44,818
Automobile Components - 0.1%
Hankook Tire & Technology Co. Ltd.	871	27,608
Automobiles - 0.4%
Hyundai Motor Co.	1,312	244,802
Banks - 1.2%
BNK Financial Group, Inc.	3,359	23,220
DGB Financial Group, Inc.	2,472	15,293
Hana Financial Group, Inc.	2,620	117,807
KakaoBank Corp.	3,317	53,647
KB Financial Group, Inc.	3,261	201,740
Shinhan Financial Group Co. Ltd.	4,454	189,032
Woori Financial Group, Inc.	6,505	77,103
Total Banks		677,842
Biotechnology - 0.6%
Alteogen, Inc.*	309	77,268
Celltrion, Inc.	1,671	249,685
Total Biotechnology		326,953
Capital Markets - 0.2%
KIWOOM Securities Co. Ltd.	119	11,830
Korea Investment Holdings Co. Ltd.	422	23,687
Mirae Asset Securities Co. Ltd.	3,325	21,409
NH Investment & Securities Co. Ltd.	1,324	13,587
Samsung Securities Co. Ltd.	628	20,914
Total Capital Markets		91,427
Chemicals - 0.4%
Enchem Co. Ltd.*	88	12,234
Hansol Chemical Co. Ltd.	98	10,072
Hanwha Solutions Corp.	779	15,399
ISU Specialty Chemical*	243	9,551
Kum Yang Co. Ltd.*	241	9,639
Kumho Petrochemical Co. Ltd.	204	24,632
LG Chem Ltd.	456	124,313
Lotte Chemical Corp.	187	14,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
SKC Co. Ltd.*	192	$21,025
Total Chemicals		241,379
Construction & Engineering - 0.0%
Samsung E&A Co. Ltd.*	1,452	24,428
Diversified Telecommunication Services - 0.1%
KT Corp.	1,188	36,520
LG Uplus Corp.	2,130	15,979
Total Diversified Telecommunication Services		52,499
Electrical Equipment - 0.9%
CS Wind Corp.	356	18,784
Doosan Enerbility Co. Ltd.*	4,932	67,548
Ecopro BM Co. Ltd.*	452	63,772
Ecopro Co. Ltd.*	928	62,874
HD Hyundai Electric Co. Ltd.	190	47,874
L&F Co. Ltd.*	239	20,744
LG Energy Solution Ltd.*	389	123,301
LS Corp.	189	17,806
POSCO Future M Co. Ltd.	305	58,308
Shinsung Delta Tech Co. Ltd.	217	7,799
Total Electrical Equipment		488,810
Electronic Equipment, Instruments & Components - 0.4%
LG Display Co. Ltd.*	2,909	24,336
LG Innotek Co. Ltd.	147	24,506
Samsung Electro-Mechanics Co. Ltd.	545	55,221
Samsung SDI Co. Ltd.	471	136,326
Total Electronic Equipment, Instruments & Components		240,389
Entertainment - 0.3%
HYBE Co. Ltd.	185	23,880
Krafton, Inc.*	324	84,859
NCSoft Corp.	147	21,470
Netmarble Corp.*(a)	292	13,286
Total Entertainment		143,495
Financial Services - 0.2%
Meritz Financial Group, Inc.	1,146	85,093
Food Products - 0.1%
CJ CheilJedang Corp.	81	18,830
Orion Corp.	253	18,863
Total Food Products		37,693
Health Care Equipment & Supplies - 0.1%
HLB, Inc.*	1,203	78,838
Health Care Providers & Services - 0.0%
Hanmi Science Co. Ltd.	409	9,977
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp.	398	25,109
Household Durables - 0.2%
Coway Co. Ltd.	661	33,715
LG Electronics, Inc.	1,021	81,433
Total Household Durables		115,148
Industrial Conglomerates - 0.2%
GS Holdings Corp.	510	16,594
LG Corp.	1,133	68,533
SK, Inc.	354	41,472
Total Industrial Conglomerates		126,599
Insurance - 0.4%
DB Insurance Co. Ltd.	543	46,631
Hyundai Marine & Fire Insurance Co. Ltd.	656	16,554
Samsung Fire & Marine Insurance Co. Ltd.	324	85,355
Samsung Life Insurance Co. Ltd.	882	62,860
Total Insurance		211,400
Interactive Media & Services - 0.5%
Kakao Corp.	3,135	86,664
NAVER Corp.	1,590	205,969
Total Interactive Media & Services		292,633
IT Services - 0.1%
Posco DX Co. Ltd.	549	12,804
Samsung SDS Co. Ltd.	374	44,244
Total IT Services		57,048
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co. Ltd.*(a)	185	138,216
Machinery - 0.4%
Doosan Bobcat, Inc.	564	17,510
HD Hyundai Heavy Industries Co. Ltd.*	238	33,597
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	439	63,012
Hyundai Rotem Co. Ltd.	867	35,537
Samsung Heavy Industries Co. Ltd.*	6,908	52,984
Total Machinery		202,640
Media - 0.0%
Cheil Worldwide, Inc.	785	11,039
Metals & Mining - 0.5%
Hyundai Steel Co.	901	19,223
Korea Zinc Co. Ltd.	118	62,082
POSCO Holdings, Inc.	706	207,853
Total Metals & Mining		289,158
Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co. Ltd.	493	28,840
S-Oil Corp.	494	23,119
SK Innovation Co. Ltd.*	462	41,371
Total Oil, Gas & Consumable Fuels		93,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Passenger Airlines - 0.1%
Korean Air Lines Co. Ltd.	1,673	$28,849
Personal Care Products - 0.1%
Amorepacific Corp.	306	34,561
LG H&H Co. Ltd.	80	23,186
Total Personal Care Products		57,747
Pharmaceuticals - 0.2%
Celltrion Pharm, Inc.*	244	12,819
Hanmi Pharm Co. Ltd.	89	21,881
SK Biopharmaceuticals Co. Ltd.*	288	22,904
Yuhan Corp.	600	65,428
Total Pharmaceuticals		123,032
Semiconductors & Semiconductor Equipment - 1.4%
DB HiTek Co. Ltd.	454	13,991
Eo Technics Co. Ltd.	100	11,715
Hanmi Semiconductor Co. Ltd.	526	43,562
HPSP Co. Ltd.	304	7,230
LEENO Industrial, Inc.	90	13,008
SK Hynix, Inc.	4,992	666,516
Total Semiconductors & Semiconductor Equipment		756,022
Specialty Retail - 0.0%
Hotel Shilla Co. Ltd.	356	13,013
Technology Hardware, Storage & Peripherals - 4.3%
CosmoAM&T Co. Ltd.*	260	24,933
Samsung Electronics Co. Ltd.	50,224	2,361,991
Total Technology Hardware, Storage & Peripherals		2,386,924
Textiles, Apparel & Luxury Goods - 0.0%
Fila Holdings Corp.	486	15,702
Tobacco - 0.1%
KT&G Corp.	961	80,028
Trading Companies & Distributors - 0.0%
Posco International Corp.	572	24,976
Wireless Telecommunication Services - 0.0%
SK Telecom Co. Ltd.	616	26,332
Total South Korea		7,982,126
Taiwan - 27.1%
Automobile Components - 0.1%
Cheng Shin Rubber Industry Co. Ltd.	24,000	39,284
Tong Yang Industry Co. Ltd.	5,000	16,827
Total Automobile Components		56,111
Automobiles - 0.0%
Sanyang Motor Co. Ltd.	5,000	11,534
Yulon Motor Co. Ltd.	7,000	13,271
Total Automobiles		24,805
Banks - 1.5%
CTBC Financial Holding Co. Ltd.	209,000	227,185
E.Sun Financial Holding Co. Ltd.	179,672	159,253
Far Eastern International Bank	39,922	17,535
First Financial Holding Co. Ltd.	124,630	107,906
King's Town Bank Co. Ltd.	11,000	19,465
Shanghai Commercial & Savings Bank Ltd.	52,392	63,904
SinoPac Financial Holdings Co. Ltd.	137,286	105,199
Taichung Commercial Bank Co. Ltd.	37,127	21,586
Taishin Financial Holding Co. Ltd.	137,515	79,954
Union Bank of Taiwan	33,812	16,561
Total Banks		818,548
Biotechnology - 0.1%
PharmaEssentia Corp.*	3,000	60,291
Capital Markets - 0.1%
Capital Securities Corp.	20,000	13,682
IBF Financial Holdings Co. Ltd.	30,738	14,715
Total Capital Markets		28,397
Chemicals - 0.3%
Formosa Plastics Corp.	52,000	87,909
Nan Ya Plastics Corp.	68,000	98,842
Total Chemicals		186,751
Communications Equipment - 0.2%
Accton Technology Corp.	5,000	84,054
Arcadyan Technology Corp.	2,000	8,974
Wistron NeWeb Corp.	4,143	15,186
Total Communications Equipment		108,214
Construction & Engineering - 0.0%
United Integrated Services Co. Ltd.	2,000	20,160
Construction Materials - 0.2%
Asia Cement Corp.	28,000	42,248
TCC Group Holdings Co. Ltd.	73,000	77,968
Total Construction Materials		120,216
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp.	6,000	55,930
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co. Ltd.	3,000	15,452
Electrical Equipment - 0.4%
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,000	27,254
Fortune Electric Co. Ltd.	2,200	43,727
Shihlin Electric & Engineering Corp.	3,000	20,950
Tatung Co. Ltd.*	18,000	27,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Voltronic Power Technology Corp.	1,000	$63,988
Walsin Lihwa Corp.	38,000	42,027
Total Electrical Equipment		225,902
Electronic Equipment, Instruments & Components - 3.1%
AUO Corp.	81,000	43,640
Chroma ATE, Inc.	4,000	47,209
Compeq Manufacturing Co. Ltd.	13,000	28,057
Delta Electronics, Inc.	21,000	252,492
Elite Material Co. Ltd.	3,000	42,374
Genius Electronic Optical Co. Ltd.	1,000	15,357
Gold Circuit Electronics Ltd.	4,000	25,026
Hon Hai Precision Industry Co. Ltd.	129,000	764,303
Innolux Corp.	95,333	48,651
Largan Precision Co. Ltd.	1,000	80,262
Lotes Co. Ltd.	1,000	43,765
Nan Ya Printed Circuit Board Corp.	3,000	13,509
Primax Electronics Ltd.	4,000	11,451
Sinbon Electronics Co. Ltd.	2,000	18,991
Synnex Technology International Corp.	14,000	32,073
Tripod Technology Corp.	5,000	31,046
Unimicron Technology Corp.	15,000	68,254
Walsin Technology Corp.	4,000	13,651
WPG Holdings Ltd.	17,000	40,289
WT Microelectronics Co. Ltd.	5,296	17,655
Yageo Corp.	3,779	74,394
Total Electronic Equipment, Instruments & Components		1,712,449
Financial Services - 0.2%
Yuanta Financial Holding Co. Ltd.	138,663	138,897
Food Products - 0.3%
Great Wall Enterprise Co. Ltd.	10,000	16,274
Lien Hwa Industrial Holdings Corp.	15,120	29,479
Uni-President Enterprises Corp.	53,000	146,038
Total Food Products		191,791
Household Durables - 0.1%
Nien Made Enterprise Co. Ltd.	2,000	32,231
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp.	42,000	50,963
Insurance - 1.2%
Cathay Financial Holding Co. Ltd.	106,101	222,954
Fubon Financial Holding Co. Ltd.	96,927	276,877
KGI Financial Holding Co. Ltd.	174,000	90,721
Shin Kong Financial Holding Co. Ltd.*	191,838	73,046
Total Insurance		663,598
Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	4,036	28,568
Merida Industry Co. Ltd.	2,000	14,535
Total Leisure Products		43,103
Machinery - 0.0%
Hiwin Technologies Corp.	4,000	27,049
Marine Transportation - 0.1%
Wan Hai Lines Ltd.	16,000	49,547
Metals & Mining - 0.1%
Century Iron & Steel Industrial Co. Ltd.	2,000	14,030
TA Chen Stainless Pipe	21,200	23,212
Total Metals & Mining		37,242
Oil, Gas & Consumable Fuels - 0.1%
Formosa Petrochemical Corp.	18,000	29,975
Paper & Forest Products - 0.0%
YFY, Inc.	15,000	15,689
Passenger Airlines - 0.1%
Eva Airways Corp.	30,000	35,549
Real Estate Management & Development - 0.1%
Highwealth Construction Corp.	18,601	26,509
Ruentex Development Co. Ltd.	20,350	31,477
Total Real Estate Management & Development		57,986
Semiconductors & Semiconductor Equipment - 15.9%
AP Memory Technology Corp.	1,000	9,590
ASE Technology Holding Co. Ltd.	32,000	152,687
Elan Microelectronics Corp.	4,000	18,011
Faraday Technology Corp.	2,077	17,458
Global Unichip Corp.	1,000	34,759
Jentech Precision Industrial Co. Ltd.	1,000	40,921
King Yuan Electronics Co. Ltd.	9,000	31,994
Macronix International Co. Ltd.	27,000	22,865
MediaTek, Inc.	16,000	594,062
Nanya Technology Corp.*	14,000	20,947
Novatek Microelectronics Corp.	6,000	98,210
Powerchip Semiconductor Manufacturing Corp.*	40,000	27,302
Powertech Technology, Inc.	6,000	25,974
Realtek Semiconductor Corp.	5,000	74,416
Taiwan Semiconductor Manufacturing Co. Ltd.	247,000	7,469,357
Topco Scientific Co. Ltd.	2,000	17,822
United Microelectronics Corp.	124,000	210,804
Winbond Electronics Corp.*	38,643	26,070
Total Semiconductors & Semiconductor Equipment		8,893,249
Specialty Retail - 0.2%
Hotai Motor Co. Ltd.	4,020	90,063
Technology Hardware, Storage & Peripherals - 2.0%
Acer, Inc.	36,000	46,413
Advantech Co. Ltd.	5,299	53,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Asia Vital Components Co. Ltd.	3,000	$55,930
Asustek Computer, Inc.	8,000	139,794
Chicony Electronics Co. Ltd.	6,000	31,093
Compal Electronics, Inc.	49,000	51,560
Getac Holdings Corp.	4,000	14,093
Gigabyte Technology Co. Ltd.	5,000	40,842
HTC Corp.*	12,000	17,955
Inventec Corp.	34,000	46,305
King Slide Works Co. Ltd.	1,000	34,759
Lite-On Technology Corp., ADR	24,000	75,459
Micro-Star International Co. Ltd.	7,000	38,488
Pegatron Corp.	22,000	71,604
Qisda Corp.	18,000	21,329
Quanta Computer, Inc.	30,000	250,265
Wistron Corp.	32,000	102,128
Wiwynn Corp.	1,000	54,192
Total Technology Hardware, Storage & Peripherals		1,146,042
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co. Ltd.	2,000	34,443
Feng TAY Enterprise Co. Ltd.	7,360	36,281
Makalot Industrial Co. Ltd.	3,060	33,746
Pou Chen Corp.	28,000	31,984
Total Textiles, Apparel & Luxury Goods		136,454
Wireless Telecommunication Services - 0.2%
Far EasTone Telecommunications Co. Ltd.	18,000	51,589
Taiwan Mobile Co. Ltd.	20,000	72,678
Total Wireless Telecommunication Services		124,267
Total Taiwan		15,196,921
Thailand - 2.3%
Banks - 0.3%
Bangkok Bank PCL, NVDR	9,000	42,095
Bank of Ayudhya PCL, NVDR	28,200	23,005
Kasikornbank PCL, NVDR	17,500	81,579
Tisco Financial Group PCL, NVDR	5,500	16,494
TMBThanachart Bank PCL, NVDR	740,100	45,311
Total Banks		208,484
Broadline Retail - 0.1%
Central Retail Corp. PCL, NVDR	38,500	37,091
Consumer Staples Distribution & Retail - 0.3%
CP ALL PCL, NVDR	66,000	134,348
CP Axtra PCL, NVDR†	25,000	25,251
Total Consumer Staples Distribution & Retail		159,599
Diversified Telecommunication Services - 0.1%
True Corp. PCL, NVDR*	270,896	94,291
Electronic Equipment, Instruments & Components - 0.4%
Delta Electronics Thailand PCL, NVDR	67,800	225,456
Food Products - 0.1%
Charoen Pokphand Foods PCL, NVDR	57,200	42,663
Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL, NVDR	70,454	65,686
Bumrungrad Hospital PCL, NVDR	6,300	52,667
Total Health Care Providers & Services		118,353
Hotels, Restaurants & Leisure - 0.1%
Minor International PCL, NVDR	42,500	37,313
Independent Power & Renewable Electricity Producers - 0.3%
Gulf Energy Development PCL, NVDR	86,100	152,520
Real Estate Management & Development - 0.1%
Central Pattana PCL, NVDR	22,300	46,433
Specialty Retail - 0.0%
Home Product Center PCL, NVDR	52,700	17,033
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL, NVDR	15,100	122,011
Intouch Holdings PCL, NVDR	15,200	43,695
Total Wireless Telecommunication Services		165,706
Total Thailand		1,304,942
Turkey - 1.1%
Automobiles - 0.1%
Ford Otomotiv Sanayi AS	797	21,401
Tofas Turk Otomobil Fabrikasi AS	1,382	8,712
Total Automobiles		30,113
Banks - 0.4%
Akbank TAS	36,177	65,185
Haci Omer Sabanci Holding AS	15,929	45,359
Turkiye Garanti Bankasi AS	7,145	25,581
Turkiye Is Bankasi AS, Class C	109,997	45,238
Yapi ve Kredi Bankasi AS	34,038	30,785
Total Banks		212,148
Beverages - 0.0%
Coca-Cola Icecek AS	10,516	17,533
Chemicals - 0.0%
Sasa Polyester Sanayi AS*	101,944	12,822
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	20,142	26,689
Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	5,265	76,425
Migros Ticaret AS	1,044	13,742
Total Consumer Staples Distribution & Retail		90,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2024

Investments	Shares	Value
Household Durables - 0.0%
Arcelik AS*	3,265	$13,781
Industrial Conglomerates - 0.2%
KOC Holding AS	14,561	80,158
Turkiye Sise ve Cam Fabrikalari AS	16,354	20,618
Total Industrial Conglomerates		100,776
Oil, Gas & Consumable Fuels - 0.1%
Turkiye Petrol Rafinerileri AS	10,552	47,903
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS*	3,367	23,568
Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	16,089	44,802
Total Turkey		620,302
TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $46,294,218)		56,726,070
Other Assets less Liabilities - (1.2)%		(655,734)
NET ASSETS - 100.0%		$56,070,336

*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $25,251, which represents 0.05% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Consumer Staples Distribution & Retail	$1,058,406	$—	$25,251	*	$1,083,657
Other	55,642,413	—	—		55,642,413
Total Investments in Securities	$56,700,819	$—	$25,251		$56,726,070
*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 98.4%
Canada - 0.2%
Barrick North America Finance LLC 5.75%, 5/1/43	$29,000	$30,875
Canadian Pacific Railway Co. 4.70%, 5/1/48	7,000	6,571
Total Canada		37,446
Germany - 0.6%
Deutsche Bank AG 4.10%, 1/13/26	120,000	119,041
United Kingdom - 1.4%
BAT Capital Corp.
4.70%, 4/2/27	36,000	36,322
2.26%, 3/25/28	108,000	100,490
4.39%, 8/15/37	6,000	5,461
4.54%, 8/15/47	16,000	13,535
4.76%, 9/6/49	7,000	6,038
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	29,000	33,762
RELX Capital, Inc. 4.00%, 3/18/29	29,000	28,752
Reynolds American, Inc. 5.85%, 8/15/45	30,000	30,041
Total United Kingdom		254,401
United States - 96.2%
3M Co.
3.38%, 3/1/29	52,000	50,367
3.13%, 9/19/46	9,000	6,749
AbbVie, Inc.
4.25%, 11/14/28	54,000	54,592
3.20%, 11/21/29	7,000	6,697
4.50%, 5/14/35	14,000	13,961
4.88%, 11/14/48	8,000	7,883
4.25%, 11/21/49	10,000	8,958
Aetna, Inc.
6.63%, 6/15/36	6,000	6,800
3.88%, 8/15/47	35,000	27,355
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,401
1.88%, 2/1/33	12,000	9,651
2.95%, 3/15/34	21,000	18,165
Allstate Corp.
5.55%, 5/9/35	31,000	33,108
3.85%, 8/10/49(a)	11,000	9,023
Ally Financial, Inc.
7.10%, 11/15/27	77,000	81,663
2.20%, 11/2/28(a)	6,000	5,399
Altria Group, Inc.
4.80%, 2/14/29	18,000	18,224
5.80%, 2/14/39	19,000	19,994
5.95%, 2/14/49(a)	20,000	21,004
Amazon.com, Inc.
3.45%, 4/13/29(a)	61,000	60,114
4.25%, 8/22/57	7,000	6,339
2.70%, 6/3/60	9,000	5,787
Amcor Finance USA, Inc. 3.63%, 4/28/26	39,000	38,482
Ameren Corp. 3.50%, 1/15/31	80,000	75,778
American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	9,000	9,003
American Express Co. 6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	89,000	90,796
American Homes 4 Rent LP 5.50%, 2/1/34	17,000	17,588
American Honda Finance Corp. 1.30%, 9/9/26	49,000	46,507
American International Group, Inc. 4.38%, 6/30/50	47,000	42,154
American Water Capital Corp. 4.30%, 12/1/42	10,000	9,186
Amgen, Inc.
5.15%, 3/2/28	123,000	126,736
5.25%, 3/2/33	67,000	69,768
5.60%, 3/2/43	22,000	23,098
4.66%, 6/15/51	70,000	64,154
5.65%, 3/2/53	9,000	9,478
Amphenol Corp. 2.80%, 2/15/30	20,000	18,525
Aon Corp./Aon Global Holdings PLC 2.05%, 8/23/31	11,000	9,422
Apple, Inc.
1.65%, 2/8/31	6,000	5,248
3.85%, 5/4/43	7,000	6,309
4.65%, 2/23/46	54,000	53,687
Arizona Public Service Co. 6.35%, 12/15/32	9,000	9,900
Atmos Energy Corp. 1.50%, 1/15/31	9,000	7,640
AutoZone, Inc. 1.65%, 1/15/31	66,000	55,746
Avery Dennison Corp. 2.65%, 4/30/30	32,000	29,222
Bank of America Corp.
4.45%, 3/3/26	143,000	143,214
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	30,565
3.25%, 10/21/27(a)	10,000	9,779
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(b)	138,000	134,311
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(b)	158,000	149,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(b)	$49,000	$44,428
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	230,000	208,950
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	48,000	41,694
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	9,949
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	2,053
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(b)	60,000	63,151
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	3,000	2,773
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,740
3.30%, 8/23/29	85,000	81,442
Becton Dickinson & Co. 3.79%, 5/20/50	25,000	20,291
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	15,000	16,575
Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	5,000	4,224
Biogen, Inc. 3.15%, 5/1/50	13,000	8,992
BlackRock Funding, Inc. 5.25%, 3/14/54	18,000	18,667
Blackstone Secured Lending Fund 2.85%, 9/30/28	40,000	36,526
Blue Owl Capital Corp. 3.40%, 7/15/26	37,000	35,829
Booking Holdings, Inc. 3.55%, 3/15/28	31,000	30,548
BorgWarner, Inc. 4.38%, 3/15/45	33,000	28,107
Boston Scientific Corp. 4.70%, 3/1/49	10,000	9,561
BP Capital Markets America, Inc.
4.23%, 11/6/28	51,000	51,211
4.81%, 2/13/33	64,000	64,875
Brighthouse Financial, Inc.
5.63%, 5/15/30(a)	9,000	9,339
4.70%, 6/22/47(a)	4,000	3,299
Bristol-Myers Squibb Co.
4.13%, 6/15/39	114,000	105,675
4.25%, 10/26/49	31,000	27,262
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	72,000	71,528
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	23,051
4.30%, 11/15/32	18,000	17,696
3.42%, 4/15/33(c)	142,000	129,194
3.47%, 4/15/34(c)	21,000	18,939
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	136,000	133,964
Brown & Brown, Inc. 4.20%, 3/17/32	31,000	29,759
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	32,532
5.40%, 6/1/41	25,000	26,329
Campbell Soup Co. 2.38%, 4/24/30	20,000	18,076
Capital One Financial Corp.
3.75%, 7/28/26	42,000	41,433
3.80%, 1/31/28	146,000	142,966
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(b)	44,000	45,124
Carrier Global Corp. 3.38%, 4/5/40	76,000	62,854
Caterpillar, Inc. 2.60%, 4/9/30	53,000	49,294
Celanese U.S. Holdings LLC
6.17%, 7/15/27	46,000	47,697
6.33%, 7/15/29	25,000	26,521
Cencora, Inc. 2.80%, 5/15/30(a)	33,000	30,341
CF Industries, Inc. 4.95%, 6/1/43	40,000	37,722
Charles Schwab Corp. 1.15%, 5/13/26	132,000	125,923
Chubb Corp. 6.50%, 5/15/38, Series 1	23,000	27,018
Cigna Group
4.50%, 2/25/26	118,000	118,321
4.38%, 10/15/28	14,000	14,058
5.40%, 3/15/33	20,000	21,000
4.90%, 12/15/48	10,000	9,425
3.40%, 3/15/51	12,000	8,778
5.60%, 2/15/54	27,000	27,930
Cisco Systems, Inc. 5.50%, 1/15/40	6,000	6,505
Citigroup, Inc.
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	194,000	192,120
4.30%, 11/20/26	17,000	16,985
4.45%, 9/29/27	21,000	21,029
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(b)	$37,000	$36,648
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	26,815
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	22,000	19,355
6.63%, 6/15/32	119,000	131,851
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	57,000	50,940
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	25,000	27,489
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(b)	43,000	45,936
Citizens Financial Group, Inc. 3.25%, 4/30/30	41,000	38,097
Clorox Co. 4.60%, 5/1/32(a)	9,000	9,125
CNA Financial Corp. 4.50%, 3/1/26	34,000	34,032
Coca-Cola Co.
2.25%, 1/5/32(a)	30,000	26,705
3.00%, 3/5/51	16,000	11,754
Comcast Corp.
3.15%, 2/15/28	47,000	45,643
4.15%, 10/15/28	9,000	9,016
4.25%, 10/15/30	12,000	11,980
1.50%, 2/15/31	51,000	43,041
4.25%, 1/15/33	41,000	40,320
2.94%, 11/1/56	135,000	88,298
2.99%, 11/1/63	29,000	18,428
Conagra Brands, Inc. 7.00%, 10/1/28	9,000	9,843
Connecticut Light & Power Co. 4.30%, 4/15/44	31,000	28,094
ConocoPhillips Co.
5.90%, 5/15/38	54,000	59,477
4.03%, 3/15/62	11,000	8,898
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	64,844
4.50%, 5/15/58	21,000	18,519
3.60%, 6/15/61	6,000	4,495
Constellation Energy Generation LLC 6.50%, 10/1/53	24,000	27,780
Continental Resources, Inc. 4.38%, 1/15/28	40,000	39,446
Corebridge Financial, Inc. 6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(b)	72,000	74,558
Corning, Inc. 5.45%, 11/15/79	11,000	10,904
CSX Corp.
4.25%, 3/15/29	68,000	68,541
6.00%, 10/1/36	7,000	7,813
4.25%, 11/1/66	8,000	6,779
CubeSmart LP 2.50%, 2/15/32	11,000	9,543
CVS Health Corp.
4.30%, 3/25/28	9,000	8,977
4.78%, 3/25/38	88,000	83,157
5.13%, 7/20/45	7,000	6,531
5.05%, 3/25/48	124,000	113,296
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	72,737
5.30%, 10/1/29	44,000	45,809
3.38%, 12/15/41	8,000	6,306
Devon Energy Corp. 4.50%, 1/15/30	47,000	46,624
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	41,003
4.25%, 3/15/52	6,000	4,867
Discover Financial Services 7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(b)	16,000	18,820
Dollar General Corp. 3.88%, 4/15/27(a)	45,000	44,422
Dow Chemical Co.
7.38%, 11/1/29	58,000	66,007
2.10%, 11/15/30(a)	29,000	25,781
DTE Electric Co. 3.00%, 3/1/32, Series A	60,000	54,922
Duke Energy Carolinas LLC 6.05%, 4/15/38	10,000	11,162
Duke Energy Corp.
2.65%, 9/1/26	84,000	81,745
4.50%, 8/15/32(a)	126,000	124,724
Duke Energy Florida LLC 4.20%, 7/15/48	7,000	6,041
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	46,768
4.00%, 4/1/52	10,000	8,355
Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43	5,000	4,661
Eastman Chemical Co. 5.63%, 2/20/34	17,000	17,755
eBay, Inc. 4.00%, 7/15/42	59,000	50,411
Ecolab, Inc. 4.80%, 3/24/30	17,000	17,556
Elevance Health, Inc.
3.65%, 12/1/27	81,000	79,911
4.65%, 1/15/43	8,000	7,537
4.55%, 5/15/52	10,000	8,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
6.10%, 10/15/52	$16,000	$17,796
5.13%, 2/15/53	18,000	17,680
Energy Transfer LP 6.63%, 10/15/36	20,000	22,215
Entergy Corp. 2.95%, 9/1/26	23,000	22,465
Entergy Louisiana LLC 4.00%, 3/15/33	24,000	22,999
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	57,870
4.85%, 3/15/44	19,000	18,118
4.80%, 2/1/49	64,000	59,912
3.95%, 1/31/60(a)	10,000	7,857
ERP Operating LP 1.85%, 8/1/31	41,000	34,945
Essential Utilities, Inc. 4.28%, 5/1/49	42,000	36,147
Essex Portfolio LP 2.65%, 3/15/32	10,000	8,713
Evergy, Inc. 2.90%, 9/15/29	7,000	6,505
Eversource Energy 3.30%, 1/15/28, Series M	185,000	178,823
Exelon Corp.
4.10%, 3/15/52	38,000	31,526
5.60%, 3/15/53	27,000	28,167
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,470
2.35%, 3/15/32	43,000	36,328
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	48,948
3.45%, 4/15/51	6,000	4,661
FedEx Corp. 4.20%, 10/17/28	19,000	19,037
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(b)	26,000	27,191
8.25%, 3/1/38	43,000	54,190
Fiserv, Inc. 5.63%, 8/21/33	59,000	62,493
Fortune Brands Innovations, Inc. 4.00%, 3/25/32	39,000	37,196
Fox Corp. 3.50%, 4/8/30	84,000	80,076
General Dynamics Corp. 4.25%, 4/1/40	10,000	9,363
General Electric Co.
6.75%, 3/15/32, Series A	25,000	28,724
6.88%, 1/10/39	10,000	12,033
General Mills, Inc.
4.20%, 4/17/28	42,000	42,052
5.50%, 10/17/28	17,000	17,809
Georgia Power Co. 5.13%, 5/15/52	39,000	39,186
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	64,138
4.15%, 3/1/47	21,000	18,442
Global Payments, Inc. 2.90%, 5/15/30	18,000	16,422
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(b)	46,000	45,742
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	47,705
6.75%, 10/1/37	40,000	46,071
Halliburton Co. 2.92%, 3/1/30	55,000	51,146
Hartford Financial Services Group, Inc. 6.10%, 10/1/41	7,000	7,651
Hasbro, Inc. 3.50%, 9/15/27	10,000	9,743
HCA, Inc.
4.50%, 2/15/27	62,000	62,097
4.13%, 6/15/29	164,000	161,517
5.25%, 6/15/49	16,000	15,246
Healthpeak OP LLC 3.50%, 7/15/29	41,000	39,384
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,965
4.40%, 3/15/45	8,000	7,466
4.50%, 12/6/48	99,000	92,594
Honeywell International, Inc. 5.70%, 3/15/37	35,000	38,597
HP, Inc.
3.00%, 6/17/27	51,000	49,431
2.65%, 6/17/31	22,000	19,464
6.00%, 9/15/41(a)	12,000	12,918
Humana, Inc.
3.13%, 8/15/29	74,000	69,894
5.75%, 4/15/54	27,000	27,647
Huntington Bancshares, Inc. 2.55%, 2/4/30(a)	86,000	77,754
Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	140,000	127,463
Intel Corp.
2.00%, 8/12/31	58,000	48,542
4.15%, 8/5/32	28,000	26,724
4.90%, 8/5/52(a)	30,000	26,353
4.95%, 3/25/60(a)	82,000	71,383
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	15,174
3.00%, 6/15/50	13,000	9,306
International Paper Co.
5.00%, 9/15/35	42,000	43,017
4.80%, 6/15/44	3,000	2,836
Interpublic Group of Cos., Inc. 4.65%, 10/1/28	11,000	11,127
Jabil, Inc. 3.00%, 1/15/31	41,000	36,819
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.13%, 2/1/28	100,000	101,408
6.50%, 12/1/52	20,000	21,340
Jefferies Financial Group, Inc. 4.85%, 1/15/27	25,000	25,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
JM Smucker Co.
5.90%, 11/15/28	$25,000	$26,627
4.25%, 3/15/35	7,000	6,722
John Deere Capital Corp. 2.45%, 1/9/30	70,000	64,865
Johnson & Johnson 4.38%, 12/5/33	6,000	6,203
Johnson Controls International PLC 3.90%, 2/14/26	22,000	21,851
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	88,000	87,588
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(b)	47,000	45,060
3.63%, 12/1/27	25,000	24,621
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	38,000	38,095
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(b)	43,000	43,799
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(b)	36,000	35,887
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(b)	34,000	35,191
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	118,000	119,067
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(b)	23,000	23,134
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(b)	50,000	46,064
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(b)	26,000	23,204
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	3,000	3,066
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	34,000	35,986
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(b)	44,000	46,070
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(b)	43,000	44,993
6.40%, 5/15/38	11,000	12,976
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	8,864
Kellanova 4.50%, 4/1/46	10,000	9,132
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	36,124
4.50%, 4/15/52	21,000	19,062
KeyCorp
2.55%, 10/1/29	10,000	9,070
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(b)	24,000	23,517
Kilroy Realty LP 2.65%, 11/15/33	36,000	28,251
Kimberly-Clark Corp. 2.88%, 2/7/50	7,000	5,043
Kimco Realty OP LLC 2.80%, 10/1/26	40,000	38,814
KLA Corp. 3.30%, 3/1/50	7,000	5,300
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	98,838
4.38%, 6/1/46	10,000	8,862
Kroger Co.
5.15%, 8/1/43	2,000	1,962
4.45%, 2/1/47	8,000	7,041
L3Harris Technologies, Inc. 5.05%, 4/27/45	5,000	4,915
Laboratory Corp. of America Holdings 1.55%, 6/1/26	36,000	34,398
Lear Corp. 3.50%, 5/30/30	37,000	34,719
Leidos, Inc. 4.38%, 5/15/30	39,000	38,388
Lincoln National Corp. 3.80%, 3/1/28(a)	36,000	35,363
Lockheed Martin Corp. 4.50%, 5/15/36	74,000	74,021
Louisville Gas & Electric Co. 5.45%, 4/15/33, Series LOU	31,000	32,713
Lowe's Cos., Inc.
4.05%, 5/3/47	28,000	23,522
4.45%, 4/1/62	118,000	100,117
LYB International Finance III LLC
2.25%, 10/1/30(a)	53,000	46,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
4.20%, 5/1/50	$10,000	$8,222
M&T Bank Corp. 5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(b)	60,000	59,565
Marathon Petroleum Corp. 6.50%, 3/1/41	17,000	18,519
Markel Group, Inc. 5.00%, 5/20/49	10,000	9,425
Marriott International, Inc. 3.50%, 10/15/32, Series GG	72,000	65,948
Marsh & McLennan Cos., Inc. 2.90%, 12/15/51	6,000	4,046
Martin Marietta Materials, Inc. 2.40%, 7/15/31	32,000	27,987
McDonald's Corp.
4.80%, 8/14/28	45,000	46,203
6.30%, 3/1/38, Series I	8,000	9,141
4.60%, 5/26/45	45,000	42,148
Merck & Co., Inc. 4.00%, 3/7/49	77,000	66,808
Meta Platforms, Inc.
4.95%, 5/15/33(a)	17,000	17,832
5.75%, 5/15/63	33,000	36,191
MetLife, Inc. 4.60%, 5/13/46	63,000	59,803
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,404
5.88%, 2/9/33	77,000	82,334
Microsoft Corp. 2.92%, 3/17/52	51,000	37,479
MidAmerican Energy Co. 3.65%, 8/1/48(a)	5,000	4,032
Mondelez International, Inc. 2.75%, 4/13/30	9,000	8,356
Moody's Corp. 5.25%, 7/15/44	34,000	34,623
Morgan Stanley
5.00%, 11/24/25	100,000	100,526
3.95%, 4/23/27	156,000	154,484
3.59%, 7/22/28	45,000	44,096
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(b)	45,000	44,273
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(b)	21,000	21,056
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	19,810
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	24,156
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(b)	104,000	107,535
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(b)	51,000	54,799
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	19,000	19,162
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(b)	51,000	53,547
Mosaic Co. 5.45%, 11/15/33(a)	10,000	10,350
Motorola Solutions, Inc. 4.60%, 5/23/29	43,000	43,411
MPLX LP
4.00%, 3/15/28	27,000	26,651
2.65%, 8/15/30	72,000	64,851
4.50%, 4/15/38	20,000	18,493
4.70%, 4/15/48	56,000	48,920
Nasdaq, Inc. 5.55%, 2/15/34	25,000	26,386
Nevada Power Co. 6.00%, 3/15/54	25,000	27,701
Newmont Corp. 2.25%, 10/1/30	73,000	65,466
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,685
2.25%, 6/1/30	63,000	56,366
5.05%, 2/28/33	17,000	17,493
5.25%, 3/15/34	45,000	46,734
3.00%, 1/15/52	13,000	8,963
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.302% thereafter)(b)	6,000	5,704
NIKE, Inc. 3.38%, 11/1/46	23,000	18,427
NiSource, Inc. 5.40%, 6/30/33	61,000	63,616
NNN REIT, Inc. 5.60%, 10/15/33	26,000	27,242
Norfolk Southern Corp. 3.70%, 3/15/53	108,000	84,968
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	4,307
5.25%, 5/1/50	57,000	58,310
Nucor Corp. 2.70%, 6/1/30	38,000	35,144
O'Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,581
4.35%, 6/1/28	17,000	17,055
Old Republic International Corp. 3.88%, 8/26/26	23,000	22,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
Omnicom Group, Inc. 4.20%, 6/1/30	$45,000	$44,680
ONEOK, Inc. 5.15%, 10/15/43	10,000	9,536
Oracle Corp.
3.25%, 11/15/27	28,000	27,265
2.88%, 3/25/31	41,000	37,310
6.25%, 11/9/32	25,000	27,668
4.30%, 7/8/34	3,000	2,906
3.85%, 7/15/36	164,000	148,445
5.38%, 7/15/40	22,000	22,464
4.38%, 5/15/55	14,000	11,978
3.85%, 4/1/60	51,000	38,455
4.10%, 3/25/61	13,000	10,232
Otis Worldwide Corp. 3.11%, 2/15/40	50,000	40,195
Ovintiv, Inc. 7.20%, 11/1/31	49,000	54,685
Owens Corning 4.30%, 7/15/47	7,000	5,937
PacifiCorp 6.00%, 1/15/39	36,000	39,003
Paramount Global 7.88%, 7/30/30	29,000	31,725
Parker-Hannifin Corp. 4.45%, 11/21/44	53,000	48,446
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,216
2.75%, 10/21/51	6,000	4,123
Pfizer, Inc.
4.10%, 9/15/38	11,000	10,344
7.20%, 3/15/39	18,000	22,520
Philip Morris International, Inc.
2.75%, 2/25/26	67,000	65,717
3.13%, 8/17/27	10,000	9,791
3.13%, 3/2/28	69,000	66,714
3.88%, 8/21/42	97,000	82,171
Phillips 66
3.55%, 10/1/26	14,000	13,822
5.88%, 5/1/42	48,000	50,835
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	58,733
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(b)	83,000	95,140
PPL Capital Funding, Inc. 4.13%, 4/15/30	10,000	9,842
Progress Energy, Inc. 7.75%, 3/1/31	8,000	9,389
Prologis LP 2.25%, 1/15/32	22,000	18,933
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 2.924% thereafter)(b)	77,000	76,823
3.70%, 3/13/51	11,000	8,710
6.50%, 3/15/54, (6.50% fixed rate until 12/15/33; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(b)	34,000	36,506
Public Service Co. of Colorado 4.50%, 6/1/52, Series 39	62,000	55,625
Public Service Enterprise Group, Inc. 5.85%, 11/15/27	17,000	17,812
QUALCOMM, Inc. 4.80%, 5/20/45	9,000	8,834
Quanta Services, Inc. 2.35%, 1/15/32	36,000	30,914
Quest Diagnostics, Inc. 2.95%, 6/30/30	40,000	37,093
Regency Centers LP 5.25%, 1/15/34	26,000	26,868
Republic Services, Inc. 2.90%, 7/1/26	21,000	20,580
Roper Technologies, Inc. 4.20%, 9/15/28	43,000	43,000
Royalty Pharma PLC
3.30%, 9/2/40(a)	80,000	62,137
3.55%, 9/2/50	10,000	7,269
RTX Corp.
1.90%, 9/1/31	8,000	6,811
4.50%, 6/1/42	20,000	18,639
4.15%, 5/15/45	56,000	49,028
4.63%, 11/16/48	112,000	103,874
S&P Global, Inc. 2.30%, 8/15/60	7,000	3,996
Salesforce, Inc. 2.90%, 7/15/51	25,000	17,478
San Diego Gas & Electric Co. 1.70%, 10/1/30, Series VVV	49,000	42,419
Sempra 6.00%, 10/15/39	73,000	78,369
Sherwin-Williams Co. 3.80%, 8/15/49	7,000	5,644
Southern Co.
4.25%, 7/1/36	36,000	34,267
4.40%, 7/1/46	13,000	11,697
Southern Co. Gas Capital Corp. 5.15%, 9/15/32	7,000	7,249
Southwestern Electric Power Co. 3.25%, 11/1/51	13,000	9,000
Stanley Black & Decker, Inc. 4.25%, 11/15/28(a)	14,000	13,987
Starbucks Corp. 4.00%, 11/15/28	9,000	8,973
State Street Corp.
2.90%, 3/30/26, (2.901% fixed rate until 3/30/25; Secured Overnight Financing Rate + 2.60% thereafter)(b)	46,000	45,536
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	9,252
Steel Dynamics, Inc. 5.00%, 12/15/26	132,000	132,417
Sun Communities Operating LP 5.70%, 1/15/33	26,000	26,865
Synchrony Financial 3.95%, 12/1/27	60,000	58,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
Sysco Corp. 5.95%, 4/1/30	$58,000	$62,340
Tapestry, Inc. 7.85%, 11/27/33	24,000	25,982
Target Corp.
2.50%, 4/15/26	6,000	5,902
2.65%, 9/15/30	20,000	18,621
TD SYNNEX Corp. 2.38%, 8/9/28	35,000	32,298
Teledyne Technologies, Inc. 1.60%, 4/1/26	35,000	33,563
Thermo Fisher Scientific, Inc. 2.60%, 10/1/29	19,000	17,752
Toyota Motor Credit Corp. 1.90%, 9/12/31	32,000	27,394
Travelers Cos., Inc. 6.75%, 6/20/36	22,000	25,998
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	101,000	92,411
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(b)	92,000	100,921
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,960
5.10%, 9/28/48	52,000	49,293
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(b)	154,000	161,426
3.00%, 7/30/29	24,000	22,556
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,640
3.84%, 3/20/60	5,000	4,014
2.97%, 9/16/62	76,000	49,205
3.80%, 4/6/71	21,000	16,199
United Parcel Service, Inc. 6.20%, 1/15/38	30,000	34,330
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	132,253
5.35%, 2/15/33	25,000	26,558
4.50%, 4/15/33	27,000	27,130
4.63%, 7/15/35	26,000	26,301
3.50%, 8/15/39	8,000	6,899
6.05%, 2/15/63	24,000	27,168
5.20%, 4/15/63	28,000	28,024
Valero Energy Corp. 6.63%, 6/15/37	30,000	33,593
Valero Energy Partners LP 4.50%, 3/15/28	23,000	23,077
Verizon Communications, Inc.
4.02%, 12/3/29	26,000	25,634
4.50%, 8/10/33	11,000	10,871
4.40%, 11/1/34	25,000	24,427
4.78%, 2/15/35(c)	199,000	198,793
4.81%, 3/15/39	33,000	32,503
3.85%, 11/1/42	9,000	7,703
4.00%, 3/22/50	8,000	6,681
2.99%, 10/30/56	62,000	40,737
3.00%, 11/20/60	44,000	28,418
3.70%, 3/22/61	10,000	7,573
VMware LLC 1.40%, 8/15/26	63,000	59,741
Walmart, Inc. 4.00%, 4/11/43	15,000	13,796
Waste Connections, Inc. 3.50%, 5/1/29	37,000	36,038
Waste Management, Inc. 2.00%, 6/1/29(a)	20,000	18,305
WEC Energy Group, Inc. 1.80%, 10/15/30	12,000	10,387
Wells Fargo & Co.
3.00%, 10/23/26	37,000	36,176
4.30%, 7/22/27	23,000	23,054
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(b)	36,000	35,331
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(b)	166,000	167,989
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(b)	34,000	35,390
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	36,000	32,945
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(b)	14,000	14,173
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(b)	53,000	55,060
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(b)	85,000	89,228
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(b)	34,000	35,672
4.90%, 11/17/45	19,000	17,845
Western Midstream Operating LP 6.35%, 1/15/29	54,000	57,375
Westlake Corp.
2.88%, 8/15/41	48,000	34,967
3.38%, 8/15/61	7,000	4,629
Weyerhaeuser Co. 7.38%, 3/15/32	32,000	37,115
Willis North America, Inc. 3.88%, 9/15/49	46,000	36,191
WRKCo, Inc. 4.20%, 6/1/32	10,000	9,761
Wyeth LLC 6.50%, 2/1/34	57,000	65,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

Investments	Principal Amount	Value
Xylem, Inc. 4.38%, 11/1/46	$5,000	$4,484
Zoetis, Inc. 3.00%, 9/12/27	50,000	48,512
Total United States		17,628,911
TOTAL CORPORATE BONDS (Cost: $17,791,570)		18,039,799
U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bonds - 0.2%
3.38%, 8/15/42	34,000	30,701
3.00%, 8/15/52	7,000	5,628
4.00%, 11/15/52	2,200	2,142
Total U.S. Treasury Bonds		38,471
U.S. Treasury Notes - 0.2%
3.13%, 8/31/29	7,000	6,856
3.88%, 9/30/29	8,000	8,104
2.75%, 8/15/32	2,000	1,870
4.13%, 11/15/32	600	617
3.50%, 2/15/33	200	197
4.50%, 11/15/33	2,400	2,535
3.88%, 8/15/34	5,000	5,036
Total U.S. Treasury Notes		25,215
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $63,454)		63,686
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
United States - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $312,148)	312,148	312,148
TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $18,167,172)		18,415,633
Other Assets less Liabilities - (0.5)%		(83,184)
NET ASSETS - 100.0%		$18,332,449
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $692,401 and the total market value of the collateral held by the Fund was $716,625. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $404,477.
(b)	Rate shown reflects the accrual rate as of September 30, 2024 on securities with variable or step rates.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (QIG)

September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$18,039,799	$—	$18,039,799
U.S. Government Obligations	—	63,686	—	63,686
Investment of Cash Collateral for Securities Loaned	—	312,148	—	312,148
Total Investments in Securities	$—	$18,415,633	$—	$18,415,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 97.3%
Canada - 0.7%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	$469,000	$440,743
4.13%, 12/1/31(a)	413,000	379,687
Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	467,000	448,082
Ritchie Bros. Holdings, Inc. 7.75%, 3/15/31(a)	28,000	29,900
Wrangler Holdco Corp. 6.63%, 4/1/32(a)	265,000	275,900
Total Canada		1,574,312
United States - 96.6%
ADT Security Corp. 4.88%, 7/15/32(a)	443,000	424,438
ACCO Brands Corp. 4.25%, 3/15/29(a)	497,000	466,002
AdaptHealth LLC 4.63%, 8/1/29(a)	827,000	766,819
Adient Global Holdings Ltd. 8.25%, 4/15/31(a)(b)	405,000	430,373
ADT Security Corp. 4.13%, 8/1/29(a)	142,000	135,773
AECOM 5.13%, 3/15/27	269,000	270,332
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	340,000	331,911
3.50%, 3/15/29(a)	420,000	391,923
4.88%, 2/15/30(a)	789,000	777,189
Allison Transmission, Inc.
5.88%, 6/1/29(a)	598,000	602,509
3.75%, 1/30/31(a)	100,000	90,966
Ally Financial, Inc. 6.70%, 2/14/33	223,000	228,695
AMC Networks, Inc. 4.25%, 2/15/29(b)	964,000	697,994
American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	481,000	441,606
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 8/20/26	458,000	456,828
9.38%, 6/1/28(a)	425,000	447,070
AMN Healthcare, Inc. 4.63%, 10/1/27(a)	100,000	97,962
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	692,000	693,280
5.38%, 6/15/29(a)	40,000	39,708
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)(b)	325,000	271,707
5.25%, 4/15/30(a)	393,000	313,799
Apache Corp. 5.10%, 9/1/40	129,000	114,691
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	570,000	510,851
APX Group, Inc. 5.75%, 7/15/29(a)	746,000	739,323
Aramark Services, Inc. 5.00%, 2/1/28(a)	256,000	255,375
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/28(a)	210,000	211,138
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	435,000	415,643
5.00%, 2/15/32(a)(b)	430,000	408,595
ASGN, Inc. 4.63%, 5/15/28(a)	382,000	371,701
Avantor Funding, Inc.
4.63%, 7/15/28(a)	623,000	609,518
3.88%, 11/1/29(a)(b)	240,000	227,354
Avient Corp. 7.13%, 8/1/30(a)	109,000	113,801
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	259,000	242,802
B&G Foods, Inc.
5.25%, 4/1/25	190,000	189,920
5.25%, 9/15/27(b)	581,000	558,748
Bath & Body Works, Inc. 6.63%, 10/1/30(a)	266,000	271,368
Beacon Roofing Supply, Inc. 6.50%, 8/1/30(a)	185,000	191,806
BellRing Brands, Inc. 7.00%, 3/15/30(a)	276,000	289,185
Berry Global, Inc.
4.50%, 2/15/26(a)	4,000	3,952
5.80%, 6/15/31(a)	290,000	302,012
5.65%, 1/15/34(a)	365,000	375,315
Block, Inc.
3.50%, 6/1/31	220,000	200,706
6.50%, 5/15/32(a)	209,000	217,895
Boyd Gaming Corp.
4.75%, 12/1/27	413,000	409,440
4.75%, 6/15/31(a)	331,000	316,400
Bread Financial Holdings, Inc. 9.75%, 3/15/29(a)	602,000	636,886
Brink's Co. 4.63%, 10/15/27(a)	50,000	49,310
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.75%, 5/15/26(a)	681,000	678,167
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	463,000	454,884
4.25%, 2/1/32(a)	1,036,000	959,139
6.38%, 6/15/32(a)	88,000	91,289
Cable One, Inc. 4.00%, 11/15/30(a)(b)	561,000	447,398
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	895,000	852,362
7.00%, 2/15/30(a)	635,000	663,956

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
California Resources Corp. 8.25%, 6/15/29(a)	$520,000	$530,795
Catalent Pharma Solutions, Inc. 3.13%, 2/15/29(a)	1,000	983
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	305,000	297,320
4.75%, 3/1/30(a)	950,000	873,705
4.50%, 8/15/30(a)	1,020,000	924,365
4.75%, 2/1/32(a)	495,000	435,768
4.50%, 5/1/32	213,000	184,298
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28(b)	155,000	153,311
3.25%, 2/15/29	325,000	306,956
3.57%, 12/1/31	155,000	142,130
Centene Corp.
4.25%, 12/15/27	490,000	481,670
4.63%, 12/15/29	1,079,000	1,056,978
3.00%, 10/15/30	1,217,000	1,089,909
2.50%, 3/1/31	915,000	787,403
Central Garden & Pet Co. 4.13%, 10/15/30	311,000	289,603
Century Communities, Inc. 3.88%, 8/15/29(a)	444,000	416,254
CF Industries, Inc. 5.15%, 3/15/34	1,000	1,012
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	424,000	412,662
4.00%, 3/15/31(a)	60,000	55,386
Chart Industries, Inc.
7.50%, 1/1/30(a)	385,000	406,702
9.50%, 1/1/31(a)	75,000	81,861
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	515,000	496,532
3.70%, 4/1/51	1,622,000	1,035,258
Chemours Co.
5.38%, 5/15/27	388,000	380,217
5.75%, 11/15/28(a)	10,000	9,496
4.63%, 11/15/29(a)(b)	765,000	685,432
Chesapeake Energy Corp. 6.75%, 4/15/29(a)	410,000	418,093
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	1,335,000	1,314,428
8.00%, 12/15/27(a)	369,000	370,406
6.00%, 1/15/29(a)	736,000	715,031
5.25%, 5/15/30(a)	990,000	911,424
4.75%, 2/15/31(a)	1,316,000	1,157,751
Churchill Downs, Inc.
5.50%, 4/1/27(a)	94,000	93,732
5.75%, 4/1/30(a)	486,000	487,045
6.75%, 5/1/31(a)	355,000	367,400
Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	655,000	644,775
Civitas Resources, Inc.
8.38%, 7/1/28(a)	397,000	415,167
8.63%, 11/1/30(a)	700,000	742,854
8.75%, 7/1/31(a)	650,000	689,448
Clarivate Science Holdings Corp. 4.88%, 7/1/29(a)	974,000	937,845
Clean Harbors, Inc. 4.88%, 7/15/27(a)	167,000	164,792
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	379,000	372,197
3.75%, 2/15/31(a)	451,000	413,265
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(a)	398,000	376,552
6.75%, 4/15/30(a)	177,000	180,138
4.88%, 3/1/31(a)	31,000	28,841
7.00%, 3/15/32(a)	400,000	404,576
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/30(a)	926,000	942,242
CNX Resources Corp.
6.00%, 1/15/29(a)	351,000	353,380
7.38%, 1/15/31(a)(b)	171,000	178,963
Cogent Communications Group LLC 3.50%, 5/1/26(a)(b)	210,000	204,939
Coherent Corp. 5.00%, 12/15/29(a)	368,000	360,092
Coinbase Global, Inc. 3.38%, 10/1/28(a)	1,335,000	1,202,288
CommScope LLC
6.00%, 3/1/26(a)	1,097,000	1,066,865
4.75%, 9/1/29(a)	945,000	759,572
Compass Minerals International, Inc. 6.75%, 12/1/27(a)(b)	312,000	310,752
Comstock Resources, Inc.
6.75%, 3/1/29(a)	180,000	176,220
5.88%, 1/15/30(a)	1,479,000	1,383,812
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	400,000	385,712
CoreCivic, Inc. 8.25%, 4/15/29	430,000	455,908
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	1,010,000	990,951
Credit Acceptance Corp. 9.25%, 12/15/28(a)	285,000	305,172
Crescent Energy Finance LLC
9.25%, 2/15/28(a)	665,000	694,958
7.38%, 1/15/33(a)	615,000	605,043
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	125,000	115,783
Crown Americas LLC 5.25%, 4/1/30	240,000	242,453
CSC Holdings LLC
4.13%, 12/1/30(a)	1,412,000	1,030,732
3.38%, 2/15/31(a)	525,000	374,073
4.50%, 11/15/31(a)	1,310,000	955,213

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	$80,000	$80,820
CVR Energy, Inc. 8.50%, 1/15/29(a)	411,000	416,216
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	492,000	482,317
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	163,000	164,645
DaVita, Inc.
4.63%, 6/1/30(a)	1,863,000	1,775,141
3.75%, 2/15/31(a)	958,000	864,241
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(a)	625,000	658,331
DT Midstream, Inc. 4.38%, 6/15/31(a)	941,000	890,911
Dycom Industries, Inc. 4.50%, 4/15/29(a)	318,000	307,302
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	40,000	39,771
4.13%, 4/1/29(a)	346,000	328,209
Elanco Animal Health, Inc. 6.65%, 8/28/28	399,000	414,621
Elastic NV 4.13%, 7/15/29(a)	275,000	257,282
Element Solutions, Inc. 3.88%, 9/1/28(a)	456,000	435,156
Encompass Health Corp. 4.50%, 2/1/28	572,000	561,778
Encore Capital Group, Inc. 8.50%, 5/15/30(a)	610,000	643,111
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	492,000	478,401
4.38%, 3/31/29(a)	622,000	589,774
Energy Transfer LP 8.00%, 5/15/54, (8.00% fixed rate until 2/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	473,000	509,577
Entegris, Inc. 5.95%, 6/15/30(a)	343,000	349,870
EQM Midstream Partners LP
6.50%, 7/1/27(a)	184,000	189,656
5.50%, 7/15/28	1,234,000	1,253,497
4.50%, 1/15/29(a)	10,000	9,793
4.75%, 1/15/31(a)	1,119,000	1,084,848
Fair Isaac Corp. 4.00%, 6/15/28(a)	190,000	183,973
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(a)	36,000	35,944
5.88%, 4/1/29(a)	1,065,000	997,948
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	805,000	768,807
6.75%, 1/15/30(a)	1,130,000	1,052,731
FirstCash, Inc.
4.63%, 9/1/28(a)	209,000	201,963
5.63%, 1/1/30(a)	235,000	233,160
Fluor Corp. 4.25%, 9/15/28	1,000	985
Ford Motor Co.
4.35%, 12/8/26(b)	478,000	474,033
3.25%, 2/12/32	494,000	421,036
4.75%, 1/15/43	726,000	602,036
5.29%, 12/8/46(b)	421,000	381,872
Ford Motor Credit Co. LLC
4.54%, 8/1/26	169,000	167,591
2.70%, 8/10/26	485,000	466,235
4.95%, 5/28/27	300,000	299,307
7.35%, 11/4/27	190,000	201,837
5.11%, 5/3/29	455,000	450,723
4.00%, 11/13/30	555,000	512,892
6.13%, 3/8/34	215,000	217,804
Fortrea Holdings, Inc. 7.50%, 7/1/30(a)	385,000	388,530
Gap, Inc.
3.63%, 10/1/29(a)	11,000	9,960
3.88%, 10/1/31(a)	1,103,000	965,202
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/32(a)	625,000	640,387
Gen Digital, Inc. 6.75%, 9/30/27(a)	259,000	266,516
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 1/15/27	323,000	330,319
7.75%, 2/1/28	1,422,000	1,440,785
7.88%, 5/15/32	460,000	468,344
GEO Group, Inc.
8.63%, 4/15/29	540,000	561,902
10.25%, 4/15/31	525,000	560,606
Glatfelter Corp. 4.75%, 11/15/29(a)	485,000	436,335
Global Atlantic Fin Co. 4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	585,000	564,180
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/27(a)	360,000	336,103
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	326,000	327,571
4.00%, 1/15/31	452,000	424,252
GN Bondco LLC 9.50%, 10/15/31(a)(b)	630,000	663,503
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	410,000	385,134
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	310,000	305,635
4.88%, 3/15/27	180,000	176,150
5.00%, 7/15/29	507,000	466,714
5.25%, 7/15/31(b)	1,038,000	938,103
Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	646,000	640,328

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
Graphic Packaging International LLC 6.38%, 7/15/32(a)	$211,000	$218,172
Gray Television, Inc.
7.00%, 5/15/27(a)(b)	662,000	651,117
10.50%, 7/15/29(a)(b)	1,100,000	1,151,293
Griffon Corp. 5.75%, 3/1/28	676,000	668,632
Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	453,000	432,669
GXO Logistics, Inc.
6.25%, 5/6/29	170,000	179,117
6.50%, 5/6/34	340,000	361,978
Hanesbrands, Inc.
4.88%, 5/15/26(a)	571,000	566,780
9.00%, 2/15/31(a)	47,000	50,807
HealthEquity, Inc. 4.50%, 10/1/29(a)	320,000	309,846
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/25(a)	2,000	1,994
Hess Midstream Operations LP
5.13%, 6/15/28(a)	155,000	153,622
4.25%, 2/15/30(a)	565,000	539,869
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/28(a)	86,000	86,470
4.00%, 5/1/31(a)	235,000	219,934
3.63%, 2/15/32(a)	790,000	714,389
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	35,000	33,280
4.88%, 7/1/31(a)	1,039,000	945,272
6.63%, 1/15/32(a)	395,000	400,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/27	264,000	263,467
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(a)	654,000	414,858
Hologic, Inc. 3.25%, 2/15/29(a)	359,000	334,990
Hudson Pacific Properties LP 4.65%, 4/1/29(b)	465,000	386,392
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	1,424,000	1,367,083
9.00%, 6/15/30(a)	890,000	896,524
Ingevity Corp. 3.88%, 11/1/28(a)	385,000	361,507
IQVIA, Inc. 5.00%, 5/15/27(a)	200,000	198,868
Iron Mountain, Inc.
4.88%, 9/15/27(a)	504,000	500,638
5.25%, 3/15/28(a)	459,000	457,752
5.25%, 7/15/30(a)	382,000	377,466
5.63%, 7/15/32(a)	720,000	719,050
Kaiser Aluminum Corp. 4.50%, 6/1/31(a)	661,000	605,760
Kinetik Holdings LP 5.88%, 6/15/30(a)	401,000	404,056
Kohl's Corp. 4.63%, 5/1/31	477,000	402,350
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	275,000	268,560
4.75%, 6/15/29(a)	190,000	185,860
Lamar Media Corp.
4.00%, 2/15/30	321,000	302,780
3.63%, 1/15/31	180,000	164,669
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)(b)	387,000	384,980
4.13%, 1/31/30(a)	130,000	122,070
4.38%, 1/31/32(a)	355,000	329,571
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	545,000	596,595
11.00%, 11/15/29(a)	1,335,000	1,480,822
10.50%, 5/15/30(a)	1,065,000	1,155,610
10.00%, 10/15/32(a)	284,200	272,033
Levi Strauss & Co. 3.50%, 3/1/31(a)	240,000	217,663
Light & Wonder International, Inc. 7.25%, 11/15/29(a)	329,000	340,630
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	736,000	726,270
3.75%, 1/15/28(a)(b)	61,000	58,752
LSB Industries, Inc. 6.25%, 10/15/28(a)	568,000	555,396
Macy's Retail Holdings LLC 5.88%, 4/1/29(a)(b)	283,000	280,051
Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)	337,000	317,198
Matador Resources Co.
6.88%, 4/15/28(a)	183,000	186,256
6.50%, 4/15/32(a)	510,000	509,959
Match Group Holdings II LLC
4.63%, 6/1/28(a)	195,000	189,834
3.63%, 10/1/31(a)	261,000	234,067
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	309,000	327,929
MGM Resorts International
4.63%, 9/1/26	71,000	70,551
5.50%, 4/15/27	399,000	400,640
4.75%, 10/15/28	115,000	112,916
6.50%, 4/15/32	365,000	372,055
Michaels Cos., Inc. 5.25%, 5/1/28(a)	730,000	536,550
Midcap Financial Issuer Trust 6.50%, 5/1/28(a)	785,000	761,921
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	589,000	565,246
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)(b)	453,000	284,729

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	$120,000	$116,736
3.88%, 11/15/30(a)	920,000	856,299
3.88%, 5/15/32(a)	110,000	100,675
Moog, Inc. 4.25%, 12/15/27(a)	215,000	209,307
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26(b)	89,000	84,746
5.00%, 10/15/27(b)	1,181,000	1,057,668
4.63%, 8/1/29(b)	1,181,000	951,732
3.50%, 3/15/31	655,000	479,480
Murphy Oil USA, Inc.
4.75%, 9/15/29(b)	102,000	99,189
3.75%, 2/15/31(a)	344,000	310,195
Nabors Industries, Inc. 7.38%, 5/15/27(a)	862,000	864,569
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	704,000	704,359
5.13%, 12/15/30(a)	745,000	715,572
Navient Corp.
6.75%, 6/15/26	875,000	895,422
5.00%, 3/15/27	366,000	363,094
4.88%, 3/15/28	501,000	484,718
5.50%, 3/15/29(b)	280,000	271,972
9.38%, 7/25/30	280,000	311,105
NCR Atleos Corp. 9.50%, 4/1/29(a)	643,000	708,335
NCR Voyix Corp.
5.00%, 10/1/28(a)(b)	276,000	271,140
5.13%, 4/15/29(a)	146,000	142,944
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/28(a)	395,000	371,458
Newell Brands, Inc.
5.70%, 4/1/26	1,251,000	1,255,303
6.38%, 9/15/27(b)	37,000	37,586
6.63%, 9/15/29(b)	365,000	369,913
Newmark Group, Inc. 7.50%, 1/12/29	370,000	400,462
News Corp.
3.88%, 5/15/29(a)	300,000	284,043
5.13%, 2/15/32(a)	165,000	162,325
Nexstar Media, Inc.
5.63%, 7/15/27(a)	976,000	967,694
4.75%, 11/1/28(a)(b)	1,005,000	961,092
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)	1,000	975
4.50%, 9/15/27(a)	328,000	320,702
7.25%, 1/15/29(a)	525,000	553,896
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	785,000	805,551
8.38%, 2/15/32(a)	1,170,000	1,206,609
Noble Finance II LLC 8.00%, 4/15/30(a)	320,000	330,330
Nordstrom, Inc.
4.38%, 4/1/30	118,000	108,398
5.00%, 1/15/44	135,000	104,580
NRG Energy, Inc.
5.25%, 6/15/29(a)	516,000	514,746
3.63%, 2/15/31(a)	653,000	592,539
NuStar Logistics LP
5.63%, 4/28/27	314,000	315,934
6.38%, 10/1/30	200,000	207,708
Occidental Petroleum Corp.
3.50%, 8/15/29	700,000	660,282
8.88%, 7/15/30	275,000	324,764
6.45%, 9/15/36	1,051,000	1,136,026
6.60%, 3/15/46	630,000	677,779
4.40%, 8/15/49	621,000	491,832
Olin Corp.
5.13%, 9/15/27	324,000	322,672
5.63%, 8/1/29	36,000	36,143
5.00%, 2/1/30	25,000	24,454
ON Semiconductor Corp. 3.88%, 9/1/28(a)	256,000	244,303
OneMain Finance Corp.
7.13%, 3/15/26	563,000	575,465
6.63%, 1/15/28	468,000	477,229
3.88%, 9/15/28	400,000	371,440
5.38%, 11/15/29	465,000	447,395
4.00%, 9/15/30	1,373,000	1,223,810
Option Care Health, Inc. 4.38%, 10/31/29(a)	320,000	304,221
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	915,000	880,230
5.13%, 4/30/31(a)(b)	2,170,000	2,044,465
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	16,000	15,253
4.63%, 3/15/30(a)(b)	666,000	633,866
Owens & Minor, Inc. 6.63%, 4/1/30(a)(b)	458,000	445,634
Owens-Brockway Glass Container, Inc. 7.25%, 5/15/31(a)	378,000	388,626
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	591,000	566,769
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)	4,000	3,853
Paramount Global
4.95%, 1/15/31	2,435,000	2,303,169
4.38%, 3/15/43	1,160,000	859,200
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.792% thereafter)(c)	405,000	361,795
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	656,000	605,370

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	$469,000	$468,447
4.88%, 5/15/29(a)	240,000	232,627
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	604,000	597,525
7.88%, 9/15/30(a)	178,000	183,536
Penske Automotive Group, Inc. 3.75%, 6/15/29	255,000	238,323
Performance Food Group, Inc.
5.50%, 10/15/27(a)	461,000	459,792
4.25%, 8/1/29(a)	581,000	553,565
Permian Resources Operating LLC
8.00%, 4/15/27(a)	9,000	9,273
5.88%, 7/1/29(a)	420,000	420,748
7.00%, 1/15/32(a)	219,000	227,841
Pilgrim's Pride Corp.
4.25%, 4/15/31	494,000	469,695
3.50%, 3/1/32	495,000	440,293
6.25%, 7/1/33	675,000	716,661
Post Holdings, Inc.
5.63%, 1/15/28(a)	80,000	80,743
5.50%, 12/15/29(a)	204,000	202,668
4.63%, 4/15/30(a)	1,148,000	1,099,221
4.50%, 9/15/31(a)	1,159,000	1,085,647
Prestige Brands, Inc. 3.75%, 4/1/31(a)	356,000	326,552
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	625,000	628,731
6.25%, 1/15/28(a)	669,000	670,024
PROG Holdings, Inc. 6.00%, 11/15/29(a)	586,000	578,663
PTC, Inc. 4.00%, 2/15/28(a)	145,000	140,898
Qorvo, Inc. 4.38%, 10/15/29	85,000	82,438
QVC, Inc. 6.88%, 4/15/29(a)	344,400	286,396
Range Resources Corp. 4.75%, 2/15/30(a)	263,000	253,842
Regal Rexnord Corp.
6.05%, 4/15/28	195,000	202,730
6.30%, 2/15/30	320,000	340,458
6.40%, 4/15/33	621,000	663,880
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/29(a)	309,000	299,214
Rithm Capital Corp.
6.25%, 10/15/25(a)	84,000	84,061
8.00%, 4/1/29(a)	450,000	456,048
RLJ Lodging Trust LP 4.00%, 9/15/29(a)	435,000	400,613
ROBLOX Corp. 3.88%, 5/1/30(a)	444,000	413,870
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	315,000	302,794
Sabra Health Care LP 3.20%, 12/1/31	436,000	384,072
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32(b)	371,000	381,592
SBA Communications Corp. 3.13%, 2/1/29	4,000	3,704
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(a)	645,000	641,194
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	102,000	103,815
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)(b)	425,000	415,055
Sensata Technologies BV 4.00%, 4/15/29(a)	500,000	477,040
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	542,000	496,797
Service Corp. International
4.63%, 12/15/27	285,000	281,358
5.13%, 6/1/29	89,000	88,961
3.38%, 8/15/30	431,000	391,240
4.00%, 5/15/31	40,000	37,040
Service Properties Trust
8.38%, 6/15/29	455,000	455,382
8.63%, 11/15/31(a)	620,000	674,641
8.88%, 6/15/32	345,000	330,065
Silgan Holdings, Inc. 4.13%, 2/1/28	14,000	13,666
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	149,000	107,797
4.13%, 12/1/30(a)(b)	553,000	434,177
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	733,000	723,390
4.00%, 7/15/28(a)	1,376,000	1,299,288
5.50%, 7/1/29(a)	918,000	897,244
4.13%, 7/1/30(a)(b)	952,000	864,892
3.88%, 9/1/31(a)(b)	810,000	706,612
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/28(a)	425,000	444,869
Six Flags Entertainment Corp.
5.50%, 4/15/27(a)	78,000	77,594
7.25%, 5/15/31(a)(b)	188,000	194,866
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/32(a)	210,000	217,623
Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	72,000	72,116
Skyworks Solutions, Inc. 3.00%, 6/1/31	215,000	189,632
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	200,000	188,162
4.88%, 11/15/31(a)(b)	654,000	604,865
Southwestern Energy Co.
5.38%, 3/15/30	387,000	386,060

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
4.75%, 2/1/32	$543,000	$519,754
SS&C Technologies, Inc. 5.50%, 9/30/27(a)	514,000	514,278
Stagwell Global LLC 5.63%, 8/15/29(a)	802,000	777,186
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	224,000	218,456
7.25%, 4/1/29(a)	355,000	372,533
Station Casinos LLC
4.50%, 2/15/28(a)	20,000	19,332
4.63%, 12/1/31(a)	675,000	627,224
Stericycle, Inc. 3.88%, 1/15/29(a)	20,000	19,937
StoneX Group, Inc. 7.88%, 3/1/31(a)	300,000	319,827
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	545,000	509,215
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/29(a)	63,000	62,456
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	436,000	396,450
Sunoco LP 7.25%, 5/1/32(a)	435,000	461,231
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	413,000	397,281
4.50%, 4/30/30	711,000	681,536
Surgery Center Holdings, Inc. 7.25%, 4/15/32(a)	415,000	433,729
Synchrony Financial 7.25%, 2/2/33(b)	550,000	573,040
Talos Production, Inc.
9.00%, 2/1/29(a)	470,000	484,373
9.38%, 2/1/31(a)	535,000	550,504
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	586,000	583,855
TEGNA, Inc.
4.63%, 3/15/28	1,096,000	1,052,840
5.00%, 9/15/29	866,000	825,523
Teleflex, Inc. 4.63%, 11/15/27	169,000	166,742
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	518,000	483,439
3.88%, 10/15/31(a)	647,000	577,008
Tenet Healthcare Corp.
6.13%, 10/1/28(b)	294,000	296,643
4.25%, 6/1/29	285,000	275,364
4.38%, 1/15/30	380,000	365,378
6.13%, 6/15/30	193,000	196,644
Tenneco, Inc. 8.00%, 11/17/28(a)	1,530,000	1,415,326
Terex Corp. 5.00%, 5/15/29(a)	364,000	355,457
Thor Industries, Inc. 4.00%, 10/15/29(a)	470,000	438,834
TopBuild Corp. 4.13%, 2/15/32(a)	306,000	282,417
Townsquare Media, Inc. 6.88%, 2/1/26(a)	326,000	325,769
TransDigm, Inc.
5.50%, 11/15/27	326,000	325,205
4.63%, 1/15/29	1,169,000	1,131,802
6.38%, 3/1/29(a)	585,000	603,691
4.88%, 5/1/29	1,199,000	1,168,449
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	234,559
4.50%, 12/1/29(a)	485,000	459,620
TreeHouse Foods, Inc. 4.00%, 9/1/28	404,000	374,427
TriNet Group, Inc. 3.50%, 3/1/29(a)	451,000	419,286
Tronox, Inc. 4.63%, 3/15/29(a)	690,000	644,908
TTM Technologies, Inc. 4.00%, 3/1/29(a)	353,000	334,955
U.S. Foods, Inc.
4.75%, 2/15/29(a)	720,000	703,426
4.63%, 6/1/30(a)	105,000	101,688
Under Armour, Inc. 3.25%, 6/15/26	1,000	971
United Natural Foods, Inc. 6.75%, 10/15/28(a)(b)	493,000	470,756
United Rentals North America, Inc.
5.50%, 5/15/27	224,000	224,627
4.88%, 1/15/28	373,000	370,799
5.25%, 1/15/30	345,000	345,659
4.00%, 7/15/30	22,000	20,822
3.88%, 2/15/31	410,000	382,259
3.75%, 1/15/32	49,000	44,780
6.13%, 3/15/34(a)	435,000	450,060
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	435,000	439,341
7.13%, 3/15/29(a)	500,000	515,465
Valvoline, Inc. 3.63%, 6/15/31(a)	372,000	333,033
Vector Group Ltd. 5.75%, 2/1/29(a)	439,000	445,576
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	315,000	330,980
VICI Properties LP
5.13%, 5/15/32	912,000	917,180
5.63%, 5/15/52	110,000	107,775
6.13%, 4/1/54	180,000	188,971
Victoria's Secret & Co. 4.63%, 7/15/29(a)	450,000	397,724
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	778,000	777,440
7.75%, 10/15/31(a)	270,000	290,798
6.88%, 4/15/32(a)	585,000	616,245
Vontier Corp. 2.95%, 4/1/31	309,000	269,460
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	133,000	128,067
3.20%, 4/15/30	135,000	109,528
4.10%, 4/15/50(b)	385,000	253,549

See Notes to Schedule of Investments.

Schedule of of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

Investments	Principal Amount	Value
Weatherford International Ltd. 8.63%, 4/30/30(a)	$612,000	$638,126
WESCO Distribution, Inc. 6.63%, 3/15/32(a)	410,000	427,216
William Carter Co. 5.63%, 3/15/27(a)	115,000	114,806
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	413,000	401,849
7.38%, 10/1/31(a)	204,000	215,708
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	430,000	379,914
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	243,000	234,527
Xerox Holdings Corp. 5.50%, 8/15/28(a)	1,234,000	1,055,280
XHR LP 4.88%, 6/1/29(a)	386,000	370,317
XPO, Inc. 7.13%, 2/1/32(a)	275,000	289,696
Yum! Brands, Inc.
4.75%, 1/15/30(a)	92,000	90,944
3.63%, 3/15/31	193,000	178,770
ZipRecruiter, Inc. 5.00%, 1/15/30(a)	412,000	373,338
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	465,000	430,306
Total United States		214,250,003
TOTAL CORPORATE BONDS (Cost: $211,030,510)		215,824,315

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%
United States - 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $20,486,767)	20,486,767	20,486,767
TOTAL INVESTMENTS IN SECURITIES - 106.5% (Cost: $231,517,277)		236,311,082
Other Assets less Liabilities - (6.5)%		(14,439,311)
NET ASSETS - 100.0%		$221,871,771

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $20,360,665 and the total market value of the collateral held by the Fund was $21,252,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $765,558.
(c)	Rate shown reflects the accrual rate as of September 30, 2024 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$215,824,315	$—	$215,824,315
Investment of Cash Collateral for Securities Loaned	—	20,486,767	—	20,486,767
Total Investments in Securities	$—	$236,311,082	$—	$236,311,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 97.5%
Germany - 1.1%
Deutsche Bank AG
4.10%, 1/13/26	$129,000	$127,969
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	145,331
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	276,000	292,248
Total Germany		565,548
Switzerland - 0.7%
Novartis Capital Corp. 2.00%, 2/14/27	50,000	48,010
UBS AG 7.50%, 2/15/28	250,000	274,655
Total Switzerland		322,665
Taiwan - 0.4%
TSMC Arizona Corp. 3.88%, 4/22/27	200,000	198,442
United Kingdom - 1.6%
Astrazeneca Finance LLC
1.20%, 5/28/26	130,000	124,470
1.75%, 5/28/28	97,000	89,593
BAT Capital Corp.
3.22%, 9/6/26	135,000	132,191
3.56%, 8/15/27	139,000	136,225
2.26%, 3/25/28	208,000	193,536
Unilever Capital Corp. 2.00%, 7/28/26	100,000	96,848
Total United Kingdom		772,863
United States - 93.7%
3M Co. 2.88%, 10/15/27	120,000	115,829
AbbVie, Inc.
3.20%, 5/14/26	78,000	77,022
2.95%, 11/21/26	179,000	175,280
AEP Texas, Inc. 3.95%, 6/1/28	177,000	174,711
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/26	49,000	48,615
Ally Financial, Inc.
4.75%, 6/9/27	50,000	49,969
2.20%, 11/2/28	120,000	107,986
Altria Group, Inc.
2.63%, 9/16/26	80,000	77,599
4.80%, 2/14/29	112,000	113,393
Amazon.com, Inc.
3.15%, 8/22/27	79,000	77,592
1.65%, 5/12/28	145,000	134,345
Amcor Finance USA, Inc. 3.63%, 4/28/26	160,000	157,874
Ameren Corp. 1.95%, 3/15/27(b)	160,000	151,677
American Electric Power Co., Inc. 1.00%, 11/1/25, Series N	18,000	17,330
American Express Co.
1.65%, 11/4/26	161,000	153,143
2.55%, 3/4/27	40,000	38,620
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	69,000	70,421
American Homes 4 Rent LP 4.25%, 2/15/28	100,000	99,161
American Honda Finance Corp.
5.65%, 11/15/28	183,000	193,436
4.90%, 3/13/29	118,000	121,075
Amgen, Inc.
2.60%, 8/19/26	14,000	13,621
2.20%, 2/21/27	64,000	61,296
3.20%, 11/2/27	200,000	194,840
5.15%, 3/2/28	125,000	128,796
1.65%, 8/15/28	76,000	69,230
Analog Devices, Inc. 3.45%, 6/15/27	78,000	76,956
Aon Corp. 3.75%, 5/2/29	100,000	97,669
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	86,000	83,482
Apple, Inc.
3.25%, 2/23/26	25,000	24,783
2.45%, 8/4/26	50,000	48,813
1.20%, 2/8/28	132,000	121,598
Archer-Daniels-Midland Co. 2.50%, 8/11/26	32,000	31,136
AutoZone, Inc. 3.13%, 4/21/26	176,000	172,777
AvalonBay Communities, Inc. 3.35%, 5/15/27	107,000	105,007
Avnet, Inc. 4.63%, 4/15/26	49,000	49,000
Bank of America Corp.
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	215,000	209,715
4.25%, 10/22/26	67,000	66,968
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	160,318
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	400,000	384,552
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	23,000	22,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	$197,000	$188,168
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	199,000	191,215
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	371,000	365,721
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	67,136
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	89,353
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	303,000	294,901
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	98,000	96,850
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	236,000	242,693
Bank of New York Mellon Corp.
3.95%, 11/18/25	13,000	12,956
2.45%, 8/17/26	100,000	97,395
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	98,531
BankUnited, Inc. 4.88%, 11/17/25	3,000	2,989
Baxter International, Inc. 1.92%, 2/1/27	61,000	57,784
Becton Dickinson & Co. 4.87%, 2/8/29	130,000	132,861
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	3,000	2,922
Blackstone Secured Lending Fund
2.13%, 2/15/27	111,000	103,654
2.85%, 9/30/28	107,000	97,706
Blue Owl Capital Corp. 2.88%, 6/11/28	194,000	177,830
Boardwalk Pipelines LP 5.95%, 6/1/26	40,000	40,761
BorgWarner, Inc. 2.65%, 7/1/27	135,000	129,769
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	74,183
4.23%, 11/6/28	174,000	174,719
Bristol-Myers Squibb Co. 3.90%, 2/20/28	177,000	176,338
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	172,859
3.50%, 1/15/28	3,000	2,932
Broadcom, Inc.
3.15%, 11/15/25	60,000	59,181
3.46%, 9/15/26	70,000	69,083
1.95%, 2/15/28(c)	3,000	2,786
4.11%, 9/15/28	68,000	67,849
4.75%, 4/15/29	95,000	96,561
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	71,000	69,937
Bunge Ltd. Finance Corp. 3.75%, 9/25/27	180,000	178,094
Capital One Financial Corp.
4.20%, 10/29/25	408,000	405,164
3.75%, 7/28/26	202,000	199,271
3.75%, 3/9/27	235,000	232,077
3.80%, 1/31/28	162,000	158,634
Carrier Global Corp. 2.49%, 2/15/27	152,000	146,917
Caterpillar Financial Services Corp. 0.80%, 11/13/25	156,000	150,471
Celanese U.S. Holdings LLC
1.40%, 8/5/26	164,000	154,741
6.17%, 7/15/27	102,000	105,763
Charles Schwab Corp.
1.15%, 5/13/26	90,000	85,856
2.00%, 3/20/28	198,000	184,506
Cigna Group
3.40%, 3/1/27	22,000	21,604
4.38%, 10/15/28	289,000	290,199
5.00%, 5/15/29	95,000	97,832
Cintas Corp. No. 2 3.70%, 4/1/27	80,000	79,508
Cisco Systems, Inc. 4.85%, 2/26/29	93,000	96,206
Citigroup, Inc.
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	98,041
3.20%, 10/21/26	405,000	396,783
4.30%, 11/20/26	43,000	42,962
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	129,000	123,435
4.45%, 9/29/27	486,000	486,676
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	205,000	199,274
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	88,420
4.13%, 7/25/28	91,000	90,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	$191,000	$186,533
Citizens Financial Group, Inc. 2.85%, 7/27/26(b)	199,000	192,891
CNA Financial Corp. 3.90%, 5/1/29	100,000	98,163
Coca-Cola Co. 1.00%, 3/15/28	115,000	105,042
Comcast Corp.
2.35%, 1/15/27	10,000	9,642
5.35%, 11/15/27	15,000	15,609
3.15%, 2/15/28	109,000	105,853
4.15%, 10/15/28	97,000	97,169
4.55%, 1/15/29	173,000	175,988
Conagra Brands, Inc. 4.60%, 11/1/25	123,000	123,044
Concentrix Corp. 6.60%, 8/2/28(b)	58,000	60,504
Corebridge Financial, Inc. 3.65%, 4/5/27	190,000	186,960
CSX Corp.
3.35%, 11/1/25	128,000	126,810
2.60%, 11/1/26	63,000	61,289
CVS Health Corp.
2.88%, 6/1/26	68,000	66,407
3.63%, 4/1/27	67,000	66,077
1.30%, 8/21/27	157,000	144,311
4.30%, 3/25/28	395,000	393,993
DCP Midstream Operating LP 5.63%, 7/15/27	11,000	11,324
Dell International LLC/EMC Corp.
6.02%, 6/15/26	130,000	133,180
4.90%, 10/1/26	93,000	94,029
5.25%, 2/1/28	84,000	86,802
Discover Bank 3.45%, 7/27/26	250,000	244,962
Discover Financial Services 4.50%, 1/30/26	104,000	103,914
DOC DR LLC 4.30%, 3/15/27	24,000	23,982
Dollar General Corp. 4.63%, 11/1/27	92,000	92,383
Dollar Tree, Inc. 4.20%, 5/15/28	89,000	87,883
Dominion Energy, Inc. 1.45%, 4/15/26, Series A	347,000	332,534
DR Horton, Inc. 1.40%, 10/15/27	34,000	31,508
DTE Energy Co. 4.88%, 6/1/28	85,000	86,851
Duke Energy Corp.
2.65%, 9/1/26	80,000	77,853
4.30%, 3/15/28	196,000	196,298
Eaton Corp. 4.35%, 5/18/28	21,000	21,278
eBay, Inc. 1.40%, 5/10/26	231,000	221,115
Ecolab, Inc. 5.25%, 1/15/28	115,000	119,721
Elevance Health, Inc. 4.10%, 3/1/28	182,000	181,350
Emerson Electric Co. 1.80%, 10/15/27	130,000	122,118
Energy Transfer LP
4.40%, 3/15/27	139,000	139,282
4.00%, 10/1/27	225,000	222,842
Entergy Corp. 2.95%, 9/1/26	27,000	26,372
Entergy Louisiana LLC 3.25%, 4/1/28	109,000	105,583
Enterprise Products Operating LLC 4.15%, 10/16/28	88,000	87,974
EQT Corp. 5.70%, 4/1/28	82,000	84,836
Equitable Holdings, Inc. 4.35%, 4/20/28	164,000	163,454
ERP Operating LP 3.25%, 8/1/27	120,000	117,224
Evergy Kansas Central, Inc. 2.55%, 7/1/26	62,000	60,435
Eversource Energy
4.75%, 5/15/26	17,000	17,111
2.90%, 3/1/27	64,000	61,978
5.45%, 3/1/28	210,000	217,835
Exelon Corp.
3.40%, 4/15/26	56,000	55,327
5.15%, 3/15/28	55,000	56,530
5.15%, 3/15/29	93,000	96,427
Expedia Group, Inc. 3.80%, 2/15/28	80,000	78,531
Exxon Mobil Corp. 2.28%, 8/16/26(b)	55,000	53,484
FactSet Research Systems, Inc. 2.90%, 3/1/27	33,000	31,930
FedEx Corp. 4.20%, 10/17/28	97,000	97,188
Fidelity National Financial, Inc. 4.50%, 8/15/28	6,000	6,027
Fifth Third Bancorp 6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	274,000	288,744
Fiserv, Inc.
3.20%, 7/1/26	78,000	76,662
2.25%, 6/1/27	84,000	79,973
FMC Corp. 3.20%, 10/1/26	138,000	134,743
Fortive Corp. 3.15%, 6/15/26	144,000	141,221
Fox Corp. 4.71%, 1/25/29	96,000	97,308
GE HealthCare Technologies, Inc. 5.65%, 11/15/27	128,000	133,192
General Dynamics Corp. 1.15%, 6/1/26	3,000	2,870
General Mills, Inc. 5.50%, 10/17/28	60,000	62,856
Gilead Sciences, Inc. 2.95%, 3/1/27	130,000	126,828
Goldman Sachs BDC, Inc. 2.88%, 1/15/26	81,000	79,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
Goldman Sachs Group, Inc.
5.95%, 1/15/27	$99,000	$102,618
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	57,418
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)(b)	283,000	283,747
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	44,556
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	414,000	394,766
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	309,000	297,125
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	48,261
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.412% thereafter)(a)	149,000	146,139
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	245,000	243,628
Hasbro, Inc. 3.50%, 9/15/27	153,000	149,066
HCA, Inc.
5.88%, 2/15/26	201,000	203,143
5.25%, 6/15/26	94,000	94,706
5.38%, 9/1/26	100,000	101,132
4.50%, 2/15/27	157,000	157,245
3.13%, 3/15/27	42,000	40,825
5.63%, 9/1/28	3,000	3,116
Hewlett Packard Enterprise Co. 1.75%, 4/1/26	185,000	177,955
HF Sinclair Corp. 5.88%, 4/1/26	89,000	90,258
Home Depot, Inc. 2.88%, 4/15/27	158,000	154,334
Honeywell International, Inc. 4.25%, 1/15/29(b)	95,000	96,368
HP, Inc. 4.00%, 4/15/29(b)	99,000	97,438
Humana, Inc. 1.35%, 2/3/27	271,000	253,371
Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	187,000	171,786
Ingersoll Rand, Inc. 5.40%, 8/14/28	115,000	119,860
Intel Corp.
2.60%, 5/19/26	188,000	182,482
1.60%, 8/12/28	100,000	89,453
Intercontinental Exchange, Inc. 3.10%, 9/15/27	120,000	116,968
International Business Machines Corp.
3.45%, 2/19/26	200,000	198,050
3.30%, 5/15/26	100,000	98,725
Intuit, Inc. 5.13%, 9/15/28	116,000	120,858
ITC Holdings Corp. 3.35%, 11/15/27	135,000	131,606
Jabil, Inc. 4.25%, 5/15/27	72,000	71,643
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 2.50%, 1/15/27	150,000	143,536
JM Smucker Co. 5.90%, 11/15/28(b)	83,000	88,401
John Deere Capital Corp.
2.35%, 3/8/27	27,000	26,003
4.95%, 7/14/28	228,000	235,515
Johnson & Johnson 0.95%, 9/1/27	50,000	46,353
JPMorgan Chase & Co.
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	325,876
3.20%, 6/15/26	41,000	40,428
2.95%, 10/1/26	49,000	48,021
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(a)	312,000	310,312
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	65,015
4.25%, 10/1/27(b)	159,000	160,161
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	88,000	87,054
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	88,271
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	88,219
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	190,000	186,637
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	89,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	$173,000	$168,985
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	246,000	243,565
Juniper Networks, Inc. 1.20%, 12/10/25	48,000	45,986
Kellanova 3.25%, 4/1/26	25,000	24,609
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	101,000	99,931
4.60%, 5/25/28	2,000	2,026
KeyCorp
4.15%, 10/29/25	320,000	318,394
4.10%, 4/30/28	180,000	177,345
Keysight Technologies, Inc. 4.60%, 4/6/27	16,000	16,108
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,606
3.88%, 5/15/27	140,000	139,047
Kroger Co. 3.70%, 8/1/27	153,000	151,233
L3Harris Technologies, Inc. 4.40%, 6/15/28	191,000	191,882
Laboratory Corp. of America Holdings 1.55%, 6/1/26	72,000	68,795
Lazard Group LLC 4.50%, 9/19/28	46,000	45,784
Leggett & Platt, Inc. 3.50%, 11/15/27(b)	46,000	44,274
Lockheed Martin Corp. 4.50%, 2/15/29	118,000	120,189
Lowe's Cos., Inc.
2.50%, 4/15/26	196,000	191,517
3.10%, 5/3/27	58,000	56,578
1.70%, 9/15/28	98,000	89,346
Manufacturers & Traders Trust Co. 4.70%, 1/27/28	250,000	251,325
Marathon Oil Corp. 4.40%, 7/15/27	38,000	38,076
Marathon Petroleum Corp. 3.80%, 4/1/28	100,000	98,367
Marriott International, Inc.
3.13%, 6/15/26, Series R	30,000	29,446
4.88%, 5/15/29	96,000	97,937
Marvell Technology, Inc. 1.65%, 4/15/26	60,000	57,542
Mastercard, Inc. 3.30%, 3/26/27	64,000	63,114
McCormick & Co., Inc. 0.90%, 2/15/26	165,000	157,646
McDonald's Corp. 3.70%, 1/30/26	170,000	169,039
McKesson Corp.
0.90%, 12/3/25	50,000	48,108
1.30%, 8/15/26	85,000	80,846
Meta Platforms, Inc. 3.50%, 8/15/27	120,000	119,054
MetLife, Inc. 3.60%, 11/13/25	41,000	40,711
Micron Technology, Inc.
4.19%, 2/15/27	56,000	55,867
5.38%, 4/15/28	25,000	25,768
Mid-America Apartments LP 4.20%, 6/15/28	77,000	76,831
Morgan Stanley
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	70,818
3.88%, 1/27/26	205,000	204,145
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	318,032
4.35%, 9/8/26(b)	71,000	71,198
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	88,162
3.63%, 1/20/27	114,000	112,982
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	203,570
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	200,778
3.59%, 7/22/28(a)	90,000	88,192
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	96,261
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	301,000	296,136
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	142,000	145,980
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	66,000	65,653
Mosaic Co. 5.38%, 11/15/28	94,000	97,480
Motorola Solutions, Inc. 4.60%, 5/23/29	97,000	97,927
MPLX LP
4.13%, 3/1/27	293,000	291,509
4.00%, 3/15/28	98,000	96,733
National Fuel Gas Co. 5.50%, 1/15/26	30,000	30,280
Netflix, Inc. 4.38%, 11/15/26(b)	132,000	133,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
Nevada Power Co. 3.70%, 5/1/29, Series CC	$100,000	$98,116
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	220,000	208,958
4.63%, 7/15/27	65,000	66,005
1.90%, 6/15/28	203,000	187,251
NiSource, Inc. 5.25%, 3/30/28	74,000	76,250
NNN REIT, Inc.
3.50%, 10/15/27	160,000	156,466
4.30%, 10/15/28	90,000	89,563
Norfolk Southern Corp. 2.90%, 6/15/26	52,000	50,948
Northern Trust Corp. 3.95%, 10/30/25	40,000	39,864
Northrop Grumman Corp. 3.25%, 1/15/28	99,000	96,226
O'Reilly Automotive, Inc. 3.60%, 9/1/27	202,000	198,978
Omega Healthcare Investors, Inc. 5.25%, 1/15/26	106,000	106,444
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	162,000	160,263
ONEOK, Inc.
5.65%, 11/1/28	93,000	97,243
4.35%, 3/15/29	97,000	96,504
Oracle Corp.
2.65%, 7/15/26	92,000	89,498
2.80%, 4/1/27	302,000	292,424
3.25%, 11/15/27	81,000	78,873
2.30%, 3/25/28	106,000	99,558
4.50%, 5/6/28	287,000	290,674
Ovintiv, Inc. 5.65%, 5/15/28	85,000	87,737
Owens Corning 3.40%, 8/15/26	46,000	45,292
PACCAR Financial Corp. 4.60%, 1/31/29(b)	118,000	121,088
Paramount Global 2.90%, 1/15/27	63,000	60,324
Parker-Hannifin Corp. 4.25%, 9/15/27	120,000	120,427
PayPal Holdings, Inc. 3.90%, 6/1/27	5,000	5,003
PepsiCo, Inc.
2.85%, 2/24/26	18,000	17,746
3.60%, 2/18/28	108,000	107,298
Pfizer, Inc. 3.00%, 12/15/26	156,000	153,083
Philip Morris International, Inc.
0.88%, 5/1/26	110,000	104,586
4.88%, 2/13/29	289,000	296,375
Phillips 66 1.30%, 2/15/26	60,000	57,682
Pioneer Natural Resources Co. 1.13%, 1/15/26	79,000	75,984
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	29,199
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	90,000	90,372
3.15%, 5/19/27	183,000	178,531
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	232,000	237,466
PPG Industries, Inc. 3.75%, 3/15/28	122,000	120,170
PPL Capital Funding, Inc. 3.10%, 5/15/26	49,000	47,995
Procter & Gamble Co. 0.55%, 10/29/25	10,000	9,646
Quest Diagnostics, Inc. 3.45%, 6/1/26	25,000	24,673
Regions Financial Corp. 1.80%, 8/12/28	78,000	70,489
Republic Services, Inc.
0.88%, 11/15/25	127,000	122,201
2.90%, 7/1/26	62,000	60,759
Ross Stores, Inc. 0.88%, 4/15/26	45,000	42,738
Royalty Pharma PLC 1.75%, 9/2/27	110,000	102,539
RTX Corp.
3.50%, 3/15/27	145,000	142,924
3.13%, 5/4/27	27,000	26,353
4.13%, 11/16/28	75,000	74,818
S&P Global, Inc. 2.95%, 1/22/27	50,000	48,812
Sempra 3.25%, 6/15/27	102,000	99,341
Sherwin-Williams Co. 3.45%, 6/1/27	190,000	186,996
Southern California Gas Co. 2.95%, 4/15/27	122,000	118,790
Southern Co.
3.25%, 7/1/26	177,000	174,079
4.85%, 6/15/28	93,000	95,289
5.50%, 3/15/29	92,000	96,614
Southern Co. Gas Capital Corp. 3.25%, 6/15/26	100,000	98,506
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	137,000	132,197
Starbucks Corp.
2.45%, 6/15/26	62,000	60,353
3.50%, 3/1/28	118,000	115,994
State Street Corp. 1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,554
Steel Dynamics, Inc. 1.65%, 10/15/27	162,000	150,009
Stryker Corp. 3.50%, 3/15/26	195,000	193,087
Synchrony Financial
3.70%, 8/4/26	151,000	148,268
3.95%, 12/1/27	183,000	177,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Principal Amount	Value
Sysco Corp. 5.75%, 1/17/29	$86,000	$90,951
Take-Two Interactive Software, Inc. 3.70%, 4/14/27	150,000	148,105
Tapestry, Inc. 7.35%, 11/27/28	134,000	140,855
TCI Communications, Inc. 7.88%, 2/15/26	140,000	146,665
TD SYNNEX Corp. 1.75%, 8/9/26	183,000	174,009
Teledyne Technologies, Inc. 1.60%, 4/1/26	70,000	67,125
Textron, Inc. 4.00%, 3/15/26	44,000	43,823
Thermo Fisher Scientific, Inc. 5.00%, 1/31/29(b)	32,000	33,195
Toll Brothers Finance Corp. 4.88%, 11/15/25	53,000	53,021
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	126,000	120,188
1.13%, 8/3/27	321,000	295,156
Tyson Foods, Inc. 5.40%, 3/15/29	116,000	120,508
U.S. Bancorp
3.10%, 4/27/26, Series W	122,000	119,824
2.38%, 7/22/26, Series V	107,000	104,126
3.15%, 4/27/27, Series X	179,000	175,520
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)(b)	59,000	56,350
Union Pacific Corp. 3.70%, 3/1/29	98,000	96,937
United Parcel Service, Inc. 3.40%, 3/15/29	100,000	97,675
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	53,086
4.25%, 1/15/29	116,000	117,015
4.00%, 5/15/29	98,000	97,812
Universal Health Services, Inc. 1.65%, 9/1/26	88,000	83,376
Valero Energy Corp. 2.15%, 9/15/27	84,000	79,320
VeriSign, Inc. 4.75%, 7/15/27	4,000	4,010
Verizon Communications, Inc.
0.85%, 11/20/25	14,000	13,459
2.63%, 8/15/26	110,000	106,996
4.13%, 3/16/27	25,000	24,967
4.33%, 9/21/28	144,000	144,739
3.88%, 2/8/29	180,000	177,613
4.78%, 2/15/35(c)	345,000	344,641
Visa, Inc. 1.90%, 4/15/27	72,000	68,800
VMware LLC
1.40%, 8/15/26	342,000	324,308
3.90%, 8/21/27	98,000	97,015
Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	76,000	73,181
Waste Management, Inc. 3.15%, 11/15/27	120,000	117,323
WEC Energy Group, Inc. 4.75%, 1/15/28	69,000	70,161
Wells Fargo & Co.
3.00%, 4/22/26	106,000	104,146
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	232,224
4.10%, 6/3/26	50,000	49,846
3.00%, 10/23/26	228,000	222,922
4.30%, 7/22/27	306,000	306,719
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	299,000	293,445
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	186,363
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	171,178
Western Midstream Operating LP 4.50%, 3/1/28	79,000	78,313
Western Union Co. 1.35%, 3/15/26	13,000	12,409
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	196,000	192,646
Westlake Corp. 3.60%, 8/15/26	36,000	35,520
Willis North America, Inc.
4.65%, 6/15/27	27,000	27,238
4.50%, 9/15/28	72,000	72,068
Workday, Inc. 3.70%, 4/1/29(b)	100,000	97,719
Xcel Energy, Inc. 1.75%, 3/15/27	70,000	65,990
Xylem, Inc. 3.25%, 11/1/26	20,000	19,607
Zoetis, Inc. 3.00%, 9/12/27	180,000	174,643
Total United States		45,782,271
TOTAL CORPORATE BONDS (Cost: $46,847,793)		47,641,789
U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Note - 1.5%
3.50%, 9/30/29 (Cost: $704,119)	705,000	702,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $930,379)	930,379	$930,379
TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $48,482,291)		49,275,158
Other Assets less Liabilities - (0.9)%		(424,246)
NET ASSETS - 100.0%		$48,850,912
(a)	Rate shown reflects the accrual rate as of September 30, 2024 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $1,529,875 and the total market value of the collateral held by the Fund was $1,583,760. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $653,381.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$47,641,789	$—	$47,641,789
U.S. Government Obligations	—	702,990	—	702,990
Investment of Cash Collateral for Securities Loaned	—	930,379	—	930,379
Total Investments in Securities	$—	$49,275,158	$—	$49,275,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 88.7%
Brazil - 2.8%
Ambev SA	22,133	$53,160
B3 SA - Brasil Bolsa Balcao	33,407	65,700
Banco Santander Brasil SA	4,694	24,471
CCR SA	7,864	17,473
Centrais Eletricas Brasileiras SA	2,911	21,034
Cosan SA	6,416	15,410
Equatorial Energia SA	4,902	29,255
Grupo Casas Bahia SA*	363	329
Hapvida Participacoes & Investimentos SA*(a)	21,268	15,622
JBS SA	5,824	33,827
Klabin SA	5,590	21,443
Localiza Rent a Car SA	3,243	24,416
Lojas Renner SA	4,837	16,041
Magazine Luiza SA*	1,464	2,608
Natura & Co. Holding SA	5,133	13,243
Raia Drogasil SA	5,912	27,672
Rumo SA	7,864	28,881
Suzano SA	3,891	38,897
Telefonica Brasil SA	2,681	27,481
Vale SA	19,473	227,098
Vibra Energia SA	5,616	24,131
WEG SA	9,249	92,374
Total Brazil		820,566
Chile - 0.5%
Banco de Chile	254,438	32,503
Banco de Credito & Inversiones SA	378	11,783
Banco Santander Chile	429,357	22,355
Cencosud SA	11,845	23,943
Empresas CMPC SA	2,135	3,719
Empresas Copec SA	2,272	15,233
Enel Americas SA	180,396	18,441
Falabella SA*	3,264	12,105
Total Chile		140,082
China - 26.2%
Agricultural Bank of China Ltd., Class H	150,000	70,679
Airtac International Group	1,000	28,850
Alibaba Group Holding Ltd.	66,800	945,993
Anhui Conch Cement Co. Ltd., Class H(b)	6,000	17,650
ANTA Sports Products Ltd.	5,600	68,094
Baidu, Inc., ADR*(b)	1,222	128,664
Bank of China Ltd., Class H	372,000	175,763
Bank of Communications Co. Ltd., Class H	53,000	40,667
BeiGene Ltd., ADR*	217	48,719
Bilibili, Inc., ADR*	900	21,042
BYD Co. Ltd., Class H	4,500	164,416
BYD Electronic International Co. Ltd.	5,500	23,048
China Conch Venture Holdings Ltd.	7,500	7,406
China Construction Bank Corp., Class H	426,000	322,482
China Everbright Bank Co. Ltd., Class H	41,000	13,935
China International Capital Corp. Ltd., Class H(a)	8,000	14,316
China Life Insurance Co. Ltd., Class H	33,000	66,361
China Longyuan Power Group Corp. Ltd., Class H	15,000	13,614
China Mengniu Dairy Co. Ltd.	11,000	26,482
China Merchants Bank Co. Ltd., Class H	22,000	109,186
China Minsheng Banking Corp. Ltd., Class H	60,000	24,487
China Overseas Land & Investment Ltd.	18,000	36,892
China Pacific Insurance Group Co. Ltd., Class H	15,800	56,955
China Petroleum & Chemical Corp., Class H	132,000	82,250
China Resources Beer Holdings Co. Ltd.	6,500	28,452
China Resources Gas Group Ltd.	4,700	18,969
China Resources Land Ltd.	16,500	60,859
China Shenhua Energy Co. Ltd., Class H	16,500	74,454
China Taiping Insurance Holdings Co. Ltd.	10,200	16,415
China Tower Corp. Ltd., Class H(a)	204,000	27,051
China Yangtze Power Co. Ltd., Class A	7,900	33,920
CITIC Ltd.	29,000	34,274
CITIC Securities Co. Ltd., Class H	17,000	44,976
CMOC Group Ltd., Class H	27,000	26,522
Contemporary Amperex Technology Co. Ltd., Class A	1,040	37,431
COSCO SHIPPING Holdings Co. Ltd., Class H	19,800	33,240
Country Garden Holdings Co. Ltd.*†	74,000	0
Country Garden Services Holdings Co. Ltd.	4,000	3,352
CSPC Pharmaceutical Group Ltd.	42,000	32,713
Daqo New Energy Corp., ADR*	346	7,048
ENN Energy Holdings Ltd.	3,500	27,058
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,608	17,950
Fosun International Ltd.	17,500	11,220
Fuyao Glass Industry Group Co. Ltd., Class H(a)	4,400	29,598
GDS Holdings Ltd., ADR*	564	11,506
Geely Automobile Holdings Ltd.	27,000	42,338
GF Securities Co. Ltd., Class H	13,000	18,042
Great Wall Motor Co. Ltd., Class H	14,500	27,068
H World Group Ltd., ADR	867	32,252
Haier Smart Home Co. Ltd., Class H	12,600	50,611
Haitong Securities Co. Ltd., Class H†	20,400	9,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

Investments	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	300	$1,549
Huatai Securities Co. Ltd., Class H(a)	16,600	26,757
Industrial & Commercial Bank of China Ltd., Class H	301,000	179,806
Innovent Biologics, Inc.*(a)	4,000	24,255
iQIYI, Inc., ADR*	1,266	3,621
JD Health International, Inc.*(a)	2,600	11,716
JD.com, Inc., ADR	3,813	152,520
JD.com, Inc., Class A	1,288	27,708
JOYY, Inc., ADR*	374	13,554
Kingdee International Software Group Co. Ltd.*	11,000	12,745
Kweichow Moutai Co. Ltd., Class A	400	99,905
Lenovo Group Ltd.	40,000	54,586
Li Auto, Inc., ADR*(b)	905	23,213
Li Ning Co. Ltd.	6,500	16,485
Longfor Group Holdings Ltd.(a)	5,500	10,650
LONGi Green Energy Technology Co. Ltd., Class A	3,972	9,966
Luzhou Laojiao Co. Ltd., Class A	700	14,973
Meituan, Class B*(a)	18,320	405,670
Muyuan Foods Co. Ltd., Class A*	1,200	7,940
NetEase, Inc., ADR	1,835	171,591
New China Life Insurance Co. Ltd., Class H	8,400	26,225
NIO, Inc., ADR*	5,364	35,832
PDD Holdings, Inc., ADR*	1,719	231,738
People's Insurance Co. Group of China Ltd., Class H	51,000	24,359
PetroChina Co. Ltd., Class H	104,000	84,887
PICC Property & Casualty Co. Ltd., Class H	34,000	50,426
Ping An Bank Co. Ltd., Class A	9,200	16,051
Ping An Healthcare & Technology Co. Ltd.*(a)	2,600	4,854
Ping An Insurance Group Co. of China Ltd., Class H	29,500	190,463
Postal Savings Bank of China Co. Ltd., Class H(a)	65,000	38,912
SF Holding Co. Ltd., Class A	2,800	17,995
Shenzhou International Group Holdings Ltd.	3,900	35,423
Silergy Corp.	1,000	14,788
Sino Biopharmaceutical Ltd.	48,000	23,050
Smoore International Holdings Ltd.(a)(b)	5,000	8,304
Sunny Optical Technology Group Co. Ltd.	2,800	20,727
Tencent Holdings Ltd.	25,500	1,459,582
Tencent Music Entertainment Group, ADR	1,861	22,425
Trip.com Group Ltd., ADR*	2,295	136,392
Want Want China Holdings Ltd.	27,000	18,562
Weibo Corp., ADR	481	4,848
Weichai Power Co. Ltd., Class H	10,000	18,487
Wharf Holdings Ltd.	7,000	20,006
Wuliangye Yibin Co. Ltd., Class A	1,200	27,864
WuXi AppTec Co. Ltd., Class H(a)	2,340	16,449
Wuxi Biologics Cayman, Inc.*(a)	11,500	25,909
Xiaomi Corp., Class B*(a)	65,000	188,285
Xinyi Solar Holdings Ltd.	24,026	13,053
XPeng, Inc., ADR*	579	7,052
Yum China Holdings, Inc.	1,789	80,541
Zai Lab Ltd., ADR*	411	9,922
Zijin Mining Group Co. Ltd., Class H	30,000	68,207
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	17,800	13,085
ZTE Corp., Class H	7,000	18,114
ZTO Express Cayman, Inc., ADR	1,869	46,295
Total China		7,553,118
Czech Republic - 0.1%
CEZ AS	949	36,983
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	2,314	17,349
OTP Bank Nyrt	1,076	56,423
Richter Gedeon Nyrt	935	28,876
Total Hungary		102,648
India - 16.0%
Adani Green Energy Ltd.*	1,793	40,710
Adani Ports & Special Economic Zone Ltd.	2,704	46,729
Ambuja Cements Ltd.	4,103	30,970
Apollo Hospitals Enterprise Ltd.	487	41,837
Asian Paints Ltd.	1,691	67,177
Aurobindo Pharma Ltd.	1,775	30,939
Avenue Supermarts Ltd.*(a)	778	47,313
Axis Bank Ltd.	10,271	151,023
Bajaj Finance Ltd.	1,208	111,039
Bajaj Finserv Ltd.	1,932	45,496
Bandhan Bank Ltd.(a)	4,417	10,475
Bharti Airtel Ltd.	11,551	235,641
Britannia Industries Ltd.	536	40,539
Cipla Ltd.	1,922	37,937
Divi's Laboratories Ltd.	619	40,207
Dr. Reddy's Laboratories Ltd.	581	46,809
GAIL India Ltd.	12,298	35,263
Godrej Consumer Products Ltd.	2,541	42,250
Grasim Industries Ltd.	1,888	62,982
HCL Technologies Ltd.	5,113	109,586
HDFC Life Insurance Co. Ltd.(a)	4,016	34,409
Hindalco Industries Ltd.	7,474	67,443
Hindustan Unilever Ltd.	3,771	133,122
ICICI Bank Ltd.	22,751	345,604
ICICI Lombard General Insurance Co. Ltd.(a)	1,166	30,254
Infosys Ltd.	15,131	338,655
ITC Ltd.	13,687	84,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

Investments	Shares	Value
JSW Steel Ltd.	4,831	$59,381
Kotak Mahindra Bank Ltd.	2,554	56,503
Larsen & Toubro Ltd.	3,067	134,520
Lupin Ltd.	1,501	39,246
Mahindra & Mahindra Ltd.	3,932	145,214
Marico Ltd.	2,541	21,086
Maruti Suzuki India Ltd.	670	105,839
NTPC Ltd.	20,599	108,942
Oil & Natural Gas Corp. Ltd.	12,359	43,890
Pidilite Industries Ltd.	781	31,309
Power Grid Corp. of India Ltd.	20,560	86,569
Reliance Industries Ltd.	12,657	446,032
Samvardhana Motherson International Ltd.	10,797	27,236
SBI Life Insurance Co. Ltd.(a)	2,242	49,334
Shriram Finance Ltd.	1,045	44,604
State Bank of India	7,922	74,483
Sun Pharmaceutical Industries Ltd.	3,894	89,528
Tata Consultancy Services Ltd.	4,197	213,778
Tata Consumer Products Ltd.	3,640	51,991
Tata Motors Ltd.	8,606	100,092
Tata Steel Ltd.	31,384	63,123
Tech Mahindra Ltd.	3,293	61,977
Titan Co. Ltd.	1,666	76,022
UltraTech Cement Ltd.	515	72,529
UPL Ltd.	2,352	17,209
Vedanta Ltd.	9,625	58,880
Wipro Ltd.	5,670	36,635
Total India		4,624,989
Indonesia - 1.7%
Astra International Tbk. PT	115,300	38,459
Bank Central Asia Tbk. PT	255,700	174,379
Bank Mandiri Persero Tbk. PT	201,600	92,211
Bank Rakyat Indonesia Persero Tbk. PT	305,800	99,981
Charoen Pokphand Indonesia Tbk. PT	55,800	17,322
Telkom Indonesia Persero Tbk. PT	252,500	49,866
Unilever Indonesia Tbk. PT	56,700	8,277
Total Indonesia		480,495
Kazakhstan - 0.0%
Solidcore Resources PLC*	2,011	6,656
Luxembourg - 0.1%
Reinet Investments SCA	864	24,008
Malaysia - 1.2%
CIMB Group Holdings Bhd.	39,543	77,197
Dialog Group Bhd.	19,800	10,324
Hartalega Holdings Bhd.	9,000	6,090
Hong Leong Bank Bhd.	3,300	17,254
IHH Healthcare Bhd.	18,200	31,602
Malayan Banking Bhd.	6,750	17,155
Petronas Chemicals Group Bhd.	11,200	15,319
Petronas Gas Bhd.	7,300	31,866
Press Metal Aluminium Holdings Bhd.	22,000	26,997
Public Bank Bhd.	69,000	76,304
Tenaga Nasional Bhd.	9,400	32,918
Top Glove Corp. Bhd.*	26,000	6,305
Total Malaysia		349,331
Mexico - 2.3%
America Movil SAB de CV, Series B	173,579	143,011
Cemex SAB de CV, Series CPO	76,332	46,963
Fibra Uno Administracion SA de CV	15,668	18,320
Fomento Economico Mexicano SAB de CV	9,198	91,201
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,909	33,297
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,297	36,879
Grupo Bimbo SAB de CV, Series A(b)	8,908	30,793
Grupo Financiero Banorte SAB de CV, Class O	12,651	90,033
Grupo Mexico SAB de CV, Series B	15,597	87,342
Grupo Televisa SAB, Series CPO	10,098	5,136
Ollamani SAB*(b)	1,937	3,637
Sitios Latinoamerica SAB de CV*(b)	20,740	3,767
Wal-Mart de Mexico SAB de CV	28,023	84,589
Total Mexico		674,968
Philippines - 0.5%
Ayala Corp.	1,660	19,892
Ayala Land, Inc.	47,300	30,893
Bank of the Philippine Islands	10,237	24,680
BDO Unibank, Inc.	13,142	37,054
JG Summit Holdings, Inc.	14,030	6,960
SM Investments Corp.	830	14,160
SM Prime Holdings, Inc.	40,700	23,460
Total Philippines		157,099
Poland - 0.8%
Allegro.eu SA*(a)	1,406	12,758
Bank Polska Kasa Opieki SA	1,009	38,637
CD Projekt SA	356	16,161
Dino Polska SA*(a)	154	14,078
KGHM Polska Miedz SA	879	36,511
ORLEN SA	1,489	21,685
Powszechna Kasa Oszczednosci Bank Polski SA	4,008	58,485
Powszechny Zaklad Ubezpieczen SA	2,730	29,945
Total Poland		228,260
Russia - 0.0%
Gazprom PJSC*†	99,020	0
GMK Norilskiy Nickel PAO*†	36,700	0
LUKOIL PJSC*†	2,998	0
Magnit PJSC*†	903	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

Investments	Shares	Value
MMC Norilsk Nickel PJSC, ADR*†	8	$0
Mobile TeleSystems PJSC, ADR*†	2,887	0
Nebius Group NV*†	2,324	0
Novatek PJSC*†	6,960	0
Novolipetsk Steel PJSC*†	12,900	0
Polyus PJSC*†	326	0
Rosneft Oil Co. PJSC*†	3,254	0
Rosneft Oil Co. PJSC, GDR*†(c)	1,340	0
Sberbank of Russia PJSC, ADR*†	21,191	0
Severstal PAO, GDR*†(c)	2,080	0
Surgutneftegas PJSC*†	112,960	0
Tatneft PJSC*†	12,210	0
TCS Group Holding PLC, GDR*†(c)	430	0
X5 Retail Group NV, GDR*†(c)	1,673	0
Total Russia		0
South Africa - 5.0%
Absa Group Ltd.	3,824	38,931
Anglo American Platinum Ltd.(b)	189	6,804
Aspen Pharmacare Holdings Ltd.	1,866	21,115
Bid Corp. Ltd.	1,458	37,460
Bidvest Group Ltd.	1,844	31,331
Capitec Bank Holdings Ltd.	317	56,005
Clicks Group Ltd.	1,102	25,386
Discovery Ltd.	2,247	22,402
Exxaro Resources Ltd.(b)	1,202	12,001
FirstRand Ltd.	21,866	105,393
Gold Fields Ltd.	4,422	68,984
Growthpoint Properties Ltd.	17,346	14,122
Impala Platinum Holdings Ltd.*(b)	3,684	20,686
Mr. Price Group Ltd.	1,779	27,896
MTN Group Ltd.	8,117	43,255
MultiChoice Group*	2,118	13,397
Naspers Ltd., Class N	2,223	541,144
Nedbank Group Ltd.	2,264	39,279
Northam Platinum Holdings Ltd.	2,141	13,547
Old Mutual Ltd.	33,599	26,711
Remgro Ltd.	2,933	26,778
Sanlam Ltd.	9,924	50,678
Sasol Ltd.	2,455	16,533
Shoprite Holdings Ltd.	2,708	46,480
Sibanye Stillwater Ltd.*	9,930	10,286
Standard Bank Group Ltd.	5,973	84,002
Vodacom Group Ltd.	2,131	13,537
Woolworths Holdings Ltd.(b)	6,894	27,248
Total South Africa		1,441,391
South Korea - 10.2%
Amorepacific Corp.	159	17,958
Celltrion, Inc.	593	88,608
CJ CheilJedang Corp.	33	7,671
Coway Co. Ltd.	266	13,567
E-MART, Inc.	106	4,799
Hana Financial Group, Inc.	1,321	59,398
Hankook Tire & Technology Co. Ltd.	346	10,967
Hanon Systems	945	3,075
Hanwha Galleria Corp.*	2,272	2,412
Hanwha Solutions Corp.	562	11,109
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	176	25,262
HLB, Inc.*	444	29,097
Hyundai Engineering & Construction Co. Ltd.	515	12,012
Hyundai Glovis Co. Ltd.	168	15,686
Hyundai Motor Co.	746	139,194
Hyundai Steel Co.	356	7,595
Kakao Corp.	314	8,680
KB Financial Group, Inc.	1,647	101,891
Kia Corp.	1,122	85,714
Korea Electric Power Corp.	1,151	18,088
Korea Investment Holdings Co. Ltd.	228	12,797
Korean Air Lines Co. Ltd.	616	10,622
KT&G Corp.	476	39,639
Kumho Petrochemical Co. Ltd.	116	14,007
LG Chem Ltd.	206	56,159
LG Display Co. Ltd.*	1,880	15,728
LG Electronics, Inc.	480	38,284
LG H&H Co. Ltd.	45	13,042
Lotte Chemical Corp.	86	6,675
NAVER Corp.	545	70,600
NCSoft Corp.	62	9,056
Orion Corp.	116	8,649
POSCO Future M Co. Ltd.	117	22,368
POSCO Holdings, Inc.	309	90,973
S-Oil Corp.	224	10,483
Samsung Biologics Co. Ltd.*(a)	65	48,562
Samsung Electro-Mechanics Co. Ltd.	263	26,648
Samsung Electronics Co. Ltd.	23,517	1,105,984
Samsung Fire & Marine Insurance Co. Ltd.	134	35,301
Samsung Heavy Industries Co. Ltd.*	2,111	16,191
Samsung Life Insurance Co. Ltd.	300	21,381
Samsung SDI Co. Ltd.	228	65,992
Samsung SDS Co. Ltd.	144	17,035
Shinhan Financial Group Co. Ltd.	1,746	74,102
SK Hynix, Inc.	2,352	314,032
SK Innovation Co. Ltd.*	259	23,193
SK Square Co. Ltd.*	197	12,172
SK Telecom Co. Ltd.	431	18,424
SK, Inc.	144	16,870
Woori Financial Group, Inc.	2,309	27,368
Yuhan Corp.	248	27,043
Total South Korea		2,932,163
Taiwan - 18.8%
Acer, Inc.	17,000	21,917
Advantech Co. Ltd.	3,299	33,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

Investments	Shares	Value
ASE Technology Holding Co. Ltd.	16,000	$76,343
Asia Cement Corp.	16,000	24,142
AUO Corp.	32,800	17,671
Cathay Financial Holding Co. Ltd.	33,468	70,328
Chang Hwa Commercial Bank Ltd.	24,019	13,586
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,821
China Steel Corp.	60,000	43,891
Chunghwa Telecom Co. Ltd.	18,000	71,382
Compal Electronics, Inc.	27,000	28,411
CTBC Financial Holding Co. Ltd.	73,000	79,352
Delta Electronics, Inc.	9,000	108,211
E.Sun Financial Holding Co. Ltd.	58,127	51,521
Evergreen Marine Corp. Taiwan Ltd.	3,600	22,865
Far EasTone Telecommunications Co. Ltd.	13,000	37,258
First Financial Holding Co. Ltd.	45,236	39,166
Formosa Chemicals & Fibre Corp.	15,000	20,595
Formosa Petrochemical Corp.	5,000	8,326
Formosa Plastics Corp.	17,000	28,739
Fubon Financial Holding Co. Ltd.	37,091	105,953
Giant Manufacturing Co. Ltd.	2,036	14,411
Hon Hai Precision Industry Co. Ltd.	51,000	302,166
Hotai Motor Co. Ltd.	2,060	46,152
Hua Nan Financial Holdings Co. Ltd.	37,065	30,100
Innolux Corp.	26,471	13,509
KGI Financial Holding Co. Ltd.	64,000	33,369
Largan Precision Co. Ltd.	1,000	80,262
Lite-On Technology Corp., ADR	9,000	28,297
MediaTek, Inc.	6,000	222,773
Mega Financial Holding Co. Ltd.	42,934	53,317
Nan Ya Plastics Corp.	21,000	30,525
Nanya Technology Corp.*	6,000	8,977
Novatek Microelectronics Corp.	4,000	65,473
President Chain Store Corp.	4,000	37,287
Quanta Computer, Inc.	12,000	100,106
SinoPac Financial Holdings Co. Ltd.	78,614	60,240
Taishin Financial Holding Co. Ltd.	57,334	33,335
Taiwan Cooperative Financial Holding Co. Ltd.	49,957	40,886
Taiwan Mobile Co. Ltd.	6,000	21,803
Taiwan Semiconductor Manufacturing Co. Ltd.	99,000	2,993,791
TCC Group Holdings Co. Ltd.	26,997	28,834
Uni-President Enterprises Corp.	26,000	71,641
Unimicron Technology Corp.	6,000	27,302
United Microelectronics Corp.	56,000	95,202
Winbond Electronics Corp.*	26,809	18,086
Yuanta Financial Holding Co. Ltd.	55,366	55,460
Total Taiwan		5,426,297
Thailand - 2.0%
Advanced Info Service PCL, NVDR	6,800	54,945
Airports of Thailand PCL, NVDR	21,800	43,360
Bangkok Dusit Medical Services PCL, NVDR	35,500	33,098
Central Pattana PCL, NVDR	18,500	38,521
Charoen Pokphand Foods PCL, NVDR	27,000	20,138
CP ALL PCL, NVDR	21,900	44,579
Delta Electronics Thailand PCL, NVDR	16,400	54,535
Energy Absolute PCL, NVDR	13,200	3,672
Gulf Energy Development PCL, NVDR	11,500	20,371
Home Product Center PCL, NVDR	43,100	13,930
Intouch Holdings PCL, NVDR	10,900	31,334
Kasikornbank PCL, NVDR	9,500	44,286
Minor International PCL, NVDR	22,300	19,578
PTT Exploration & Production PCL, NVDR	6,000	24,427
PTT Global Chemical PCL, NVDR	13,400	12,493
PTT Oil & Retail Business PCL, NVDR	27,400	14,987
PTT PCL, NVDR	60,800	64,244
SCB X PCL, NVDR	4,200	14,227
Siam Cement PCL, NVDR	3,700	27,712
Total Thailand		580,437
Turkey - 0.1%
BIM Birlesik Magazalar AS	2,417	35,084
TOTAL COMMON STOCKS (Cost: $24,083,190)		25,614,575
PREFERRED STOCKS - 2.4%
Brazil - 2.3%
Banco Bradesco SA, 10.60%	35,362	95,454
Gerdau SA, 6.06%	8,301	29,114
Itau Unibanco Holding SA, 7.24%	26,142	173,342
Itausa SA, 8.62%	36,312	73,814
Petroleo Brasileiro SA, 14.35%	44,524	294,412
Total Brazil		666,136
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, 2.07%	514	21,355
TOTAL PREFERRED STOCKS (Cost: $512,111)		687,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $71,753)	71,753	$71,753
TOTAL INVESTMENTS IN SECURITIES - 91.3% (Cost: $24,667,054)		26,373,819
Other Assets less Liabilities - 8.7%		2,504,539
NET ASSETS - 100.0%		$28,878,358
*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $9,526, which represents 0.03% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $241,562 and the total market value of the collateral held by the Fund was $252,377. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $180,624.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/1/2024	3,212	USD	104,197	THB	$—	$(26)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2024

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	16	12/31/24	$3,331,875	$9,612
5 Year U.S. Treasury Note	30	12/31/24	3,296,484	4,903
10 Year U.S. Treasury Note	29	12/19/24	3,314,156	6,177
U.S. Treasury Long Bond	26	12/19/24	3,228,875	6,906
Ultra 10 Year U.S. Treasury Note	28	12/19/24	3,312,313	(1,951)
			$16,483,703	$25,647

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$7,543,592	$—	$9,526	*	$7,553,118
Russia	—	—	0	*	0
Other	18,061,457	—	—		18,061,457
Preferred Stocks	687,491	—	—		687,491
Investment of Cash Collateral for Securities Loaned	—	71,753	—		71,753
Total Investments in Securities	$26,292,540	$71,753	$9,526		$26,373,819
Financial Derivative Instruments
Futures Contracts[1]	$27,598	$—	$—		$27,598
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(26)	$—		$(26)
Futures Contracts[1]	(1,951)	—	—		(1,951)
Total - Net	$26,318,187	$71,727	$9,526		$26,399,440
*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 88.7%
Australia - 6.6%
ANZ Group Holdings Ltd.	57,644	$1,218,912
Aristocrat Leisure Ltd.	13,391	544,395
ASX Ltd.	5,608	248,723
BHP Group Ltd.	95,757	3,053,189
Brambles Ltd.	29,644	391,362
Cochlear Ltd.	441	86,304
Coles Group Ltd.	25,654	321,422
Commonwealth Bank of Australia(a)	34,949	3,282,649
CSL Ltd.	8,863	1,760,252
Dexus	4,344	22,843
Fortescue Ltd.	32,540	466,843
Goodman Group	33,159	850,920
Insurance Australia Group Ltd.	62,727	320,284
Lottery Corp. Ltd.	38,148	135,502
Macquarie Group Ltd.	6,612	1,065,899
National Australia Bank Ltd.(a)	64,230	1,664,300
Northern Star Resources Ltd.	20,682	229,140
QBE Insurance Group Ltd.	34,019	390,355
Ramsay Health Care Ltd.(a)	3,620	104,523
Rio Tinto Ltd.	6,673	597,794
Rio Tinto PLC	23,881	1,697,416
Santos Ltd.	17,158	83,562
Scentre Group	52,426	132,753
Sonic Healthcare Ltd.	9,934	187,661
South32 Ltd.	97,224	254,283
Stockland	17,893	65,046
Tabcorp Holdings Ltd.	38,148	13,365
Telstra Group Ltd.	131,755	354,652
Transurban Group	55,490	505,455
Wesfarmers Ltd.	24,095	1,177,302
Westpac Banking Corp.	72,803	1,602,085
Woodside Energy Group Ltd.(a)	34,373	600,926
Woolworths Group Ltd.	24,318	561,792
Total Australia		23,991,909
Austria - 0.1%
Erste Group Bank AG	5,400	296,813
Mondi PLC	8,052	153,476
Total Austria		450,289
Belgium - 0.6%
Ageas SA(a)	3,620	193,601
Anheuser-Busch InBev SA	15,641	1,036,546
KBC Group NV	4,853	386,824
Solvay SA(a)	905	35,553
Syensqo SA(a)	1,066	94,713
UCB SA(a)	2,172	392,698
Umicore SA(a)	4,402	57,284
Total Belgium		2,197,219
China - 0.3%
BOC Hong Kong Holdings Ltd.	93,500	299,729
Prosus NV	21,316	933,985
Total China		1,233,714
Denmark - 3.2%
Ambu AS, Class B*	4,887	95,955
AP Moller - Maersk AS, Class B	159	268,035
Carlsberg AS, Class B	1,107	132,187
Coloplast AS, Class B	3,056	400,329
Danske Bank AS	8,083	243,839
DSV AS	4,251	879,857
Genmab AS*	1,267	307,290
GN Store Nord AS*	2,650	59,411
Novo Nordisk AS, Class B	64,824	7,635,830
Novonesis (Novozymes) B, Class B	7,667	553,489
Orsted AS*(b)	3,563	237,480
Pandora AS	1,991	328,629
Svitzer Group AS*	318	13,330
Vestas Wind Systems AS*	20,068	444,203
Total Denmark		11,599,864
Finland - 0.8%
Elisa OYJ	1,566	83,227
Fortum OYJ(a)	7,858	129,751
Kesko OYJ, Class B(a)	5,392	115,330
Kone OYJ, Class B	7,054	422,760
Neste OYJ(a)	8,675	168,753
Nokia OYJ	130,667	572,240
Nordea Bank Abp	48,656	574,084
Sampo OYJ, Class A(a)	7,418	346,884
Stora Enso OYJ, Class R(a)	8,145	104,538
UPM-Kymmene OYJ	7,780	261,094
Total Finland		2,778,661
France - 10.4%
Air Liquide SA	11,968	2,314,215
Airbus SE	12,142	1,778,173
Alstom SA*(a)	6,387	132,834
Arkema SA	1,079	102,961
Atos SE*(a)	1,810	1,432
AXA SA	37,850	1,458,634
BNP Paribas SA	21,035	1,444,955
Bouygues SA	1,226	41,130
Bureau Veritas SA(a)	3,574	118,785
Capgemini SE	3,607	780,764
Carrefour SA	10,469	178,881
Cie de Saint-Gobain SA	11,400	1,039,721
Cie Generale des Etablissements Michelin SCA	10,857	441,784
Credit Agricole SA	13,127	201,077
Danone SA	10,862	792,087
Dassault Systemes SE	15,785	627,688
Edenred SE	3,982	151,189
Eiffage SA	545	52,699
Engie SA	34,919	604,641
EssilorLuxottica SA	5,799	1,375,942
Hermes International SCA	618	1,521,520
Kering SA	1,537	440,593
L'Oreal SA	5,286	2,371,870
Legrand SA	5,789	667,402
LVMH Moet Hennessy Louis Vuitton SE	5,466	4,200,078
Orange SA	29,215	335,347
Pernod Ricard SA(a)	4,115	622,749
Publicis Groupe SA	3,991	437,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2024

Investments	Shares	Value
Renault SA	3,387	$147,385
Safran SA	6,518	1,535,629
Sanofi SA	21,639	2,485,057
Sartorius Stedim Biotech	543	113,779
Schneider Electric SE	11,264	2,969,315
Societe Generale SA	11,418	284,807
Sodexo SA	1,448	119,021
Teleperformance SE(a)	942	97,773
Thales SA	1,509	240,071
TotalEnergies SE(a)	50,430	3,292,521
Unibail-Rodamco-Westfield*(a)	1,627	142,723
Valeo SE(a)	1,609	19,430
Veolia Environnement SA	10,133	333,840
Vinci SA	10,229	1,198,117
Vivendi SE	15,715	182,052
Worldline SA*(a)(b)	3,982	29,056
Total France		37,427,125
Germany - 7.8%
adidas AG	3,866	1,026,455
Allianz SE, Registered Shares	8,155	2,684,910
BASF SE	19,149	1,016,310
Bayer AG, Registered Shares	18,251	617,691
Bayerische Motoren Werke AG	5,488	484,968
Beiersdorf AG	1,991	300,311
Brenntag SE	2,886	215,737
Continental AG	1,991	129,190
Covestro AG*(b)	4,349	271,516
Daimler Truck Holding AG	5,660	212,436
Delivery Hero SE*(b)	1,961	79,270
Deutsche Bank AG, Registered Shares	38,611	667,837
Deutsche Boerse AG	3,959	930,966
Deutsche Post AG, Registered Shares	19,987	892,929
Deutsche Telekom AG, Registered Shares	65,360	1,925,020
Deutsche Wohnen SE	6,502	180,325
E.ON SE	43,325	645,753
Fresenius Medical Care AG	3,274	139,544
Fresenius SE & Co. KGaA*	7,324	279,794
Hannover Rueck SE	1,127	322,120
Heidelberg Materials AG	2,754	299,984
HelloFresh SE*	2,344	24,057
Infineon Technologies AG	29,728	1,043,778
Knorr-Bremse AG	1,267	112,911
Mercedes-Benz Group AG	15,396	997,284
Merck KGaA	2,547	449,128
MTU Aero Engines AG	1,088	339,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,896	1,597,618
Puma SE	1,828	76,505
RWE AG	13,146	479,468
SAP SE	21,432	4,889,082
Scout24 SE(b)	3,389	292,182
Siemens AG, Registered Shares	15,166	3,069,364
Siemens Energy AG*	9,245	341,212
Siemens Healthineers AG(b)	5,768	346,717
Symrise AG	2,496	345,701
Vonovia SE	7,805	285,104
Zalando SE*(b)	2,417	79,900
Total Germany		28,093,071
Hong Kong - 1.5%
AIA Group Ltd.	247,200	2,216,605
CK Asset Holdings Ltd.	72,500	319,215
CLP Holdings Ltd.	25,000	221,596
Hang Seng Bank Ltd.	19,700	247,914
Hong Kong & China Gas Co. Ltd.	205,100	168,991
Hong Kong Exchanges & Clearing Ltd.	20,700	869,307
Link REIT	60,994	308,209
MTR Corp. Ltd.	41,500	156,811
Power Assets Holdings Ltd.	27,500	176,312
Sun Hung Kai Properties Ltd.	23,000	253,318
Techtronic Industries Co. Ltd.	21,000	319,292
WH Group Ltd.(b)	319,500	253,379
Total Hong Kong		5,510,949
Ireland - 0.6%
CRH PLC	14,983	1,370,243
Kerry Group PLC, Class A	3,621	376,440
Kingspan Group PLC	3,453	325,061
Total Ireland		2,071,744
Israel - 0.4%
Bank Hapoalim BM	19,324	193,723
Bank Leumi Le-Israel BM	23,148	226,769
Check Point Software Technologies Ltd.*	2,110	406,829
Nice Ltd.*	1,595	278,204
Teva Pharmaceutical Industries Ltd., ADR*	14,541	262,029
Wix.com Ltd.*	1,074	179,541
Total Israel		1,547,095
Italy - 2.2%
Enel SpA	150,370	1,204,112
Eni SpA	50,605	772,728
Ferrari NV(a)	2,404	1,126,049
FinecoBank Banca Fineco SpA(a)	16,253	278,890
Generali(a)	19,328	559,768
Intesa Sanpaolo SpA	308,392	1,320,794
Moncler SpA(a)	4,887	310,995
Nexi SpA*(a)(b)	9,256	62,931
Prysmian SpA(a)	5,249	381,951
Snam SpA(a)	28,743	146,631
Telecom Italia SpA*(a)	269,768	75,118
Terna - Rete Elettrica Nazionale(a)	13,402	120,975
UniCredit SpA	39,415	1,731,632
Total Italy		8,092,574
Japan - 20.7%
Aeon Co. Ltd.	18,100	493,372
Ajinomoto Co., Inc.(a)	16,000	620,358
Asahi Group Holdings Ltd.	51,000	669,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2024

Investments	Shares	Value
Asahi Kasei Corp.	54,254	$410,395
Astellas Pharma, Inc.(a)	55,700	641,344
Bridgestone Corp.	18,100	695,959
Canon, Inc.	33,500	1,101,444
Central Japan Railway Co.	2,500	57,973
Chugai Pharmaceutical Co. Ltd.	18,100	877,162
Dai-ichi Life Holdings, Inc.	30,800	792,824
Daiichi Sankyo Co. Ltd.	38,200	1,257,577
Daikin Industries Ltd.	4,100	575,416
Daiwa House Industry Co. Ltd.	17,300	544,858
FANUC Corp.(a)	3,000	87,878
Fast Retailing Co. Ltd.(a)	2,300	762,486
Fujitsu Ltd.	22,700	465,855
Hitachi Ltd.	90,500	2,392,201
Honda Motor Co. Ltd.	108,600	1,144,537
Hoya Corp.	4,500	622,431
ITOCHU Corp.	35,700	1,916,279
Japan Exchange Group, Inc.(a)	36,200	469,583
Japan Post Holdings Co. Ltd.(a)	57,900	552,932
Japan Tobacco, Inc.(a)	36,200	1,057,605
Kao Corp.	16,100	800,160
KDDI Corp.	36,200	1,162,631
Keyence Corp.	3,400	1,624,888
Kirin Holdings Co. Ltd.	36,200	553,224
Komatsu Ltd.	30,100	834,568
Kubota Corp.	36,000	511,158
Kyowa Kirin Co. Ltd.	16,200	286,195
LY Corp.	92,600	271,443
M3, Inc.	17,100	171,909
Marubeni Corp.	50,900	832,676
Minebea Mitsumi, Inc.(a)	18,100	356,584
MISUMI Group, Inc.	16,200	293,331
Mitsubishi Chemical Group Corp.(a)	72,400	465,103
Mitsubishi Corp.(a)	105,600	2,179,698
Mitsubishi Electric Corp.	57,600	927,584
Mitsubishi Estate Co. Ltd.	38,500	607,888
Mitsubishi Heavy Industries Ltd.	78,800	1,166,520
Mitsubishi UFJ Financial Group, Inc.	287,100	2,917,365
Mitsui Fudosan Co. Ltd.	95,000	888,633
Mizuho Financial Group, Inc.(a)	69,500	1,426,538
Murata Manufacturing Co. Ltd.	52,800	1,035,956
Nexon Co. Ltd.	17,200	340,236
NIDEC Corp.	3,800	79,857
Nihon M&A Center Holdings, Inc.(a)	17,000	77,810
Nintendo Co. Ltd.	18,100	966,244
Nippon Paint Holdings Co. Ltd.(a)	33,900	260,104
Nippon Steel Corp.(a)	21,200	473,977
Nippon Telegraph & Telephone Corp.	504,900	518,172
Nissan Motor Co. Ltd.(a)	88,600	249,311
Nomura Holdings, Inc.(a)	137,700	715,262
Nomura Research Institute Ltd.	2,300	85,221
NTT Data Group Corp.	20,400	367,169
Odakyu Electric Railway Co. Ltd.(a)	18,100	202,334
Olympus Corp.	35,800	680,385
Ono Pharmaceutical Co. Ltd.(a)	16,500	220,496
Otsuka Holdings Co. Ltd.	14,900	841,979
Pan Pacific International Holdings Corp.	16,900	436,560
Panasonic Holdings Corp.	57,200	497,061
Rakuten Group, Inc.*(a)	38,400	248,483
Recruit Holdings Co. Ltd.	34,300	2,087,399
Renesas Electronics Corp.	29,800	433,125
Resona Holdings, Inc.	75,100	523,768
Sekisui House Ltd.	25,700	714,009
Seven & i Holdings Co. Ltd.	54,300	815,031
Shimadzu Corp.(a)	14,700	490,617
Shin-Etsu Chemical Co. Ltd.	28,700	1,199,244
Shiseido Co. Ltd.	2,000	54,181
SoftBank Corp.(a)	845,000	1,105,872
SoftBank Group Corp.	35,800	2,109,107
Sompo Holdings, Inc.	39,800	890,659
Sony Group Corp.	152,000	2,951,482
Subaru Corp.	18,400	319,273
Sumitomo Chemical Co. Ltd.(a)	108,600	309,385
Sumitomo Corp.	37,900	846,285
Sumitomo Electric Industries Ltd.(a)	30,400	487,858
Sumitomo Mitsui Financial Group, Inc.	100,500	2,139,419
Sumitomo Mitsui Trust Holdings, Inc.	30,600	725,424
Sumitomo Realty & Development Co. Ltd.(a)	16,700	561,103
Suzuki Motor Corp.(a)	53,300	593,402
Takeda Pharmaceutical Co. Ltd.(a)	36,200	1,038,371
Terumo Corp.	36,200	683,305
Tokio Marine Holdings, Inc.	36,800	1,345,783
Tokyo Electron Ltd.	11,500	2,033,242
Tokyo Gas Co. Ltd.(a)	15,200	354,603
Toray Industries, Inc.	55,300	325,985
Toyota Motor Corp.	242,700	4,313,931
Unicharm Corp.(a)	14,600	529,025
Yamato Holdings Co. Ltd.(a)	17,400	198,767
Total Japan		74,964,604
Luxembourg - 0.1%
ArcelorMittal SA	13,222	347,366
Eurofins Scientific SE(a)	2,518	159,901
Total Luxembourg		507,267
Macau - 0.1%
Sands China Ltd.*	76,800	196,956
Netherlands - 3.8%
Adyen NV*(a)(b)	353	552,576
Aegon Ltd.(a)	25,652	165,132
Akzo Nobel NV(a)	3,837	271,069
Argenx SE*	856	463,913
ASM International NV	1,128	741,998
ASML Holding NV	8,493	7,067,255
Ferrovial SE(a)	9,862	424,630
Heineken NV(a)	4,706	418,280
ING Groep NV	74,455	1,352,296
Just Eat Takeaway.com NV*(b)	1,995	30,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2024

Investments	Shares	Value
Koninklijke Ahold Delhaize NV(a)	20,074	$695,183
Koninklijke KPN NV	64,718	265,006
Koninklijke Philips NV*(a)	18,156	596,138
Pluxee NV*	1,448	30,605
Randstad NV(a)	1,086	54,057
Wolters Kluwer NV	3,982	672,394
Total Netherlands		13,800,557
New Zealand - 0.1%
Xero Ltd.*	3,713	384,942
Norway - 0.4%
DNB Bank ASA	15,708	322,731
Equinor ASA	21,168	536,001
Mowi ASA	9,952	179,289
Norsk Hydro ASA	34,152	221,981
Telenor ASA	10,594	135,786
Yara International ASA	5,117	162,313
Total Norway		1,558,101
Portugal - 0.1%
EDP SA	58,423	267,463
Singapore - 0.9%
DBS Group Holdings Ltd.	42,360	1,257,253
Oversea-Chinese Banking Corp. Ltd.	72,400	852,761
Singapore Telecommunications Ltd.	234,300	592,147
United Overseas Bank Ltd.	18,100	454,194
Total Singapore		3,156,355
Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	4,465	206,702
Aena SME SA(b)	1,629	359,246
Amadeus IT Group SA(a)	10,310	747,001
Banco Bilbao Vizcaya Argentaria SA(a)	126,944	1,375,389
Banco Santander SA	264,866	1,359,925
CaixaBank SA(a)	56,935	340,841
Cellnex Telecom SA*(a)(b)	6,321	256,997
Endesa SA	5,491	120,297
Grifols SA*(a)	4,235	48,328
Iberdrola SA	121,779	1,887,811
Industria de Diseno Textil SA(a)	23,131	1,371,828
Repsol SA	29,281	387,084
Telefonica SA(a)	94,190	462,111
Total Spain		8,923,560
Sweden - 2.3%
Alfa Laval AB	6,839	328,976
Alleima AB	2,037	14,348
Assa Abloy AB, Class B(a)	21,203	714,534
Atlas Copco AB, Class A	80,113	1,552,611
Boliden AB	5,607	190,558
Epiroc AB, Class A(a)	22,612	489,645
EQT AB	3,530	121,015
Essity AB, Class B	10,558	330,074
Evolution AB(b)	3,322	327,068
H & M Hennes & Mauritz AB, Class B(a)	17,161	292,546
Hexagon AB, Class B(a)	53,609	577,521
Kinnevik AB, Class B	6,392	52,074
Nibe Industrier AB, Class B(a)	21,464	117,859
Sandvik AB	26,748	598,733
Skandinaviska Enskilda Banken AB, Class A	12,668	194,020
Skanska AB, Class B(a)	3,439	71,857
SKF AB, Class B	7,795	155,337
Svenska Cellulosa AB SCA, Class B(a)	13,903	202,923
Svenska Handelsbanken AB, Class A	20,824	214,165
Swedbank AB, Class A	11,230	238,524
Telefonaktiebolaget LM Ericsson, Class B(a)	66,956	506,764
Telia Co. AB	24,715	80,070
Volvo AB, Class B	31,273	827,439
Total Sweden		8,198,661
Switzerland - 9.3%
ABB Ltd., Registered Shares	41,710	2,422,349
Accelleron Industries AG	2,325	120,832
Adecco Group AG, Registered Shares	2,350	80,177
Alcon, Inc.	10,770	1,076,553
Cie Financiere Richemont SA, Class A, Registered Shares	10,535	1,671,013
DSM-Firmenich AG	3,316	457,607
Geberit AG, Registered Shares	1,017	664,778
Givaudan SA, Registered Shares	181	995,602
Holcim AG, Registered Shares	7,237	708,300
Julius Baer Group Ltd.(a)	3,393	204,734
Kuehne & Nagel International AG, Registered Shares(a)	1,207	330,242
Logitech International SA, Registered Shares	4,009	359,101
Lonza Group AG, Registered Shares	1,318	835,283
Nestle SA, Registered Shares	53,534	5,391,795
Novartis AG, Registered Shares	41,342	4,761,277
Partners Group Holding AG(a)	414	623,294
Roche Holding AG	13,345	4,280,905
Sandoz Group AG	8,593	359,285
Schindler Holding AG, Participation Certificate	1,499	440,699
Sika AG, Registered Shares	3,010	999,468
Sonova Holding AG, Registered Shares	1,443	519,689
STMicroelectronics NV	17,429	518,386
Straumann Holding AG, Registered Shares(a)	1,810	296,642
Swatch Group AG, Bearer Shares(a)	905	194,454
Swiss Life Holding AG, Registered Shares	386	323,059
Swiss Re AG	5,314	735,159
Swisscom AG, Registered Shares	373	244,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2024

Investments	Shares	Value
Temenos AG, Registered Shares	1,581	$110,954
UBS Group AG, Registered Shares	65,014	2,008,494
Zurich Insurance Group AG	2,896	1,750,200
Total Switzerland		33,484,635
United Kingdom - 13.1%
abrdn PLC(a)	32,560	71,342
Admiral Group PLC	3,070	114,643
Anglo American PLC	23,767	774,361
Antofagasta PLC	8,139	219,764
Ashtead Group PLC	9,528	739,473
Associated British Foods PLC	5,270	164,918
AstraZeneca PLC	24,763	3,849,050
Aviva PLC	46,426	301,155
BAE Systems PLC	54,718	908,275
Barclays PLC	331,926	999,761
Barratt Developments PLC	22,410	143,895
BP PLC	395,336	2,077,121
British American Tobacco PLC	44,371	1,621,243
BT Group PLC(a)	161,392	320,178
Bunzl PLC	6,875	325,898
Burberry Group PLC	7,599	71,452
CK Hutchison Holdings Ltd.	77,000	443,116
Coca-Cola Europacific Partners PLC	2,896	228,060
Compass Group PLC	38,210	1,226,996
Croda International PLC	3,697	209,120
DCC PLC	1,301	88,913
Diageo PLC	43,620	1,523,006
Dowlais Group PLC	75,533	59,118
Entain PLC	12,796	130,995
Experian PLC	20,048	1,057,100
Flutter Entertainment PLC*	3,267	770,170
Glencore PLC*	189,233	1,085,620
Haleon PLC	97,224	512,386
Halma PLC	10,079	352,587
HSBC Holdings PLC	383,513	3,442,531
Imperial Brands PLC	13,293	387,458
Informa PLC	34,712	381,893
InterContinental Hotels Group PLC	3,620	395,058
Intertek Group PLC	3,439	238,026
James Hardie Industries PLC, CDI*	9,274	369,495
Johnson Matthey PLC	4,419	90,156
Kingfisher PLC	33,665	145,404
Legal & General Group PLC	127,365	386,613
Lloyds Banking Group PLC	1,330,205	1,049,150
London Stock Exchange Group PLC	6,061	830,878
Melrose Industries PLC	27,520	168,217
National Grid PLC	82,076	1,133,954
NatWest Group PLC	84,807	391,206
Next PLC	2,727	357,812
Ocado Group PLC*	6,491	33,460
Pearson PLC	14,805	201,268
Persimmon PLC	3,757	82,823
Prudential PLC	51,019	475,345
Reckitt Benckiser Group PLC	14,649	899,354
RELX PLC	36,766	1,730,500
Rentokil Initial PLC	34,893	170,553
Rolls-Royce Holdings PLC*	166,999	1,180,949
Sage Group PLC	26,461	363,630
Segro PLC	10,517	123,295
Shell PLC	148,021	4,814,785
Smith & Nephew PLC	20,585	319,743
Smiths Group PLC	7,414	166,774
Spirax Group PLC	1,629	164,207
SSE PLC	19,490	492,271
St. James's Place PLC	10,738	105,721
Standard Chartered PLC	51,524	548,056
Taylor Wimpey PLC	69,752	153,722
Tesco PLC	141,161	679,185
Unilever PLC	50,916	3,304,850
United Utilities Group PLC	12,422	174,204
Vodafone Group PLC	508,123	511,450
Whitbread PLC	4,525	190,221
WPP PLC	25,304	259,042
Total United Kingdom		47,302,975
United States - 0.8%
Ferguson Enterprises, Inc.	4,484	884,148
GSK PLC	74,281	1,510,991
Qiagen NV*	3,330	150,405
Stellantis NV(a)	34,374	476,009
Total United States		3,021,553
TOTAL COMMON STOCKS (Cost: $262,347,052)		320,761,843
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA, 2.24%	5,608	528,244
Porsche Automobil Holding SE, 6.08%	2,715	124,475
Sartorius AG, 0.34%	799	224,893
Volkswagen AG, 8.60%	3,774	400,811
TOTAL PREFERRED STOCKS (Cost: $1,473,509)		1,278,423
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.9%
United States - 7.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $28,703,764)	28,703,764	28,703,764
TOTAL INVESTMENTS IN SECURITIES - 97.0% (Cost: $292,524,325)		350,744,030
Other Assets less Liabilities - 3.0%		10,753,653
NET ASSETS - 100.0%		$361,497,683
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $31,336,099 and the total market value of the collateral held by the Fund was $33,404,316. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,700,552.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2024

(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	205	12/31/24	$42,689,649	$121,049
5 Year U.S. Treasury Note	389	12/31/24	42,744,414	65,695
10 Year U.S. Treasury Note	374	12/19/24	42,741,188	78,385
U.S. Treasury Long Bond	349	12/19/24	43,341,437	76,807
Ultra 10 Year U.S. Treasury Note	362	12/19/24	42,823,469	(26,450)
			$214,340,157	$315,486

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Belgium	$2,102,506	$94,713	$—	$2,197,219
Other	318,564,624	—	—	318,564,624
Preferred Stocks	1,278,423	—	—	1,278,423
Investment of Cash Collateral for Securities Loaned	—	28,703,764	—	28,703,764
Total Investments in Securities	$321,945,553	$28,798,477	$—	$350,744,030
Financial Derivative Instruments
Futures Contracts[1]	$341,936	$—	$—	$341,936
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(26,450)	$—	$—	$(26,450)
Total - Net	$322,261,039	$28,798,477	$—	$351,059,516
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 89.8%
Mexico - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp.	15,162	$1,753,789
Russia - 0.0%
Interactive Media & Services - 0.0%
Nebius Group NV*†	6,719	0
South Korea - 0.1%
Broadline Retail - 0.1%
Coupang, Inc.*	36,606	898,677
United States - 89.6%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc.*	1,553	620,579
Boeing Co.*	11,679	1,775,675
General Dynamics Corp.	5,126	1,549,077
General Electric Co.	21,224	4,002,422
HEICO Corp.	2,501	653,962
Howmet Aerospace, Inc.	8,404	842,501
L3Harris Technologies, Inc.	3,514	835,875
Lockheed Martin Corp.	4,862	2,842,131
Northrop Grumman Corp.	3,018	1,593,715
RTX Corp.	28,839	3,494,133
Textron, Inc.	3,955	350,334
TransDigm Group, Inc.	1,116	1,592,677
Total Aerospace & Defense		20,153,081
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	2,056	270,158
FedEx Corp.	4,918	1,345,958
United Parcel Service, Inc., Class B	18,417	2,510,974
Total Air Freight & Logistics		4,127,090
Automobiles - 1.7%
Ford Motor Co.	87,645	925,531
General Motors Co.	26,449	1,185,973
Rivian Automotive, Inc., Class A*(a)	22,024	247,109
Tesla, Inc.*	66,169	17,311,796
Total Automobiles		19,670,409
Banks - 2.7%
Bank of America Corp.	160,499	6,368,600
Citigroup, Inc.	34,241	2,143,487
Citizens Financial Group, Inc.	9,614	394,847
Fifth Third Bancorp	12,315	527,575
First Citizens BancShares, Inc., Class A	289	532,034
Huntington Bancshares, Inc.	18,084	265,835
JPMorgan Chase & Co.	58,243	12,281,119
KeyCorp	22,147	370,962
M&T Bank Corp.	3,181	566,600
PNC Financial Services Group, Inc.	7,033	1,300,050
Regions Financial Corp.	21,965	512,443
Truist Financial Corp.	29,144	1,246,489
U.S. Bancorp	23,059	1,054,488
Wells Fargo & Co.	74,126	4,187,378
Total Banks		31,751,907
Beverages - 1.3%
Brown-Forman Corp., Class B	16,356	804,715
Coca-Cola Co.	85,695	6,158,043
Constellation Brands, Inc., Class A	4,006	1,032,306
Keurig Dr. Pepper, Inc.	27,856	1,044,043
Molson Coors Beverage Co., Class B	6,574	378,136
Monster Beverage Corp.*	22,798	1,189,372
PepsiCo, Inc.	26,486	4,503,944
Total Beverages		15,110,559
Biotechnology - 1.7%
AbbVie, Inc.	36,581	7,224,016
Alnylam Pharmaceuticals, Inc.*	2,533	696,651
Amgen, Inc.	11,018	3,550,110
Biogen, Inc.*	1,722	333,793
BioMarin Pharmaceutical, Inc.*	4,755	334,229
Gilead Sciences, Inc.	26,306	2,205,495
GRAIL, Inc.*(a)	3,449	47,458
Incyte Corp.*	6,713	443,729
Moderna, Inc.*	4,961	331,544
Regeneron Pharmaceuticals, Inc.*	2,205	2,317,984
Vertex Pharmaceuticals, Inc.*	5,326	2,477,016
Total Biotechnology		19,962,025
Broadline Retail - 3.4%
Amazon.com, Inc.*	212,885	39,666,862
eBay, Inc.	9,814	638,990
Total Broadline Retail		40,305,852
Building Products - 0.3%
Builders FirstSource, Inc.*	2,391	463,519
Carlisle Cos., Inc.	893	401,627
Carrier Global Corp.	16,284	1,310,699
Lennox International, Inc.	592	357,740
Masco Corp.	4,219	354,143
Owens Corning	1,802	318,089
Total Building Products		3,205,817
Capital Markets - 3.1%
Ameriprise Financial, Inc.	2,115	993,648
Ares Management Corp., Class A	3,587	558,998
Bank of New York Mellon Corp.	14,898	1,070,570
BlackRock, Inc.	3,090	2,933,986
Blackstone, Inc.	24,181	3,702,837
Carlyle Group, Inc.	8,955	385,602
Charles Schwab Corp.	36,142	2,342,363
CME Group, Inc.	7,827	1,727,028
Coinbase Global, Inc., Class A*	4,501	801,943
FactSet Research Systems, Inc.	644	296,143
Franklin Resources, Inc.	18,834	379,505
Goldman Sachs Group, Inc.	6,619	3,277,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
Intercontinental Exchange, Inc.	11,425	$1,835,312
KKR & Co., Inc.	17,878	2,334,509
LPL Financial Holdings, Inc.	1,630	379,187
Moody's Corp.	3,343	1,586,554
Morgan Stanley	34,029	3,547,183
Morningstar, Inc.	838	267,423
MSCI, Inc.	1,634	952,508
Nasdaq, Inc.	10,837	791,209
Northern Trust Corp.	4,990	449,250
Raymond James Financial, Inc.	4,140	506,984
S&P Global, Inc.	6,535	3,376,112
State Street Corp.	6,731	595,492
T Rowe Price Group, Inc.	5,991	652,600
Tradeweb Markets, Inc., Class A	3,778	467,225
Total Capital Markets		36,211,304
Chemicals - 0.8%
Air Products & Chemicals, Inc.	4,382	1,304,697
Albemarle Corp.(a)	152	14,396
Celanese Corp.	3,441	467,838
CF Industries Holdings, Inc.	1,159	99,442
Corteva, Inc.	14,877	874,619
Dow, Inc.	10,139	553,893
DuPont de Nemours, Inc.	9,316	830,149
Ecolab, Inc.	5,373	1,371,888
International Flavors & Fragrances, Inc.	2,375	249,209
Mosaic Co.	13,845	370,769
PPG Industries, Inc.	7,360	974,906
RPM International, Inc.	1,656	200,376
Sherwin-Williams Co.	5,034	1,921,327
Westlake Corp.	3,236	486,338
Total Chemicals		9,719,847
Commercial Services & Supplies - 0.5%
Cintas Corp.	7,756	1,596,805
Copart, Inc.*	19,286	1,010,587
Republic Services, Inc.	5,081	1,020,468
Rollins, Inc.	8,965	453,450
Veralto Corp.	4,765	533,013
Waste Management, Inc.	7,612	1,580,251
Total Commercial Services & Supplies		6,194,574
Communications Equipment - 0.7%
Arista Networks, Inc.*	6,271	2,406,935
Cisco Systems, Inc.	87,755	4,670,321
Motorola Solutions, Inc.	3,157	1,419,482
Total Communications Equipment		8,496,738
Construction & Engineering - 0.1%
AECOM	2,635	272,117
Quanta Services, Inc.	2,856	851,516
Total Construction & Engineering		1,123,633
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,251	673,351
Vulcan Materials Co.	2,987	748,034
Total Construction Materials		1,421,385
Consumer Finance - 0.5%
American Express Co.	14,426	3,912,331
Capital One Financial Corp.	8,168	1,222,995
Discover Financial Services	5,076	712,112
Synchrony Financial	8,183	408,168
Total Consumer Finance		6,255,606
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos., Inc., Class A	12,749	235,601
Costco Wholesale Corp.	8,907	7,896,234
Dollar General Corp.	88	7,442
Dollar Tree, Inc.*	6,196	435,703
Kroger Co.	13,452	770,800
Sysco Corp.	11,645	909,009
Target Corp.	7,189	1,120,477
Walgreens Boots Alliance, Inc.(a)	30,119	269,866
Walmart, Inc.	162,292	13,105,079
Total Consumer Staples Distribution & Retail		24,750,211
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,606	354,540
Ball Corp.	7,003	475,574
International Paper Co.	7,356	359,341
Packaging Corp. of America	1,689	363,811
Total Containers & Packaging		1,553,266
Distributors - 0.1%
Genuine Parts Co.	3,494	488,042
LKQ Corp.	9,673	386,146
Pool Corp.	1,003	377,930
Total Distributors		1,252,118
Diversified REITs - 0.0%
WP Carey, Inc.	6,907	430,306
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	135,374	2,978,228
Verizon Communications, Inc.	70,509	3,166,559
Total Diversified Telecommunication Services		6,144,787
Electric Utilities - 1.4%
Alliant Energy Corp.	5,178	314,253
American Electric Power Co., Inc.	11,008	1,129,421
Avangrid, Inc.	10,964	392,402
Constellation Energy Corp.	6,567	1,707,551
Duke Energy Corp.	15,909	1,834,308
Edison International	8,479	738,436
Entergy Corp.	4,419	581,585
Evergy, Inc.	10,759	667,166
Eversource Energy	2,429	165,293
Exelon Corp.	27,566	1,117,801
FirstEnergy Corp.	12,547	556,459
NextEra Energy, Inc.	40,592	3,431,242
PG&E Corp.	47,595	940,953
PPL Corp.	15,167	501,724
Southern Co.	22,571	2,035,453
Xcel Energy, Inc.	8,393	548,063
Total Electric Utilities		16,662,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
Electrical Equipment - 0.5%
AMETEK, Inc.	4,779	$820,602
Emerson Electric Co.	12,166	1,330,596
GE Vernova, Inc.*	5,639	1,437,832
Hubbell, Inc.	1,023	438,202
Rockwell Automation, Inc.	2,668	716,251
Vertiv Holdings Co., Class A	6,813	677,825
Total Electrical Equipment		5,421,308
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	22,984	1,497,637
CDW Corp.	2,710	613,273
Corning, Inc.	17,298	781,005
Jabil, Inc.	2,824	338,400
Keysight Technologies, Inc.*	3,065	487,120
Teledyne Technologies, Inc.*	1,224	535,696
Zebra Technologies Corp., Class A*	1,271	470,677
Total Electronic Equipment, Instruments & Components		4,723,808
Energy Equipment & Services - 0.1%
Baker Hughes Co.	18,199	657,894
Halliburton Co.	23,819	691,942
Total Energy Equipment & Services		1,349,836
Entertainment - 1.1%
Electronic Arts, Inc.	4,925	706,442
Liberty Media Corp.-Liberty Formula One, Class C*	5,442	421,374
Live Nation Entertainment, Inc.*	6,194	678,181
Netflix, Inc.*	9,225	6,543,016
ROBLOX Corp., Class A*	13,299	588,614
Roku, Inc.*	4,167	311,108
Take-Two Interactive Software, Inc.*	3,921	602,697
Walt Disney Co.	28,588	2,749,880
Warner Bros Discovery, Inc.*	21,063	173,770
Warner Music Group Corp., Class A(a)	14,792	462,989
Total Entertainment		13,238,071
Financial Services - 4.3%
Apollo Global Management, Inc.	16,407	2,049,398
Berkshire Hathaway, Inc., Class B*	44,313	20,395,501
Block, Inc.*	8,190	549,795
Corebridge Financial, Inc.	12,699	370,303
Corpay, Inc.*	1,611	503,856
Fidelity National Information Services, Inc.	13,617	1,140,424
Fiserv, Inc.*	12,046	2,164,064
Global Payments, Inc.	2,321	237,717
Mastercard, Inc., Class A	19,794	9,774,277
PayPal Holdings, Inc.*	10,699	834,843
Visa, Inc., Class A	43,361	11,922,107
Total Financial Services		49,942,285
Food Products - 0.7%
Archer-Daniels-Midland Co.	8,512	508,507
Campbell Soup Co.	4,516	220,923
Conagra Brands, Inc.	14,089	458,174
General Mills, Inc.	12,629	932,652
Hershey Co.	4,792	919,010
Hormel Foods Corp.	13,961	442,564
J M Smucker Co.	846	102,450
Kellanova	6,484	523,324
Kraft Heinz Co.	16,255	570,713
Lamb Weston Holdings, Inc.	102	6,603
McCormick & Co., Inc., Non-Voting Shares	6,237	513,305
Mondelez International, Inc., Class A	29,588	2,179,748
Tyson Foods, Inc., Class A	8,482	505,188
Total Food Products		7,883,161
Gas Utilities - 0.0%
Atmos Energy Corp.	2,761	382,978
Ground Transportation - 0.9%
CSX Corp.	43,589	1,505,128
JB Hunt Transport Services, Inc.	1,364	235,058
Norfolk Southern Corp.	4,996	1,241,506
Old Dominion Freight Line, Inc.	4,658	925,265
Uber Technologies, Inc.*	42,538	3,197,156
Union Pacific Corp.	11,737	2,892,936
Total Ground Transportation		9,997,049
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	37,703	4,298,519
Align Technology, Inc.*	894	227,362
Baxter International, Inc.	12,957	491,977
Becton Dickinson & Co.	6,460	1,557,506
Boston Scientific Corp.*	28,312	2,372,546
Cooper Cos., Inc.*	4,349	479,869
Dexcom, Inc.*	4,164	279,154
Edwards Lifesciences Corp.*	12,482	823,687
GE HealthCare Technologies, Inc.	9,409	883,035
Hologic, Inc.*	4,646	378,463
IDEXX Laboratories, Inc.*	1,701	859,379
Insulet Corp.*	1,586	369,141
Intuitive Surgical, Inc.*	7,069	3,472,788
ResMed, Inc.	3,049	744,322
Solventum Corp.*	3,880	270,514
Stryker Corp.	7,934	2,866,237
Zimmer Biomet Holdings, Inc.	2,409	260,051
Total Health Care Equipment & Supplies		20,634,550
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	5,098	563,431
Cencora, Inc.	3,551	799,259
Centene Corp.*	11,090	834,855
Cigna Group	6,035	2,090,765
CVS Health Corp.	18,166	1,142,278
Elevance Health, Inc.	4,895	2,545,400
HCA Healthcare, Inc.	5,315	2,160,176
Humana, Inc.	1,891	598,955
Labcorp Holdings, Inc.	2,104	470,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
McKesson Corp.	2,722	$1,345,811
Molina Healthcare, Inc.*	1,253	431,734
Quest Diagnostics, Inc.	2,381	369,650
UnitedHealth Group, Inc.	19,073	11,151,602
Total Health Care Providers & Services		24,504,118
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,742	206,862
Ventas, Inc.	8,978	575,759
Welltower, Inc.	11,561	1,480,155
Total Health Care REITs		2,262,776
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	3,398	713,138
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	21,040	370,304
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., Class A*	12,836	1,627,733
Booking Holdings, Inc.	697	2,935,848
Chipotle Mexican Grill, Inc.*	27,998	1,613,245
Darden Restaurants, Inc.	3,623	594,643
Domino's Pizza, Inc.	725	311,852
DoorDash, Inc., Class A*	7,973	1,137,986
DraftKings, Inc., Class A*	12,100	474,320
Expedia Group, Inc.*	2,673	395,657
Hilton Worldwide Holdings, Inc.	5,349	1,232,945
Hyatt Hotels Corp., Class A(a)	2,122	322,968
Las Vegas Sands Corp.	6,717	338,134
Marriott International, Inc., Class A	6,020	1,496,572
McDonald's Corp.	14,600	4,445,846
MGM Resorts International*	12,202	476,976
Starbucks Corp.	22,666	2,209,708
Yum! Brands, Inc.	5,365	749,544
Total Hotels, Restaurants & Leisure		20,363,977
Household Durables - 0.3%
DR Horton, Inc.	6,360	1,213,297
Lennar Corp., Class A	6,016	1,127,880
NVR, Inc.*	59	578,896
PulteGroup, Inc.	3,929	563,929
Total Household Durables		3,484,002
Household Products - 1.0%
Church & Dwight Co., Inc.	4,921	515,327
Clorox Co.	2,178	354,818
Colgate-Palmolive Co.	16,061	1,667,292
Kimberly-Clark Corp.	7,166	1,019,579
Procter & Gamble Co.	49,180	8,517,976
Total Household Products		12,074,992
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,922	701,994
Industrial Conglomerates - 0.4%
3M Co.	11,674	1,595,836
Honeywell International, Inc.	12,718	2,628,938
Total Industrial Conglomerates		4,224,774
Industrial REITs - 0.2%
Prologis, Inc.	16,371	2,067,330
Insurance - 1.5%
Aflac, Inc.	10,980	1,227,564
Allstate Corp.	5,387	1,021,644
American International Group, Inc.	16,282	1,192,331
Arthur J Gallagher & Co.	4,404	1,239,153
Brown & Brown, Inc.	5,098	528,153
Cincinnati Financial Corp.	3,281	446,610
Erie Indemnity Co., Class A	806	435,095
Fidelity National Financial, Inc.	4,841	300,432
Hartford Financial Services Group, Inc.	6,018	707,777
Loews Corp.	4,204	332,326
Markel Group, Inc.*	310	486,260
Marsh & McLennan Cos., Inc.	9,957	2,221,307
MetLife, Inc.	16,445	1,356,384
Principal Financial Group, Inc.	6,052	519,867
Progressive Corp.	11,676	2,962,902
Prudential Financial, Inc.	8,267	1,001,134
Travelers Cos., Inc.	4,593	1,075,313
WR Berkley Corp.	5,652	320,638
Total Insurance		17,374,890
Interactive Media & Services - 6.3%
Alphabet, Inc., Class A	260,216	43,156,824
Meta Platforms, Inc., Class A	53,192	30,449,228
Pinterest, Inc., Class A*	10,035	324,833
Snap, Inc., Class A*	36,005	385,254
Total Interactive Media & Services		74,316,139
IT Services - 0.7%
Akamai Technologies, Inc.*	4,076	411,472
Cloudflare, Inc., Class A*	7,311	591,387
Cognizant Technology Solutions Corp., Class A	11,890	917,670
EPAM Systems, Inc.*	347	69,063
Gartner, Inc.*	1,569	795,107
GoDaddy, Inc., Class A*	2,205	345,700
International Business Machines Corp.	18,664	4,126,237
MongoDB, Inc.*	967	261,429
Snowflake, Inc., Class A*	3,354	385,240
Twilio, Inc., Class A*	5,295	345,340
VeriSign, Inc.*	574	109,037
Total IT Services		8,357,682
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	6,507	966,159
Avantor, Inc.*	14,600	377,702
Danaher Corp.	14,993	4,168,354
Illumina, Inc.*	1,472	191,964
IQVIA Holdings, Inc.*	4,219	999,776
Mettler-Toledo International, Inc.*	422	632,873
Thermo Fisher Scientific, Inc.	8,278	5,120,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
Waters Corp.*	1,060	$381,483
West Pharmaceutical Services, Inc.	1,780	534,285
Total Life Sciences Tools & Services		13,373,119
Machinery - 1.5%
Caterpillar, Inc.	10,160	3,973,779
Cummins, Inc.	2,782	900,784
Deere & Co.	5,970	2,491,460
Dover Corp.	2,592	496,990
Fortive Corp.	8,330	657,487
Graco, Inc.	3,633	317,924
IDEX Corp.	1,210	259,545
Illinois Tool Works, Inc.	6,132	1,607,013
Ingersoll Rand, Inc.	8,218	806,679
Nordson Corp.	1,368	359,278
Otis Worldwide Corp.	8,016	833,183
PACCAR, Inc.	11,084	1,093,769
Parker-Hannifin Corp.	2,681	1,693,909
Snap-on, Inc.	986	285,654
Stanley Black & Decker, Inc.	3,999	440,410
Westinghouse Air Brake Technologies Corp.	3,674	667,823
Xylem, Inc.	4,994	674,340
Total Machinery		17,560,027
Media - 0.6%
Charter Communications, Inc., Class A*	3,500	1,134,280
Comcast Corp., Class A	68,081	2,843,743
Fox Corp., Class A	10,753	455,175
Interpublic Group of Cos., Inc.	13,491	426,720
Liberty Broadband Corp., Class C*	4,410	340,849
News Corp., Class A	14,058	374,365
Omnicom Group, Inc.	5,054	522,533
Sirius XM Holdings, Inc.	9,785	231,415
Trade Desk, Inc., Class A*	10,623	1,164,812
Total Media		7,493,892
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	31,469	1,570,932
Newmont Corp.	23,031	1,231,007
Nucor Corp.	6,175	928,349
Reliance, Inc.	913	264,049
Steel Dynamics, Inc.	3,046	384,040
Total Metals & Mining		4,378,377
Multi-Utilities - 0.5%
Ameren Corp.	7,018	613,794
CenterPoint Energy, Inc.	15,582	458,422
CMS Energy Corp.	6,010	424,486
Consolidated Edison, Inc.	6,817	709,854
Dominion Energy, Inc.	5,831	336,974
DTE Energy Co.	5,194	666,962
Public Service Enterprise Group, Inc.	9,543	851,331
Sempra	14,744	1,233,041
WEC Energy Group, Inc.	8,014	770,787
Total Multi-Utilities		6,065,651
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	38,929	5,733,074
ConocoPhillips	24,698	2,600,205
Coterra Energy, Inc.	2,307	55,253
Devon Energy Corp.	19,756	772,855
Diamondback Energy, Inc.	3,782	652,017
Energy Transfer LP	64,472	1,034,776
Enterprise Products Partners LP	36,268	1,055,761
EOG Resources, Inc.	12,454	1,530,970
EQT Corp.	3,297	120,802
Exxon Mobil Corp.	92,363	10,826,791
Hess Corp.	6,464	877,811
Kinder Morgan, Inc.	41,308	912,494
Marathon Oil Corp.	11,193	298,070
Marathon Petroleum Corp.	8,050	1,311,425
MPLX LP	16,110	716,251
Occidental Petroleum Corp.	20,176	1,039,871
ONEOK, Inc.	12,265	1,117,709
Ovintiv, Inc.	7,245	277,556
Phillips 66	8,845	1,162,675
Targa Resources Corp.	4,850	717,848
Texas Pacific Land Corp.	455	402,557
Valero Energy Corp.	6,843	924,010
Williams Cos., Inc.	23,443	1,070,173
Total Oil, Gas & Consumable Fuels		35,210,954
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	17,529	890,298
Southwest Airlines Co.(a)	4,648	137,720
United Airlines Holdings, Inc.*	9,626	549,260
Total Passenger Airlines		1,577,278
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	947	94,407
Kenvue, Inc.	41,524	960,450
Total Personal Care Products		1,054,857
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	36,257	1,875,937
Eli Lilly & Co.	19,395	17,182,807
Johnson & Johnson	48,299	7,827,336
Merck & Co., Inc.	52,162	5,923,517
Pfizer, Inc.	88,863	2,571,695
Zoetis, Inc.	10,040	1,961,615
Total Pharmaceuticals		37,342,907
Professional Services - 0.6%
Amentum Holdings, Inc.*	2,475	79,819
Automatic Data Processing, Inc.	8,619	2,385,136
Booz Allen Hamilton Holding Corp.	2,330	379,231
Broadridge Financial Solutions, Inc.	2,214	476,076
Equifax, Inc.	2,311	679,110
Jacobs Solutions, Inc.	2,475	323,978
Leidos Holdings, Inc.	2,841	463,083
Paychex, Inc.	8,079	1,084,121
SS&C Technologies Holdings, Inc.	6,254	464,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
Verisk Analytics, Inc.	2,967	$795,037
Total Professional Services		7,129,700
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	6,363	792,066
CoStar Group, Inc.*	7,259	547,619
Total Real Estate Management & Development		1,339,685
Residential REITs - 0.3%
American Homes 4 Rent, Class A	7,191	276,063
AvalonBay Communities, Inc.	2,615	589,029
Equity LifeStyle Properties, Inc.	4,453	317,677
Equity Residential	8,504	633,208
Essex Property Trust, Inc.	1,277	377,251
Invitation Homes, Inc.	14,970	527,842
Mid-America Apartment Communities, Inc.	2,567	407,896
Sun Communities, Inc.	3,580	483,837
Total Residential REITs		3,612,803
Retail REITs - 0.2%
Kimco Realty Corp.	18,604	431,985
Realty Income Corp.	18,874	1,196,989
Simon Property Group, Inc.	6,978	1,179,422
Total Retail REITs		2,808,396
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc.*	33,868	5,557,061
Analog Devices, Inc.	10,256	2,360,624
Applied Materials, Inc.	17,349	3,505,365
Broadcom, Inc.	94,815	16,355,587
Enphase Energy, Inc.*	2,050	231,691
Entegris, Inc.	3,719	418,499
First Solar, Inc.*	2,031	506,613
Intel Corp.	65,332	1,532,689
KLA Corp.	2,694	2,086,261
Lam Research Corp.	2,795	2,280,944
Marvell Technology, Inc.	20,027	1,444,347
Microchip Technology, Inc.	12,804	1,028,033
Micron Technology, Inc.	23,941	2,482,921
Monolithic Power Systems, Inc.	925	855,163
NVIDIA Corp.	514,416	62,470,679
ON Semiconductor Corp.*	9,395	682,171
QUALCOMM, Inc.	22,867	3,888,533
Skyworks Solutions, Inc.	2,131	210,479
Teradyne, Inc.	3,163	423,621
Texas Instruments, Inc.	17,962	3,710,410
Total Semiconductors & Semiconductor Equipment		112,031,691
Software - 9.9%
Adobe, Inc.*	9,160	4,742,865
ANSYS, Inc.*	1,440	458,827
AppLovin Corp., Class A*	6,840	892,962
Aspen Technology, Inc.*	1,186	283,241
Atlassian Corp., Class A*	5,710	906,805
Autodesk, Inc.*	4,242	1,168,586
Bentley Systems, Inc., Class B	6,556	333,110
Cadence Design Systems, Inc.*	5,773	1,564,656
Crowdstrike Holdings, Inc., Class A*	5,000	1,402,350
Datadog, Inc., Class A*	6,639	763,883
Dynatrace, Inc.*	7,056	377,284
Fair Isaac Corp.*	452	878,471
Fortinet, Inc.*	15,530	1,204,352
Gen Digital, Inc.	12,579	345,042
HubSpot, Inc.*	1,152	612,403
Intuit, Inc.	6,058	3,762,018
Manhattan Associates, Inc.*	1,071	301,358
Microsoft Corp.	154,747	66,587,634
Oracle Corp.	55,766	9,502,527
Palantir Technologies, Inc., Class A*	48,298	1,796,686
Palo Alto Networks, Inc.*	6,533	2,232,979
PTC, Inc.*	2,260	408,292
Roper Technologies, Inc.	1,990	1,107,316
Salesforce, Inc.	20,792	5,690,978
Samsara, Inc., Class A*	9,086	437,218
ServiceNow, Inc.*	4,194	3,751,072
Synopsys, Inc.*	3,161	1,600,699
Tyler Technologies, Inc.*	810	472,813
Workday, Inc., Class A*	5,487	1,341,078
Zoom Video Communications, Inc., Class A*	7,018	489,435
Zscaler, Inc.*(a)	3,466	592,478
Total Software		116,009,418
Specialized REITs - 0.8%
American Tower Corp.	7,916	1,840,945
Crown Castle, Inc.	3,124	370,600
Digital Realty Trust, Inc.	6,566	1,062,576
Equinix, Inc.	1,920	1,704,250
Extra Space Storage, Inc.	4,329	780,042
Gaming & Leisure Properties, Inc.	11,013	566,619
Iron Mountain, Inc.	6,038	717,495
Public Storage	3,480	1,266,268
SBA Communications Corp.	829	199,540
VICI Properties, Inc.	25,857	861,297
Weyerhaeuser Co.	11,560	391,422
Total Specialized REITs		9,761,054
Specialty Retail - 1.7%
AutoZone, Inc.*	331	1,042,663
Best Buy Co., Inc.	3,803	392,850
Home Depot, Inc.	19,946	8,082,119
Lowe's Cos., Inc.	11,722	3,174,904
O'Reilly Automotive, Inc.*	1,171	1,348,524
Ross Stores, Inc.	7,192	1,082,468
TJX Cos., Inc.	23,375	2,747,497
Tractor Supply Co.	2,133	620,554
Ulta Beauty, Inc.*	1,123	436,982
Williams-Sonoma, Inc.	2,281	353,372
Total Specialty Retail		19,281,933
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	316,427	73,727,491
Dell Technologies, Inc., Class C	16,123	1,911,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

Investments	Shares	Value
Hewlett Packard Enterprise Co.	29,186	$597,146
HP, Inc.	22,416	804,062
NetApp, Inc.	4,087	504,785
Super Micro Computer, Inc.*(a)	548	228,187
Western Digital Corp.*	7,679	524,399
Total Technology Hardware, Storage & Peripherals		78,297,290
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	2,796	445,822
NIKE, Inc., Class B	30,625	2,707,250
Total Textiles, Apparel & Luxury Goods		3,153,072
Tobacco - 0.5%
Altria Group, Inc.	34,073	1,739,086
Philip Morris International, Inc.	31,059	3,770,563
Total Tobacco		5,509,649
Trading Companies & Distributors - 0.3%
Fastenal Co.	10,764	768,765
United Rentals, Inc.	1,298	1,051,029
Watsco, Inc.	570	280,372
WW Grainger, Inc.	825	857,018
Total Trading Companies & Distributors		2,957,184
Water Utilities - 0.0%
American Water Works Co., Inc.	2,831	414,005
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	25,084	5,176,334
Total United States		1,050,431,063
TOTAL COMMON STOCKS (Cost: $761,417,251)		1,053,083,529
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $57,366)	57,366	57,366
TOTAL INVESTMENTS IN SECURITIES - 89.8% (Cost: $761,474,617)		1,053,140,895
Other Assets less Liabilities - 10.2%		119,378,365
NET ASSETS - 100.0%		$1,172,519,260
*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $2,089,434 and the total market value of the collateral held by the Fund was $2,160,687. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,103,321.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	659	12/31/24	$137,231,602	$391,793
5 Year U.S. Treasury Note	1,252	12/31/24	137,573,282	223,375
10 Year U.S. Treasury Note	1,206	12/19/24	137,823,188	269,566
U.S. Treasury Long Bond	1,125	12/19/24	139,710,937	276,171
Ultra 10 Year U.S. Treasury Note	1,166	12/19/24	137,934,156	(50,802)
			$690,273,165	$1,110,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$74,316,139	$—	$0	*	$74,316,139
Other	978,767,390	—	—		978,767,390
Investment of Cash Collateral for Securities Loaned	—	57,366	—		57,366
Total Investments in Securities	$1,053,083,529	$57,366	$0		$1,053,140,895
Financial Derivative Instruments
Futures Contracts[1]	$1,160,905	$—	$—		$1,160,905
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(50,802)	$—	$—		$(50,802)
Total - Net	$1,054,193,632	$57,366	$0		$1,054,250,998
*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
Canada - 1.1%
Software - 1.1%
Kinaxis, Inc.*	18,631	$2,215,806
China - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	7,385	1,772,474
Israel - 2.7%
Automobile Components - 0.5%
Mobileye Global, Inc., Class A*(a)	68,855	943,314
Software - 2.2%
JFrog Ltd.*	71,608	2,079,496
Nice Ltd., ADR*(a)	13,052	2,266,741
Total Software		4,346,237
Total Israel		5,289,551
Japan - 0.9%
Machinery - 0.9%
FANUC Corp.	58,215	1,705,263
Netherlands - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV, Registered shares	4,205	3,503,816
South Korea - 4.6%
Interactive Media & Services - 0.9%
NAVER Corp.	14,088	1,824,965
Semiconductors & Semiconductor Equipment - 2.1%
SK Hynix, Inc.	30,269	4,041,422
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co. Ltd.	66,679	3,135,856
Total South Korea		9,002,243
Switzerland - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
STMicroelectronics NV(a)	47,657	1,417,450
Taiwan - 6.7%
Semiconductors & Semiconductor Equipment - 6.7%
Alchip Technologies Ltd.	27,300	1,703,743
eMemory Technology, Inc.	28,000	2,326,956
Faraday Technology Corp.	263,200	2,212,289
MediaTek, Inc.	61,000	2,264,863
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,250	4,732,507
Total Taiwan		13,240,358
United Kingdom - 0.7%
Biotechnology - 0.7%
Exscientia PLC, ADR*	270,671	1,320,874
United States - 79.8%
Aerospace & Defense - 2.4%
AeroVironment, Inc.*	13,351	2,676,875
Lockheed Martin Corp.	3,585	2,095,648
Total Aerospace & Defense		4,772,523
Automobiles - 2.2%
Tesla, Inc.*	16,901	4,421,809
Biotechnology - 0.8%
Recursion Pharmaceuticals, Inc., Class A*(a)	224,399	1,478,789
Broadline Retail - 1.9%
Amazon.com, Inc.*	20,436	3,807,840
Entertainment - 1.6%
ROBLOX Corp., Class A*	69,154	3,060,756
Health Care Equipment & Supplies - 1.6%
Intuitive Surgical, Inc.*	6,455	3,171,148
Health Care Technology - 1.3%
Schrodinger, Inc.*(a)	58,564	1,086,362
Simulations Plus, Inc.(a)	43,124	1,380,831
Total Health Care Technology		2,467,193
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A	26,274	4,357,543
Meta Platforms, Inc., Class A	9,360	5,358,038
Total Interactive Media & Services		9,715,581
IT Services - 5.8%
Cloudflare, Inc., Class A*	32,577	2,635,154
DigitalOcean Holdings, Inc.*	88,960	3,593,094
MongoDB, Inc.*	5,520	1,492,332
Okta, Inc.*	29,652	2,204,330
Snowflake, Inc., Class A*	13,030	1,496,626
Total IT Services		11,421,536
Machinery - 1.6%
Deere & Co.	4,435	1,850,859
Symbotic, Inc.*(a)	51,365	1,252,792
Total Machinery		3,103,651
Semiconductors & Semiconductor Equipment - 23.9%
Advanced Micro Devices, Inc.*	25,240	4,141,379
Ambarella, Inc.*	44,300	2,498,742
Analog Devices, Inc.	9,365	2,155,542
ARM Holdings PLC, ADR*	37,105	5,306,386
Broadcom, Inc.	29,371	5,066,497
GLOBALFOUNDRIES, Inc.*(a)	36,726	1,478,222
Intel Corp.	44,782	1,050,586
Lattice Semiconductor Corp.*	27,654	1,467,598
Marvell Technology, Inc.	57,103	4,118,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2024

Investments	Shares	Value
Microchip Technology, Inc.	20,982	$1,684,645
Micron Technology, Inc.	32,613	3,382,294
NVIDIA Corp.	49,759	6,042,733
QUALCOMM, Inc.	23,346	3,969,987
Synaptics, Inc.*	21,136	1,639,731
Teradyne, Inc.	23,368	3,129,676
Total Semiconductors & Semiconductor Equipment		47,132,286
Software - 25.4%
Adobe, Inc.*	2,816	1,458,068
Altair Engineering, Inc., Class A*(a)	24,131	2,304,752
Atlassian Corp., Class A*	11,528	1,830,762
Cadence Design Systems, Inc.*	13,585	3,681,943
Crowdstrike Holdings, Inc., Class A*	9,159	2,568,825
Datadog, Inc., Class A*	21,114	2,429,377
Dynatrace, Inc.*	45,398	2,427,431
Elastic NV*	27,171	2,085,646
Gitlab, Inc., Class A*	38,854	2,002,535
Microsoft Corp.	9,385	4,038,365
Palantir Technologies, Inc., Class A*	91,710	3,411,612
PROS Holdings, Inc.*	61,322	1,135,683
PTC, Inc.*	11,128	2,010,384
Samsara, Inc., Class A*	73,178	3,521,325
SentinelOne, Inc., Class A*	108,342	2,591,541
ServiceNow, Inc.*	3,216	2,876,358
Synopsys, Inc.*	7,038	3,563,973
UiPath, Inc., Class A*	119,719	1,532,403
Unity Software, Inc.*(a)	71,846	1,625,157
Zscaler, Inc.*(a)	16,903	2,889,399
Total Software		49,985,539
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	20,985	4,889,505
Dell Technologies, Inc., Class C	14,698	1,742,301
Hewlett Packard Enterprise Co.	113,623	2,324,726
HP, Inc.	65,424	2,346,759
IonQ, Inc.*(a)	147,254	1,287,000
Total Technology Hardware, Storage & Peripherals		12,590,291
Total United States		157,128,942
TOTAL COMMON STOCKS (Cost: $192,508,218)		196,596,777
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $5,073,461)	5,073,461	5,073,461
TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $197,581,679)		201,670,238
Other Assets less Liabilities - (2.5)%		(4,844,015)
NET ASSETS - 100.0%		$196,826,223
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $15,653,343 and the total market value of the collateral held by the Fund was $16,333,083. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,259,622.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$196,596,777	$—	$—	$196,596,777
Investment of Cash Collateral for Securities Loaned	—	5,073,461	—	5,073,461
Total Investments in Securities	$196,596,777	$5,073,461	$—	$201,670,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.6%
Australia - 2.9%
Metals & Mining - 2.9%
IGO Ltd.	3,906	$15,879
Mineral Resources Ltd.	1,191	42,999
Pilbara Minerals Ltd.*(a)	21,996	49,899
Syrah Resources Ltd.*	76,872	13,333
Total Australia		122,110
Belgium - 0.5%
Chemicals - 0.5%
Umicore SA	1,715	22,318
Canada - 1.1%
Electrical Equipment - 1.1%
Ballard Power Systems, Inc.*(a)	25,562	46,012
Chile - 0.7%
Chemicals - 0.7%
Sociedad Quimica y Minera de Chile SA, ADR(a)	689	28,717
China - 27.6%
Automobiles - 0.2%
BYD Co. Ltd., Class A	200	8,782
Chemicals - 9.1%
CNGR Advanced Material Co. Ltd., Class A	10,280	58,989
Do-Fluoride New Materials Co. Ltd., Class A	11,080	19,821
Ganfeng Lithium Group Co. Ltd., Class A	3,200	15,761
Guangzhou Tinci Materials Technology Co. Ltd., Class A	16,400	43,398
Ningbo Shanshan Co. Ltd., Class A	10,200	13,583
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,805	18,809
Shenzhen Capchem Technology Co. Ltd., Class A	4,840	28,112
Shenzhen Dynanonic Co. Ltd., Class A*	5,380	30,633
Shida Shinghwa Advanced Material Group Co. Ltd., Class A	4,400	22,721
Sichuan Yahua Industrial Group Co. Ltd., Class A	6,900	10,717
Tianqi Lithium Corp., Class A	5,200	26,154
Wanhua Chemical Group Co. Ltd., Class A	800	10,439
Xiangtan Electrochemical Scientific Co. Ltd., Class A	24,900	37,784
Yunnan Energy New Material Co. Ltd., Class A	5,200	25,418
Zangge Mining Co. Ltd., Class A	2,500	10,270
Zhejiang Yongtai Technology Co. Ltd., Class A*	5,400	7,569
Total Chemicals		380,178
Electrical Equipment - 13.5%
Beijing Easpring Material Technology Co. Ltd., Class A	5,500	34,044
Camel Group Co. Ltd., Class A	70,600	88,267
Contemporary Amperex Technology Co. Ltd., Class A	540	19,435
Eve Energy Co. Ltd., Class A	2,800	19,516
Fangda Carbon New Material Co. Ltd., Class A	14,700	10,502
Farasis Energy Gan Zhou Co. Ltd., Class A*	8,374	15,255
Gotion High-tech Co. Ltd., Class A	9,600	31,686
Guangzhou Zhiguang Electric Co. Ltd., Class A	9,000	6,996
Jiangsu Zhongtian Technology Co. Ltd., Class A	10,200	22,575
Jiangxi Special Electric Motor Co. Ltd., Class A*	7,000	8,602
NARI Technology Co. Ltd., Class A	8,304	32,831
Qingdao TGOOD Electric Co. Ltd., Class A	18,800	59,097
Shenzhen Clou Electronics Co. Ltd., Class A*	26,300	16,384
Sungrow Power Supply Co. Ltd., Class A	2,520	35,856
Sunwoda Electronic Co. Ltd., Class A	7,100	22,278
Zhejiang Narada Power Source Co. Ltd., Class A	59,300	137,094
Total Electrical Equipment		560,418
Electronic Equipment, Instruments & Components - 0.1%
Shenzhen Deren Electronic Co. Ltd., Class A*	5,100	4,875
Energy Equipment & Services - 0.3%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	24,400	12,551
Industrial Conglomerates - 0.4%
China Baoan Group Co. Ltd., Class A	11,500	15,791
Metals & Mining - 4.0%
Baotailong New Materials Co. Ltd., Class A*	31,300	9,660
GEM Co. Ltd., Class A	56,500	57,560
Nanjing Hanrui Cobalt Co. Ltd., Class A	5,200	25,151
Tibet Mineral Development Co. Ltd., Class A	5,200	17,453
Xiamen Tungsten Co. Ltd., Class A	4,800	14,348
Youngy Co. Ltd., Class A	2,400	12,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2024

Investments	Shares	Value
Zhejiang Huayou Cobalt Co. Ltd., Class A	6,500	$27,407
Total Metals & Mining		164,569
Total China		1,147,164
Finland - 3.3%
Machinery - 3.3%
Wartsila OYJ Abp	6,093	136,682
France - 2.6%
Aerospace & Defense - 0.7%
Airbus SE	209	30,608
Construction Materials - 0.5%
Imerys SA	565	18,778
Electrical Equipment - 0.6%
Schneider Electric SE	98	25,834
Independent Power & Renewable Electricity Producers - 0.5%
Neoen SA(b)	472	20,544
Metals & Mining - 0.3%
Eramet SA	126	9,956
Total France		105,720
Germany - 5.6%
Automobiles - 1.5%
Bayerische Motoren Werke AG	618	54,612
Mercedes-Benz Group AG	140	9,069
Total Automobiles		63,681
Industrial Conglomerates - 1.4%
Siemens AG, Registered Shares	291	58,894
Metals & Mining - 0.6%
Aurubis AG	338	24,840
Multi-Utilities - 1.6%
E.ON SE	4,486	66,863
Semiconductors & Semiconductor Equipment - 0.5%
Infineon Technologies AG	262	9,199
SMA Solar Technology AG	461	9,287
Total Semiconductors & Semiconductor Equipment		18,486
Total Germany		232,764
Indonesia - 1.7%
Metals & Mining - 1.7%
Aneka Tambang Tbk. PT	136,900	13,382
Nickel Industries Ltd.	31,202	20,023
Vale Indonesia Tbk. PT*	135,900	36,623
Total Indonesia		70,028
Ireland - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity PLC	166	25,064
Japan - 17.0%
Automobile Components - 0.4%
Denso Corp.	1,200	17,831
Automobiles - 0.8%
Honda Motor Co. Ltd., ADR	304	9,646
Nissan Motor Co. Ltd.(a)	5,200	14,632
Toyota Motor Corp.	500	8,888
Total Automobiles		33,166
Building Products - 0.5%
Central Glass Co. Ltd.(a)	900	21,393
Chemicals - 2.8%
Asahi Kasei Corp.	3,300	24,962
Resonac Holdings Corp.	800	20,582
Teijin Ltd.	2,300	22,768
Tokai Carbon Co. Ltd.(a)	5,000	32,194
UBE Corp.	900	16,796
Total Chemicals		117,302
Construction & Engineering - 0.7%
Chiyoda Corp.*	6,700	13,864
Shimizu Corp.	2,400	16,502
Total Construction & Engineering		30,366
Electrical Equipment - 2.0%
GS Yuasa Corp.	3,100	61,712
Nippon Carbon Co. Ltd.	600	18,939
Total Electrical Equipment		80,651
Electronic Equipment, Instruments & Components - 3.1%
TDK Corp.	10,000	127,447
Household Durables - 1.4%
Panasonic Holdings Corp.	6,700	58,222
Machinery - 3.1%
Mitsubishi Heavy Industries Ltd.	8,800	130,271
Metals & Mining - 1.4%
Sumitomo Metal Mining Co. Ltd.	1,900	56,997
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings, Inc.	6,300	34,297
Total Japan		707,943
Jersey - 1.3%
Chemicals - 1.3%
Arcadium Lithium PLC*	19,214	54,760
Netherlands - 1.8%
Electrical Equipment - 1.0%
Alfen NV*(a)(b)	2,888	42,385
Metals & Mining - 0.8%
AMG Critical Materials NV(a)	1,644	31,393
Total Netherlands		73,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2024

Investments	Shares	Value
Norway - 0.8%
Electrical Equipment - 0.8%
Cavendish Hydrogen ASA*	1,353	$1,502
NEL ASA*	68,835	32,612
Total Norway		34,114
Russia - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO*†	3,400	0
MMC Norilsk Nickel PJSC, ADR*†	2	0
Total Russia		0
South Korea - 5.9%
Automobiles - 0.3%
Hyundai Motor Co.	58	10,822
Chemicals - 0.8%
LG Chem Ltd.	76	20,719
Soulbrain Co. Ltd.	73	12,393
Total Chemicals		33,112
Electrical Equipment - 2.0%
Doosan Fuel Cell Co. Ltd.*	2,183	31,684
HD Hyundai Electric Co. Ltd.	52	13,103
LG Energy Solution Ltd.*	120	38,036
Total Electrical Equipment		82,823
Electronic Equipment, Instruments & Components - 0.7%
Samsung SDI Co. Ltd.	108	31,260
Oil, Gas & Consumable Fuels - 0.7%
SK Innovation Co. Ltd.*	321	28,744
Technology Hardware, Storage & Peripherals - 1.4%
CosmoAM&T Co. Ltd.*	617	59,166
Total South Korea		245,927
Switzerland - 1.1%
Electrical Equipment - 0.3%
ABB Ltd., Registered Shares	200	11,615
Electronic Equipment, Instruments & Components - 0.8%
Landis & Gyr Group AG	378	35,221
Total Switzerland		46,836
Taiwan - 2.2%
Electronic Equipment, Instruments & Components - 2.2%
Delta Electronics, Inc.	2,000	24,047
Hon Hai Precision Industry Co. Ltd.	2,000	11,850
Simplo Technology Co. Ltd.	5,000	55,851
Total Taiwan		91,748
United Kingdom - 2.4%
Aerospace & Defense - 2.4%
Rolls-Royce Holdings PLC*	13,821	97,736
United States - 20.5%
Aerospace & Defense - 4.3%
Archer Aviation, Inc., Class A*	29,362	88,967
Boeing Co.*	358	54,430
Lockheed Martin Corp.	43	25,136
TransDigm Group, Inc.	8	11,417
Total Aerospace & Defense		179,950
Automobile Components - 1.2%
Aptiv PLC*	239	17,210
Solid Power, Inc.*(a)	23,010	31,064
Total Automobile Components		48,274
Chemicals - 0.6%
Albemarle Corp.(a)	263	24,909
Construction & Engineering - 0.4%
Primoris Services Corp.	311	18,063
Electrical Equipment - 8.0%
Blink Charging Co.*(a)	53,917	92,737
Bloom Energy Corp., Class A*(a)	8,826	93,203
EnerSys	905	92,355
FuelCell Energy, Inc.*	140,498	53,389
Total Electrical Equipment		331,684
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	324	21,112
Belden, Inc.	216	25,300
Total Electronic Equipment, Instruments & Components		46,412
Industrial Conglomerates - 0.3%
3M Co.	104	14,217
Passenger Airlines - 2.6%
Joby Aviation, Inc.*(a)	21,364	107,461
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	99	22,787
Microchip Technology, Inc.	252	20,233
QUALCOMM, Inc.	106	18,025
Total Semiconductors & Semiconductor Equipment		61,045
Software - 0.5%
C3.ai, Inc., Class A*	791	19,166
Total United States		851,181
TOTAL COMMON STOCKS (Cost: $4,645,133)		4,140,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.1%
United States - 9.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $380,116)	380,116	$380,116
TOTAL INVESTMENTS IN SECURITIES - 108.7% (Cost: $5,025,249)		4,520,718
Other Assets less Liabilities - (8.7)%		(362,515)
NET ASSETS - 100.0%		$4,158,203
*	Non-income producing security.
†	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $508,758 and the total market value of the collateral held by the Fund was $551,411. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $171,295.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$479,893	$—	$0	*	$479,893
Other	3,660,709	—	—		3,660,709
Investment of Cash Collateral for Securities Loaned	—	380,116	—		380,116
Total Investments in Securities	$4,140,602	$380,116	$0		$4,520,718
*	Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.8%
Australia - 0.6%
Chemicals - 0.6%
Nufarm Ltd.	5,623	$15,487
Austria - 0.7%
Chemicals - 0.7%
Lenzing AG*	448	17,800
Belgium - 1.6%
Chemicals - 1.6%
Solvay SA(a)	229	8,996
Syensqo SA	334	29,676
Total Belgium		38,672
Canada - 0.7%
Chemicals - 0.7%
Nutrien Ltd.	382	18,359
Denmark - 4.2%
Biotechnology - 1.0%
Genmab AS, ADR*	996	24,282
Chemicals - 3.2%
Novonesis (Novozymes) B, Class B	1,113	80,349
Total Denmark		104,631
Germany - 2.9%
Biotechnology - 1.5%
BioNTech SE, ADR*	236	28,029
CureVac NV*(a)	3,004	8,832
Total Biotechnology		36,861
Oil, Gas & Consumable Fuels - 0.5%
Verbio SE	560	11,668
Pharmaceuticals - 0.9%
Bayer AG, Registered Shares	683	23,116
Total Germany		71,645
Japan - 1.3%
Biotechnology - 0.4%
Takara Bio, Inc.	1,400	9,846
Pharmaceuticals - 0.9%
Takeda Pharmaceutical Co. Ltd.	792	22,718
Total Japan		32,564
Sweden - 1.1%
Biotechnology - 1.1%
Vitrolife AB(a)	1,066	26,859
Switzerland - 2.5%
Biotechnology - 1.1%
CRISPR Therapeutics AG*(a)	586	27,530
Pharmaceuticals - 1.4%
Novartis AG, Registered Shares	302	34,781
Total Switzerland		62,311
United Kingdom - 2.7%
Biotechnology - 0.6%
Genus PLC	562	15,114
Life Sciences Tools & Services - 0.9%
Oxford Nanopore Technologies PLC*	11,090	23,667
Pharmaceuticals - 1.2%
AstraZeneca PLC, ADR	371	28,905
Total United Kingdom		67,686
United States - 81.5%
Biotechnology - 50.0%
Absci Corp.*(a)	1,622	6,196
Agenus, Inc.*(a)	1,138	6,236
Agios Pharmaceuticals, Inc.*	1,266	56,248
Allogene Therapeutics, Inc.*	5,624	15,747
Alnylam Pharmaceuticals, Inc.*	143	39,329
Amgen, Inc.	108	34,799
Amicus Therapeutics, Inc.*	2,881	30,769
Arcturus Therapeutics Holdings, Inc.*(a)	1,105	25,647
Arrowhead Pharmaceuticals, Inc.*	948	18,363
Beam Therapeutics, Inc.*(a)	1,073	26,288
Biogen, Inc.*	98	18,996
Biohaven Ltd.*	464	23,186
BioMarin Pharmaceutical, Inc.*	274	19,259
Blueprint Medicines Corp.*	603	55,777
Bridgebio Pharma, Inc.*	1,518	38,648
Caribou Biosciences, Inc.*(a)	6,187	12,127
Editas Medicine, Inc.*	4,222	14,397
Exact Sciences Corp.*(a)	443	30,177
Fate Therapeutics, Inc.*	10,396	36,386
Geron Corp.*(a)	13,764	62,489
Gilead Sciences, Inc.	337	28,254
GRAIL, Inc.*(a)	31	427
Intellia Therapeutics, Inc.*(a)	770	15,824
Ionis Pharmaceuticals, Inc.*	719	28,803
Iovance Biotherapeutics, Inc.*(a)	4,668	43,833
Moderna, Inc.*	179	11,963
Myriad Genetics, Inc.*	1,333	36,511
Natera, Inc.*	547	69,442
Precigen, Inc.*	6,075	5,754
Regeneron Pharmaceuticals, Inc.*	34	35,742
REGENXBIO, Inc.*	1,593	16,711
Sana Biotechnology, Inc.*(a)	2,633	10,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2024

Investments	Shares	Value
Sarepta Therapeutics, Inc.*	298	$37,217
Stoke Therapeutics, Inc.*(a)	2,218	27,259
Twist Bioscience Corp.*(a)	1,890	85,390
Ultragenyx Pharmaceutical, Inc.*	712	39,552
United Therapeutics Corp.*	113	40,494
Veracyte, Inc.*	1,313	44,695
Vericel Corp.*	1,041	43,982
Vertex Pharmaceuticals, Inc.*	81	37,671
Verve Therapeutics, Inc.*	2,142	10,367
Total Biotechnology		1,241,908
Chemicals - 5.4%
Corteva, Inc.	467	27,455
Dow, Inc.	525	28,681
DuPont de Nemours, Inc.	394	35,109
FMC Corp.	275	18,133
Ginkgo Bioworks Holdings, Inc.*(a)	578	4,711
Origin Materials, Inc.*	12,967	19,969
Total Chemicals		134,058
Food Products - 3.7%
Archer-Daniels-Midland Co.	349	20,849
Beyond Meat, Inc.*	2,288	15,513
Darling Ingredients, Inc.*	712	26,458
Tyson Foods, Inc., Class A	483	28,767
Total Food Products		91,587
Health Care Providers & Services - 2.2%
Labcorp Holdings, Inc.	124	27,712
NeoGenomics, Inc.*(a)	1,815	26,771
Total Health Care Providers & Services		54,483
Health Care Technology - 0.7%
Schrodinger, Inc.*(a)	910	16,881
Life Sciences Tools & Services - 9.7%
10X Genomics, Inc., Class A*	543	12,261
Agilent Technologies, Inc.	203	30,141
Bio-Rad Laboratories, Inc., Class A*	64	21,413
Bio-Techne Corp.	324	25,897
Danaher Corp.	132	36,699
Illumina, Inc.*	191	24,908
Pacific Biosciences of California, Inc.*(a)	2,520	4,284
Qiagen NV*(a)	623	28,390
Repligen Corp.*	169	25,151
Thermo Fisher Scientific, Inc.	50	30,929
Total Life Sciences Tools & Services		240,073
Oil, Gas & Consumable Fuels - 0.6%
Green Plains, Inc.*	1,046	14,163
Pharmaceuticals - 9.2%
Bristol-Myers Squibb Co.	504	26,077
Catalent, Inc.*	582	35,252
Eli Lilly & Co.	67	59,358
Johnson & Johnson	175	28,361
Merck & Co., Inc.	247	28,049
Pfizer, Inc.	745	21,560
Zoetis, Inc.	161	31,456
Total Pharmaceuticals		230,113
Total United States		2,023,266
TOTAL COMMON STOCKS (Cost: $3,009,050)		2,479,280
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $64,001)	64,001	64,001
TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $3,073,051)		2,543,281
Other Assets less Liabilities - (2.4)%		(60,729)
NET ASSETS - 100.0%		$2,482,552
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $442,474 and the total market value of the collateral held by the Fund was $457,388. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $393,387.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Chemicals	$275,049	$29,676	$—	$304,725
Other	2,174,555	—	—	2,174,555
Investment of Cash Collateral for Securities Loaned	—	64,001	—	64,001
Total Investments in Securities	$2,449,604	$93,677	$—	$2,543,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
Canada - 1.6%
IT Services - 1.6%
Shopify, Inc., Class A*	82,201	$6,587,588
Israel - 3.1%
IT Services - 1.5%
Wix.com Ltd.*	37,386	6,249,818
Software - 1.6%
JFrog Ltd.*(a)	225,457	6,547,271
Total Israel		12,797,089
United States - 95.2%
Financial Services - 6.5%
AvidXchange Holdings, Inc.*	755,260	6,125,159
Block, Inc.*	92,333	6,198,314
PayPal Holdings, Inc.*	90,315	7,047,279
Toast, Inc., Class A*(a)	247,866	7,017,087
Total Financial Services		26,387,839
Health Care Technology - 1.6%
Veeva Systems, Inc., Class A*	31,815	6,677,014
Interactive Media & Services - 1.7%
ZoomInfo Technologies, Inc.*	665,814	6,871,200
IT Services - 12.0%
BigCommerce Holdings, Inc., Series 1*	1,020,403	5,969,358
Cloudflare, Inc., Class A*	74,503	6,026,548
DigitalOcean Holdings, Inc.*	163,194	6,591,406
Fastly, Inc., Class A*(a)	948,513	7,180,243
MongoDB, Inc.*	24,390	6,593,836
Okta, Inc.*	62,979	4,681,859
Snowflake, Inc., Class A*	47,648	5,472,849
Twilio, Inc., Class A*	99,400	6,482,868
Total IT Services		48,998,967
Professional Services - 3.2%
Paycom Software, Inc.	38,381	6,393,123
Paylocity Holding Corp.*	39,809	6,567,291
Total Professional Services		12,960,414
Software - 70.2%
Adobe, Inc.*	11,065	5,729,236
Amplitude, Inc., Class A*(a)	711,687	6,383,832
Appfolio, Inc., Class A*	27,856	6,557,302
Asana, Inc., Class A*(a)	458,601	5,315,186
Atlassian Corp., Class A*	39,707	6,305,869
AvePoint, Inc.*	566,867	6,672,025
Bill Holdings, Inc.*	124,251	6,555,483
BlackLine, Inc.*	119,024	6,562,983
Box, Inc., Class A*	217,604	7,122,179
Braze, Inc., Class A*	145,321	4,699,681
C3.ai, Inc., Class A*	240,707	5,832,331
Clearwater Analytics Holdings, Inc., Class A*	259,117	6,542,704
Confluent, Inc., Class A*	279,106	5,688,180
Crowdstrike Holdings, Inc., Class A*	23,327	6,542,524
Datadog, Inc., Class A*	53,339	6,137,185
DocuSign, Inc.*	108,053	6,709,011
Dropbox, Inc., Class A*	268,338	6,823,835
Dynatrace, Inc.*	123,622	6,610,068
Elastic NV*	56,339	4,324,582
Five9, Inc.*	184,491	5,300,426
Freshworks, Inc., Class A*	533,031	6,119,196
Gitlab, Inc., Class A*	134,912	6,953,364
HubSpot, Inc.*	12,297	6,537,085
Klaviyo, Inc., Class A*(a)	192,808	6,821,547
Monday.com Ltd.*	23,308	6,474,263
nCino, Inc.*	179,224	5,661,686
PagerDuty, Inc.*	319,954	5,935,147
Palo Alto Networks, Inc.*	18,297	6,253,915
Procore Technologies, Inc.*	106,527	6,574,846
Q2 Holdings, Inc.*	84,968	6,777,897
Qualys, Inc.*	49,962	6,418,119
RingCentral, Inc., Class A*	181,809	5,750,619
Salesforce, Inc.	23,311	6,380,454
Samsara, Inc., Class A*	155,765	7,495,412
SentinelOne, Inc., Class A*	264,523	6,327,390
ServiceNow, Inc.*	7,382	6,602,387
Smartsheet, Inc., Class A*	123,572	6,840,946
Sprinklr, Inc., Class A*(a)	686,396	5,305,841
Sprout Social, Inc., Class A*	185,095	5,380,712
Tenable Holdings, Inc.*	146,142	5,921,674
UiPath, Inc., Class A*	513,340	6,570,752
Workday, Inc., Class A*	26,393	6,450,713
Workiva, Inc.*	78,503	6,211,157
Zoom Video Communications, Inc., Class A*	105,693	7,371,030
Zscaler, Inc.*(a)	31,770	5,430,764
Zuora, Inc., Class A*	692,174	5,966,540
Total Software		286,948,078
Total United States		388,843,512
TOTAL COMMON STOCKS (Cost: $572,015,004)		408,228,189
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $2,719,101)	2,719,101	2,719,101
TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $574,734,105)		410,947,290
Other Assets less Liabilities - (0.6)%		(2,329,113)
NET ASSETS - 100.0%		$408,618,177
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2024

(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $21,335,359 and the total market value of the collateral held by the Fund was $21,815,419. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,096,318.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$408,228,189	$—	$—	$408,228,189
Investment of Cash Collateral for Securities Loaned	—	2,719,101	—	2,719,101
Total Investments in Securities	$408,228,189	$2,719,101	$—	$410,947,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
Israel - 3.7%
Software - 3.7%
Check Point Software Technologies Ltd.*	20,608	$3,973,429
Japan - 4.4%
Software - 4.4%
Digital Arts, Inc.(a)	29,700	1,023,637
Trend Micro, Inc.	63,700	3,779,070
Total Japan		4,802,707
United States - 91.8%
Communications Equipment - 3.9%
F5, Inc.*	19,067	4,198,553
IT Services - 16.9%
Akamai Technologies, Inc.*	40,360	4,074,342
Cloudflare, Inc., Class A*	66,231	5,357,426
Fastly, Inc., Class A*(a)	471,232	3,567,226
Okta, Inc.*	71,061	5,282,675
Total IT Services		18,281,669
Software - 71.0%
CommVault Systems, Inc.*	26,728	4,112,103
Crowdstrike Holdings, Inc., Class A*	20,315	5,697,748
CyberArk Software Ltd.*	19,149	5,584,040
Datadog, Inc., Class A*	47,642	5,481,688
Elastic NV*	70,753	5,431,000
Fortinet, Inc.*	70,116	5,437,496
HashiCorp, Inc., Class A*	154,573	5,233,842
OneSpan, Inc.*	106,970	1,783,190
Palo Alto Networks, Inc.*	15,132	5,172,117
Qualys, Inc.*	31,615	4,061,263
Rapid7, Inc.*	156,935	6,260,137
Rubrik, Inc., Class A*	95,779	3,079,295
SentinelOne, Inc., Class A*(a)	235,692	5,637,753
Tenable Holdings, Inc.*	132,221	5,357,595
Varonis Systems, Inc.*	55,686	3,146,259
Zscaler, Inc.*(a)	31,330	5,355,550
Total Software		76,831,076
Total United States		99,311,298
TOTAL COMMON STOCKS (Cost: $108,701,095)		108,087,434
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%
United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $4,132,900)	4,132,900	4,132,900
TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $112,833,995)		112,220,334
Other Assets less Liabilities - (3.7)%		(4,013,537)
NET ASSETS - 100.0%		$108,206,797
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2024. At September 30, 2024, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $11,328,837 and the total market value of the collateral held by the Fund was $11,646,745. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,513,845.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/2/2024	31,530,000	JPY	164,028	GBP	$409	$—
Morgan Stanley & Co. International	10/2/2024	29,411	USD	22,000	GBP	—	(99)
						$409	$(99)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$108,087,434	$—	$—	$108,087,434
Investment of Cash Collateral for Securities Loaned	—	4,132,900	—	4,132,900
Total Investments in Securities	$108,087,434	$4,132,900	$—	$112,220,334
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$409	$—	$409
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(99)	$—	$(99)
Total - Net	$108,087,434	$4,133,210	$—	$112,220,644
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
USD	U.S. dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or "Board of Trustees"). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds ("ETFs" or "ETF") or exchange-traded notes ("ETNs" or "ETN") which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds' valuation designee (the "Valuation Designee") to perform all fair valuations of the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund's portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using "fair value" pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a "Fair Valuation Summary" supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.